As filed with the Securities and Exchange Commission on March 3, 2022

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-01800

U.S. GLOBAL INVESTORS FUNDS
Three Canal Plaza, Suite 600
Portland, Maine 04101

Jessica Chase, Principal Executive Officer
Three Canal Plaza, Suite 600
Portland, Maine 04101
207-347-2000

Date of fiscal year end: December 31

Date of reporting period: January 1, 2021 – December 31, 2021

ITEM 1. REPORT TO STOCKHOLDERS.

U.S. Global Investors Funds
Annual Report
December 31, 2021

U.S. Global Investors Funds
Annual Report
December 31, 2021
Table of Contents
Letter to Shareholders (unaudited) 1
Deﬁnitions for Management Teams’ Perspectives (unaudited) 8
Management Team’s Perspective (unaudited) 11
Portfolios of Investments 40
Notes to Portfolios of Investments 75
Statements of Assets and Liabilities 90
Statements of Operations 94
Statements of Changes in Net Assets 98
Notes to Financial Statements 104
Financial Highlights 119
Report of Independent Registered Public Accounting Firm 127
Trustees and Officers (unaudited) 128
Approval of Investment Advisory Agreement (unaudited) 130
Additional Information (unaudited) 134
Expense Example (unaudited) 136

Apex Fund Services
3 Canal Plaza, Suite 600
Portland, ME 04101
Nasdaq Symbols (unaudited)
U.S. Global Investors Funds
Investor Class
U.S. Government Securities Ultra-Short Bond Fund UGSDX
Near-Term Tax Free Fund NEARX
Global Luxury Goods Fund (formerly known as Holmes Macro Trends Fund) USLUX
Global Resources Fund PSPFX
World Precious Minerals Fund UNWPX
Gold and Precious Metals Fund USERX
Emerging Europe Fund EUROX
China Region Fund USCOX

U.S. Global Investors Funds
(unaudited)
Dear Fellow Shareholder,
The great gold Love Trade appears to be alive and well, despite gold having a down year in 2021. India, the second largest consumer of the yellow metal after China, reported spending a record $55.7 billion on gold imports last year. That’s more than double the amount from 2020 and surpasses the previous record high of $53.9 billion, set in 2011.
In volume terms, the South Asian country imported 1,050 tonnes of gold in 2021, the most in a decade, according to reporting by Reuters.
As many of you are well aware, gold has long been an incredibly important metal, both culturally and economically, to India and its people. It’s considered auspicious to give gifts of gold coins and jewelry during certain holidays and weddings, and according to some estimates, Indian women own more gold than all the bullion combined in Fort Knox.
It’s a good sign for global demand that gold imports were so high in 2021. For one, it suggests that couples who had to postpone weddings on account of Covid lockdowns now feel confident enough to move forward with their plans.
And two, it shows that the middle consumer class in India is cash-rich enough to absorb higher gold prices. The average annual price of the metal in 2021 was just under $1,800 per ounce, the highest it’s ever been.
In fact, if you look at its price going back to 2000, gold has been up 86% of the time on an average annual basis. This is a more important metric to gold producers than the metal’s daily swings.

U.S. Global Investors Funds
(unaudited)
Historically Low Volatility, Strong Liquidity
Investors seeking other reasons to add to their gold position may look to the asset’s historically low volatility and strong liquidity. According to the World Gold Council (WGC), gold is the third most liquid asset in the world following the S&P 500 and U.S. Treasuries. On average, the precious metal trades more than $100 billion per day around the world, with about $60 billion of that in spot contracts, gold futures and bullion-backed ETFs.
And then there’s volatility. When compared to other alternative investments, from cryptocurrencies to real estate investment trusts (REITs) to farmland, gold has the lowest annualized volatility of any asset except for commodities as a whole.
All told, these two qualities can help investors potentially improve the risk-adjusted returns of their portfolios.
I’ve always recommended a 10% weighting in gold, with 5% in physical gold or jewelry, and
5% in gold mining stocks, mutual funds and ETFs. Make sure you rebalance at least once a year, if not more frequently.
I’m proud to share with you that our Gold and Precious Metals Fund (USERX) achieved an overall four-star rating from Morningstar for the period ended December 31, 2021, based on risk-adjusted returns.
Commodities Had Their Best Year Since 2009
Commodities as a whole had a phenomenal year, due in large part to inflation triggered by unprecedented global monetary and fiscal stimulus. The Bloomberg Commodity Spot Index ended 2021 with a gain of 27%, the biggest yearly jump since 2009, when the financial crisis similarly prompted governments and central banks to flood their economies with liquidity.
The best performing commodity component was energy, with natural gas up close to 47%, crude oil up 55% and Powder River Basin coal up an eye-popping 160%. Energy increased at double the rate as the second-best category, industrial metals. Aluminum led these materials with an increase of 42%, followed by zinc (up 31%), nickel (26%), copper (26%) and lead
(18%).

U.S. Global Investors Funds
(unaudited)
Fossil Fuels Surged on Stronger-Than-Expected Demand
A January 5, 2022 article appeared in the Wall Street Journal , penned by Bjorn Lomborg, author of False Alarm: How Climate Change Panic Costs Us Trillions, Hurts the Poor and
Fails to Fix the Planet . Lomborg believes that today’s soaring energy prices are “likely a sign of things to come,” thanks to world governments’ climate policies. Specifically, he takes aim at unreasonable decarbonization efforts:
“Limiting the use of fossil fuels requires making them more expensive and pushing people toward green alternatives that remain pricier and less efficient.”
Indeed, I’m sure many of you felt the pain at the pump this past year, and families in Europe continue to deal with all-time high energy prices.
You might think that coal use is rapidly on the decline, but believe it or not, coal-fired power generation reached an all-time high last year, driven by demand for cheap energy in China,
India and other emerging economies. Because production has not kept up with demand, this pushed coal prices to record highs in 2021, making electricity, not to mention food and transportation, even less affordable for families residing in countries that haven’t fully phased out fossil fuels.
It may make sense, then, to maintain positions in companies that are involved in the exploration and production of fossil fuels, prices for which may stay higher for longer, and renewable energy. That’s precisely what our Global Resources Fund (PSPFX) seeks to do. At the same time that the fund invests in traditional producers and explorers such as ConocoPhillips and
EOG Resources, PSPFX also makes strategic allocations to companies leading the transition to renewables—Siemens Gamesa Renewable Energy and Canadian Solar, for instance—as well as the firms that supply them with the essential metals and minerals.

U.S. Global Investors Funds
(unaudited)
Luxury Goods Sales Have Recovered to Pre-Pandemic Growth
After plunging due to the global health crisis, the personal luxury goods market returned to pre-pandemic growth in 2021, with sales estimated to top 283 billion euros ($325 billion), according to a new report by Bain & Company. That would represent a slight increase from then-record sales of 281 billion euros ($318 billion) in 2019.
Bain analysts note that these figures include only high-end merchandise, from leather handbags to jewelry to fragrances. Luxury “experiences,” such as travel and dining, still lag
2019 levels due to the ongoing pandemic.
The V-shaped recovery was largely powered by the U.S. and China, with U.S. consumers outspending their Chinese counterparts by 1.5 times, the report says. That’s despite the fact that the luxury market in China has nearly doubled since 2019. Consumers there are so hungry for luxury brands that Louis Vuitton is reportedly considering opening its first duty-free store in China, on the island-province of Hainan, which has rapidly become a luxury shopping destination for Chinese tourists unable to travel overseas due to pandemic restrictions.
Bain’s report helps underscore the reason why I was interested in providing an easy way for investors to gain access to the luxury goods market. As I’ve said before, there was initially some pushback to the idea, especially during the pandemic.
Our Global Luxury Goods Fund (USLUX) became available in July 2020 after changing its name and investment strategy. Since then, it’s done better than even I imagined. For the
12-month period through December 31, 2021, USLUX beat its benchmark, the S&P Global
Luxury Index, on impressive revenue generated by many of the fund’s top holdings such as
LVMH and Prada.
That also includes Tesla, which now ranks third among luxury automakers in the U.S., having surpassed Mercedes-Benz in sales during the first nine months of 2021. Toyota-owned Lexus holds the number two spot while BMW, also held in USLUX, tops the list.

U.S. Global Investors Funds
(unaudited)
Thank you for your continued trust and confidence in U.S. Global Investors. We wish you and your family good health and prosperity in the New Year.
Sincerely,
Frank E. Holmes
CEO and Chief Investment Officer
U.S. Global Investors, Inc.
Please consider carefully a fund’s investment objectives, risks, charges and expenses. For this and other important information, obtain a fund prospectus by visiting www.usfunds.
com or by calling 1-800-US-FUNDS (1-800-873-8637). Read it carefully before investing.
Foreside Fund Services, LLC, Distributor. U.S. Global Investors is the investment adviser.
Total Annualized Returns as of 12/31/2021:
Performance data quoted above is historical. Past performance is no guarantee of future results. Results reflect the reinvestment of dividends and other earnings. For a portion of periods, the fund had expense limitations, without which returns would have been lower.
Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Performance does not include the effect of any direct fees described in the fund’s prospectus which, if applicable, would lower your total returns. Performance quoted for periods of one year or less is cumulative and not annualized. Obtain performance data current to the most recent month-end at www.
usfunds.com or 1-800-US-FUNDS.
Fund One-Year Five-Year Ten-Year Gross Expense Ratio
Global Luxury Goods Fund 25.02% 13.41% 10.86% 1.76%
S&P Global Luxury Goods
Index
23.26% 22.00% 15.10% n/a
Luxury Goods Sales Have Recovered to Pre-Pandemic Growth
After plunging due to the global health crisis, the personal luxury goods market returned to pre-pandemic growth in 2021, with sales estimated to top 283 billion euros ($325 billion), according to a new report by Bain & Company. That would represent a slight increase from then-record sales of 281 billion euros ($318 billion) in 2019.
Bain analysts note that these figures include only high-end merchandise, from leather handbags to jewelry to fragrances. Luxury “experiences,” such as travel and dining, still lag
2019 levels due to the ongoing pandemic.
The V-shaped recovery was largely powered by the U.S. and China, with U.S. consumers outspending their Chinese counterparts by 1.5 times, the report says. That’s despite the fact that the luxury market in China has nearly doubled since 2019. Consumers there are so hungry for luxury brands that Louis Vuitton is reportedly considering opening its first duty-free store in China, on the island-province of Hainan, which has rapidly become a luxury shopping destination for Chinese tourists unable to travel overseas due to pandemic restrictions.
Bain’s report helps underscore the reason why I was interested in providing an easy way for investors to gain access to the luxury goods market. As I’ve said before, there was initially some pushback to the idea, especially during the pandemic.
Our Global Luxury Goods Fund (USLUX) became available in July 2020 after changing its name and investment strategy. Since then, it’s done better than even I imagined. For the
12-month period through December 31, 2021, USLUX beat its benchmark, the S&P Global
Luxury Index, on impressive revenue generated by many of the fund’s top holdings such as
LVMH and Prada.
That also includes Tesla, which now ranks third among luxury automakers in the U.S., having surpassed Mercedes-Benz in sales during the first nine months of 2021. Toyota-owned Lexus holds the number two spot while BMW, also held in USLUX, tops the list.

U.S. Global Investors Funds
(unaudited)
Morningstar ratings based on risk-adjusted return and number of funds
Category: Equity Precious Metals
Through: 12/31/2021
Morningstar Ratings are based on risk-adjusted return. The Morningstar Rating for a fund is derived from a weighted-average of the performance figures associated with its three-, five-
and ten-year Morningstar Rating metrics. Past performance does not guarantee future results.
For each fund with at least a three-year history, Morningstar calculates a Morningstar Rating based on a Morningstar Risk-Adjusted Return measure that accounts for variation in a fund’s monthly performance (including the effects of sales charges, loads, and redemption fees), placing more emphasis on downward variations and rewarding consistent performance. The top 10% of funds in each category receive 5 stars, the next 22.5% receive 4 stars, the next 35%
receive 3 stars, the next 22.5% receive 2 stars and the bottom 10% receive 1 star. (Each share class is counted as a fraction of one fund within this scale and rated separately, which may cause slight variations in the distribution percentages.)
Foreside Fund Services, LLC, Distributor. U.S. Global Investors is the investment adviser.
Mutual fund investing involves risk. Principal loss is possible. Foreign and emerging market investing involves special risks such as currency fluctuation and less public disclosure, as well as economic and political risk. Because the Global Resources Fund concentrates its investments in specific industries, the fund may be subject to greater risks and fluctuations than a portfolio representing a broader range of industries. By investing in a specific geographic region, a regional fund’s returns and share price may be more volatile than those of a less concentrated portfolio. The risk of concentrating investments in this group of industries will make the fund more susceptible to risk in these industries than funds which do not concentrate their investments in an industry and may make the fund’s performance more volatile. Companies in the consumer discretionary sector are subject to risks associated with fluctuations in the performance of domestic and international economies, interest rate changes, increased competition and consumer confidence. Gold, precious metals, and precious minerals funds may be susceptible to adverse economic, political or regulatory developments due to concentrating in a single theme. The prices of gold, precious metals, and precious minerals are subject to substantial price fluctuations over short periods of time and may be affected by unpredicted international monetary and political policies. We suggest investing no more than 5% to 10% of your portfolio in these sectors.

U.S. Global Investors Funds
(unaudited)
It is not possible to invest in an index. The S&P 500 Index includes 500 leading U.S.
companies and covers approximately 80% of available market capitalization. The Bloomberg
Commodity Index provides broad-based exposure to commodities, and no single commodity or commodity sector dominates the index. The S&P GSCI is broad-based and product weighted to represent the global commodity market beta. The S&P Global Luxury Index is comprised of 80 of the largest publicly-traded companies engaged in the production or distribution of luxury services that meet specific investibility requirements.
Fund portfolios are actively managed, and holdings may change daily. Holdings are reported as of the most recent quarter-end. Holdings are not a recommendation to buy or sell a security.
Holdings in the Gold and Precious Metals Fund, Global Resources Fund and Global Luxury
Goods Fund as a percentage of net assets as of 12/31/2021: ConocoPhillips (0.00% in Gold and Precious Metals Fund, 1.06% in Global Resources Fund, 0.00% in Global Luxury Goods
Fund), EGO Resources Inc. (0.00% in Gold and Precious Metals Fund, 1.31% in Global
Resources Fund, 0.00% in Global Luxury Goods Fund), Siemens Gamesa Renewable Energy
S.A. (0.00% in Gold and Precious Metals Fund, 1.23% in Global Resources Fund, 0.00%
in Global Luxury Goods Fund ), Canadian Solar Inc. (0.00% in Gold and Precious Metals
Fund, 1.61% in Global Resources Fund, 0.00% in Global Luxury Goods Fund), LVMH Moet
Hennessy Louis Vuitton S.A. (0.00% in Gold and Precious Metals Fund, 0.00% in Global
Resources Fund, 1.63% in Global Luxury Goods Fund), Prada SpA (0.00% in Gold and
Precious Metals Fund, 0.00% in Global Resources Fund, 0.78% in Global Luxury Goods
Fund), Tesla Inc. (0.00% in Gold and Precious Metals Fund, 0.00% in Global Resources Fund,
8.17% in Global Luxury Goods Fund), Toyota Motor Corp. (0.00% in Gold and Precious
Metals Fund, Global Resources Fund and Global Luxury Goods Fund), Bayerische Motoren
Werke AG (0.00% in Gold and Precious Metals Fund, 0.00% in Global Resources Fund,
3.99% in Global Luxury Goods Fund).
All opinions expressed and data provided are subject to change without notice. Some of these opinions may not be appropriate to every investor.

Definitions for Management Teams’ Perspectives
(unaudited)
Benchmark Index Definitions
Returns for indices reflect no deduction for fees, expenses or taxes, unless noted.
The Bloomberg Barclays U.S. Treasury Bills 6-9 Months Total Return Index tracks the performance of U.S. Treasury Bills with a maturity of six to nine months.
The Bloomberg Barclays 3 Year Municipal Bond Index is a total return benchmark designed for municipal assets. The index includes bonds with a minimum credit rating of BAA3, that are issued as part of a deal of at least $50 million, have an amount outstanding of at least $5 million and have a maturity of two to four years.
The FTSE Gold Mines Index encompasses all gold mining companies that have a sustainable and attributable gold production of at least 300,000 ounces a year and that derive 75% or more of their revenue from mined gold.
The Hang Seng Composite Index is a market-capitalization weighted index that covers about
95% of the total market capitalization of companies listed on the Main Board of the Hong
Kong Stock Exchange.
The MSCI Emerging Markets Europe 10/40 Index (Net Total Return) is a free float-
adjusted market capitalization index that is designed to measure equity performance in the emerging market countries of Europe (Czech Republic, Greece, Hungary, Poland, Russia and
Turkey). The index is calculated on a net return basis (i.e., reflects the minimum possible dividend reinvestment after deduction of the maximum rate withholding tax). The index is periodically rebalanced relative to the constituents’ weights in the parent index.
The NYSE Arca Gold Miners Index is a modified market capitalization-weighted index comprised of publicly-traded companies involved primarily in the mining for gold and silver.
The S&P Global Natural Resources Index (Net Total Return) includes 90 of the largest publicly-traded companies in natural resources and commodities businesses that meet specific investability requirements, offering investors diversified, liquid and investable equity exposure across 3 primary commodity-related sectors: Agribusiness, Energy, and Metals &
Mining. The index is calculated on a net return basis (i.e., reflects the minimum possible dividend reinvestment after deduction of the maximum rate withholding tax).
The S&P 500 Index is a widely recognized capitalization-weighted index of 500 common stock prices in U.S. companies.
The S&P Composite 1500 Index is a broad-based capitalization-weighted index of 1500 U.S.
companies and is comprised of the S&P 400, the S&P 500 and the S&P 600.
Other Index Definitions
The Bloomberg Barclays U.S. Municipal Index covers the USD-denominated long-term tax exempt bond market. The index has four main sectors: state and local general obligation bonds, revenue bonds, insured bonds and pre-refunded bonds.

Definitions for Management Teams’ Perspectives
(unaudited)
The Cboe Volatility Index is a calculation designed to produce a measure of constant, 30-day expected volatility of the U.S. stock market, derived from real-time, mid-quote prices of the
S&P 500 Index call and put options.
The CSI 300 is a capitalization-weighted stock market index designed to replicate the performance of the top 300 stocks traded on the Shanghai Stock Exchange and the Shenzhen
Stock Exchange.
The Dow Jones Industrial Average is a price-weighted measure of 30 U.S. blue-chip companies. The index covers all industries except transportation and utilities.
The Hang Seng Index is a capitalization-weighted index of 33 companies that represent approximately 70 percent of the total market capitalization of The Stock Exchange of Hong
Kong.
The Institute of Supply Management (ISM) Manufacturing Purchasing Managers Index
(PMI) Report on Business is based on data compiled from monthly replies to questions asked of purchasing and supply executives in over 400 industrial companies. For each of the indicators measured (New Orders, Backlog of Orders, New Export Orders, Imports, Production, Supplier
Deliveries, Inventories, Customers Inventories, Employment, and Prices), this report shows the percentage reporting each response, the net difference between the number of responses in the positive economic direction and the negative economic direction and the diffusion index.
Responses are raw data and are never changed.
The Purchasing Manager’s Index (PMI) is an indicator of the economic health of the manufacturing sector. The PMI index is based on five major indicators: new orders, inventory levels, production, supplier deliveries and the employment environment.
The MOEX Russia Index is cap-weighted composite index calculated based on prices of the most liquid Russian stocks of the largest and dynamically developing Russian issues presented on the Moscow Exchange.
The MSCI China Index captures large and mid-cap representation across China A shares,
H shares, B shares, Red chips, P chips and foreign listings. With 697 constituents, the index covers about 85% of this China equity universe.
The MSCI Emerging Markets (EM) Index was launched in 1988 including 10 countries with a weight of about 0.9% in the MSCI ACWI Index. Currently, it captures 26 countries across the globe and has a weight of 12% in the MSCI ACWI Index.
The MSCI Emerging Markets Europe Index is a free float-adjusted market capitalization index that is designed to measure equity market performance in the emerging markets countries of Europe (Czech Republic, Hungary, Poland, Russia, and Turkey).
The Nasdaq Composite Index measures all Nasdaq domestic and international based common type stocks listed on The Nasdaq Stock Market. To be eligible for inclusion in the
Index, the security’s U.S. listing must be exclusively on The Nasdaq Stock Market (unless the

Definitions for Management Teams’ Perspectives
(unaudited)
security was dually listed on another U.S. market prior to January 1, 2004 and has continuously maintained such listing).
The S&P Global Luxury Index is comprised of 80 of the largest publicly-traded companies engaged in the production or distribution of luxury goods or the provision of luxury services that meet specific investibility requirements.
The U.S. Dollar Index is an index of the value of the United States dollar relative to a basket of foreign currencies, often referred to as a basket of U.S. trade partners’ currencies.
The Warsaw Stock Exchange Index (WIG) is the oldest stock exchange index, calculated at the first market session. The basic index values are calculated on the basis of the prices of shares of all stock exchange companies with at least 10% of freely-traded shares with a value equivalent to 1 million euro. WIG is a total-return index, and the revenues from both dividends and subscription rights are taken into account in its calculation.
The Wilderhill Clean Energy Index is designed to deliver capital appreciation through the selection of companies that focus on greener and generally renewable sources of energy and technologies that facilitate cleaner energy.

U.S. Government Securities Ultra-Short Bond Fund
(unaudited)
Management Team’s Perspective
Introduction
The U.S. Government Securities Ultra-Short Bond Fund (UGSDX) is designed to be used as an investment that takes advantage of the security of U.S. Government bonds and obligations, while simultaneously pursuing a higher level of current income than money market funds offer. The fund’s dollar-weighted average effective maturity is two years or less.
Performance Graph
U.S. Government Securities Ultra-Short Bond Fund
Average Annual Performance
For the Periods Ended
December 31, 2021
One Year Five Year Ten Year
U.S. Government Securities Ultra-Short Bond Fund
(0.44)% 0.64% 0.44%
Bloomberg Barclays U.S. Treasury Bills 6-9 Months
Total Return Index 0.04% 1.27% 0.73%
Performance data quoted above is historical. Past performance is no guarantee of future results.
Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. For all or a portion of the periods, the fund had expense limitations and reimbursements to maintain a minimum yield, without which returns would have been lower. The above returns for the U.S. Government
Securities Ultra-Short Bond Fund include the fund’s results as a money market fund through the date of its conversion (December 20, 2013) to an ultra-short bond fund, and therefore are not representative of the fund’s results had it operated as an ultra-short bond fund for the full term of the periods shown.
Returns greater than one year are annualized.
Gross expense ratio as stated in the most recent prospectus is 1.05%. Pursuant to a voluntary arrangement, the Adviser has agreed to limit total fund operating expenses (exclusive of any acquired fund fees and expenses, performance fees, taxes, brokerage commissions and interest) to not exceed
0.45%. The Adviser can modify or terminate this arrangement at any time. In addition, returns may include the effects of additional voluntary waivers of fees and reimbursements of expenses by the
Adviser, including waivers and reimbursements to maintain a minimum net yield for the fund.
See Definitions for Management Teams’ Perspectives for index definitions.
Please visit our website at www.usfunds.com for updated performance information for different time periods.

U.S. Government Securities Ultra-Short Bond Fund
(unaudited)
The Year in Review – Economic and Political Issues that Affected the Fund
Yields fluctuated as waves of Covid-19 disrupted the U.S. and world. Yields initially looked to climb in the first quarter but soon began a downward drift that would plunge as virus cases surged as we entered the summer. Benchmark yields rose to just under 5 basis points (bp) and held those levels into September.
Inflation finally hit home as we entered the fourth quarter and the Federal Reserve was no longer talking about transitory inflation. At subsequent Fed meetings, the expectations of a more hawkish tone prevailed.
By the end of November, the benchmark’s yield had climbed to 10 bp but then surged to 20 bp by year end.
Investment Highlights
The U.S. Government Securities Ultra-Short Bond Fund returned a negative 0.44% for the year ended
December 31, 2021, underperforming its benchmark, the Bloomberg Barclays U.S. Treasury Bills 6-9
Months Total Return Index, which returned 0.04%. Fund expenses were a burden to achieving a positive yield. The zero- to one-year tranche had slightly positive returns, but the main source of underperformance came from one- to three-year maturities while three- to five-year maturities lost some ground too.
Current Outlook
The outlook is that the Fed will raise interest rates three times in 2022, potentially as many as four times, according to Goldman Sachs. Liftoff in rate hikes may come as early as March 2022. The currently circulating Omicron virus will likely complicate the timing of rate hikes. Wage pressure on employers is likely to gain more momentum as employees have more choices concerning where they want to be employed. We believe that short-term rates are likely to gain the most from a more hawkish interest rate stance. It will likely be difficult to get long rates up much in 2022, more of a curve-flattening scenario.
Real yields may remain negative.
The section labeled Portfolio of Investments contains a complete list of the fund’s holdings.
Portfolio Allocation by Issuer
Based on Total Investments
December 31, 2021
U.S. Treasury Note/Bond 47.7%
Federal Farm Credit Bank 43.3%
Vanguard Short-Term Treasury ETF 5.0%
Federal Home Loan Bank 4.0%
Total 100.0%
Portfolio Allocation by Maturity
December 31, 2021
Less than 1 Month $ 5,828,101 15.9%
1-3 Months 5,515,774 15.1%
3-12 Months 5,009,133 13.8%
1-3 Years 17,726,369 48.5%
3-5 Years 2,465,141 6.7%
$ 36,544,518 100.0%

Near-Term Tax Free Fund
(unaudited)
Management Team’s Perspective
Introduction
The Near-Term Tax Free Fund (NEARX) seeks to provide a high level of current income exempt from federal income taxation and to preserve capital. However, a portion of any distribution may be subject to federal and/or state income taxes. The Near-Term Tax Free Fund will maintain a weighted average maturity of less than five years.
Performance Graph
The Year in Review – Economic and Political Issues that Affected the Fund
2021 started off with concerns that the ongoing pandemic would create stress for the finances of some municipal issuers and lead to credit downgrades. Those concerns were allayed when Washington threw a life raft to the municipal bond market. Economic growth sprang back and was more robust than expected. Consequently, municipal bonds performed better than expected.
Near-Term Tax Free Fund
Average Annual Performance
For the Periods Ended
December 31, 2021
One Year Five Year Ten Year
Near-Term Tax Free Fund
(0.46)% 1.31% 1.36%
Bloomberg Barclays 3 Year Municipal Bond Index 0.41% 2.07% 1.60%
Performance data quoted above is historical. Past performance is no guarantee of future results.
Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. For all or a portion of the periods, the fund had expense limitations, without which returns would have been lower.
Returns greater than one year are annualized.
Gross expense ratio as stated in the most recent prospectus is 1.11%. The Adviser has contractually agreed to limit total fund operating expenses (exclusive of any acquired fund fees and expenses, extraordinary expenses, taxes, brokerage commissions and interest) to not exceed 0.45% on an annualized basis through April 30, 2022.
See Definitions for Management Teams’ Perspectives for index definitions.
Please visit our website at www.usfunds.com for updated performance information for different time periods.

Near-Term Tax Free Fund
(unaudited)
However, much of the good news is already accounted for, making it difficult to find attractive opportunities to earn tax-free interest investment income. Demand for municipal bonds exceeded supply with investor bidding up demand for tax-free income, leading to higher prices and tighter spreads.
Investment Highlights
For the year ended December 31, 2021, the Near-Term Tax Free Fund showed a negative return of 0.46%, underperforming its benchmark, the Bloomberg Barclays 3-Year Municipal Bond Index, which gained
0.41%.
Strengths
The fund’s allocation to bonds from Illinois, California and Massachusetts outperformed.
The fund benefited from its allocation to higher education, single-family housing and multifamily housing bonds, all of which outperformed.
The fund’s allocation in the one- to three-year maturities and 10-years+ areas of the yield curve outperformed.
Weaknesses
The fund’s allocation to bonds from Texas, New York and Florida underperformed. Outside of
California, these states are the biggest issuers of municipal debt.
The fund’s exposure to school districts, transportation and water bonds underperformed.
The fund’s allocation in the zero-year to one-year areas of the yield curve underperformed followed by the five- to seven-year as the worst performers.
Current Outlook
Our outlook for 2022 is that both spreads and yields should increase modestly. This may result in near-
term price declines, but we expect there will be opportunities for higher yields. Approximately, 25% of the Near-Term Tax Free Fund’s holdings will mature during 2022, allowing us to reposition the proceeds into higher-yielding municipal bonds for the coming years.
The $1 trillion infrastructure bill passed by Congress includes major investments in traditional infrastructure, such as roads, bridges, rail and water utilities. It will also address the energy transmission, combat climate change and expand broadband internet access. This legislation should support municipal credits in the coming years. Airport upgrades and water and sewer systems with aging infrastructure that need to comply with environmental requirements are likely to see their credit ratings improve. Credit concerns should remain low with few defaults.
The section labeled Portfolio of Investments contains a complete list of the fund’s holdings.

Near-Term Tax Free Fund
(unaudited)
Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest).
“Not Rated” is used to classify securities for which a rating is not available. Credit quality ratings for each issue are obtained from Moody’s and S&P Global Ratings, and the higher rating for each issue is used.
Top 10 Area Concentrations
(Based on Net Assets)
December 31, 2021
Texas 20.34%
New York 10.27%
California 7.24%
Florida 6.16%
Illinois 4.41%
Idaho 3.40%
Louisiana 3.36%
Colorado 3.26%
Michigan 3.22%
South Carolina 2. 71%
Total Top 10 Areas 64.37%
Municipal Bond Ratings*
Based on Total Municipal Bonds
December 31, 20 2 1
Bond
Percentage
AAA
23.1%
AA
71.0%
A
0.9%
Not Rated 5.0%
Total 100.0%

Global Luxury Goods Fund
(unaudited)
Management Team’s Perspective
Introduction
The Global Luxury Goods Fund’s primary objective is to seek long-term capital appreciation. Under normal market conditions, the Global Luxury Goods Fund will invest at least 80% of its net assets in securities of companies producing, processing, distributing and manufacturing luxury products, services, or equipment.
Performance Graphs
Global Luxury Goods Fund
Average Annual Performance
For the Periods Ended
December 31, 2021
One Year Five Year Ten Year
Global Luxury Goods Fund
25.02% 13.41% 10.86%
S&P Global Luxury Index 23.26% 22.00% 15.10%
S&P Composite 1500 TR 28.45% 17.95% 16.35%

Global Luxury Goods Fund
(unaudited)
The Year in Review – What Drove the Market
U.S. stock benchmarks performed well in 2021. U.S. equites continued their recovery supported by massive fiscal and monetary stimulus. Luxury goods companies experienced a correction in mid-August, followed by a sharper selloff in Chinese equites and growing concerns about the next wave of the pandemic. Looking at the longer period of two years, luxury goods were among the first to rebound after the sharp selloff in March of 2020, gaining 69.61%, versus the S&P 1500, which appreciated 51.42%.
Despite the pandemic dragging on longer than had been hoped, the U.S. economy has performed relatively well. We entered 2021 with sweeping restrictions due to the pandemic, most of which ended in October;
however, due to the surge of the new variant Omicron, easing policy had to be put in reverse. The scale of uncertainties facing the economy moving into next year is enormous. Overall, the jobs market recovered in 2021, and companies have been reporting record profits. Strong demand for goods and services pushed inflation to an almost three-decade high. In December, inflation stood at 6.8% year-over-year, a reading last seen in 1982.
Luxury sales have been growing due to economic expansion and high household savings rate. Online sales of luxury goods benefited from the pandemic as manufacturers had to quickly switch or adopt to new online sales channels. The share of online sales nearly doubled for personal luxury goods, growing from
12% in 2019 to 22% in 2021. In 2022, our opinion is that online luxury sales should continue to outpace other channels across all industries.
Americans became the largest consumer of luxury goods in 2021, while domestic sales in China surpassed purchases abroad. Domestic sales in China accounted for 21% of global sales in 2021 versus 11% in 2019.
U.S. domestic sales grew from 22% in 2019 to 31% in 2021. Chinese consumption of luxury goods most likely will increase due to President Xi Jinping’s focus on common prosperity.
Investment Highlights
Overview
For the 12-month period through December 31, 2021, the Global Luxury Goods Fund (USLUX)
appreciated 25.02%, underperforming its benchmark, the S&P Composite 1500 TR, which appreciated
28.45%.
Performance data quoted above is historical. Past performance is no guarantee of future results.
Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. For all or a portion of the periods, the fund had expense limitations, without which returns would have been lower.
Returns greater than one year are annualized.
The fund changed its investment strategy on July 1, 2020. Prior to that date, the fund invested in a diversified portfolio of equity and equity-related securities of companies in the S&P Composite 1500
Index, with a focus on companies achieving high return on invested capital metrics and an emphasis on mid-capitalization companies. Different investment strategies may lead to different performance results. The fund’s performance for periods prior to July 1, 2020 reflects the investment strategy in effect prior to that date.
Effective September 29, 2020, the Fund changed its primary benchmark from the S&P Global Luxury
Index to the S&P Composite 1500 Index, although the Fund will continue to use the S&P Global
Luxury Index as a “secondary index.” The Adviser believes that the inclusion in the performance table of the S&P Composite 1500 Index, which is a broad-based securities index, and the S&P Global
Luxury Index, which represents a group of securities that aligns more closely with the Fund’s investment strategies, may provide a useful performance comparison to investors.
Gross expense ratio as stated in the most recent prospectus is 1.76%. The Adviser has contractually agreed to limit total fund operating expenses (exclusive of any acquired fund fees and expenses, performance fees, taxes, brokerage commissions and interest) to not exceed 1.80% through April 30,
2022.
See Definitions for Management Teams’ Perspectives for index definitions.
Please visit our website at www.usfunds.com for updated performance information for different time periods.

Global Luxury Goods Fund
(unaudited)
Overall, cyclical sectors outperformed defensives on the back of the continued recovery and reopening narrative. Energy, communication services, financials and information technology outperformed while materials, industrials, health care, consumer discretionary, consumer staples, utilities and telecommunication services underperformed.
Strengths
The fund’s strong stock selection in the consumer discretionary sector had the most positive effect on performance relative to the index. The fund’s overweight strategy in auto, hotels and casinos/
gambling stocks proved to work well.
The fund’s stock selection in the financial sector had the second most positive effect on the fund’s performance relative to the index.
A standout contributor to fund performance was Volkswagen, the German motor vehicle manufacturer headquartered in Wolfsburg. Back in March, as shares of Volkswagen surged, some analysts commented that the European car company could overtake the U.S. electric vehicle (EV)
car maker Tesla in 2022. Volkswagen is a not an EV seller in Europe, however, and in order to meet the eurozone’s climate targets, the company has plans to launch as many as 70 purely electric car models by 2030.
Weaknesses
The fund’s stock selection in materials had the most negative effect on the fund’s performance relative to the index. The strategy to overweight precious metals proved to be weak.
The fund’s underweight allocation in the information technology had the second most negative effect on the fund’s performance relative to the index. The strategy to underweight packaged software, in particular Microsoft, had the most negative effect.
A notable detractor to fund performance was NIO, the Chinese EV maker. The company advised that deliveries in October were down 27.5% year-on-year due to the restructuring of manufacturing lines and supply chain challenges. NIO is facing intense competition, and despite weaker pricing in 2021, the company has a high valuation.
Current Outlook
Opportunities
We believe further market reopenings will help drive luxury markets globally. A substantial portion of industry revenues is generated by consumers marking luxury purchases outside of their home countries. China may start opening its borders to foreign travel after the Winter Olympics are completed in February 2022.
Despite the economic challenges due to the pandemic, households saw an increase in wealth over the past year. High savings rates, combined with markets reopening, should drive the global sales of luxury goods.
Due to the global push into renewable energy, hybrid and electric luxury cars may continue to rise.
By 2030, most car sales will be eco-friendly, and by 2040, EVs could outsell gasoline and diesel vehicles.
Threats
Supply chain disruptions may continue to put pressure on luxury goods. Key raw materials needed for construction and components such as semiconductors were in short supply in 2021, negatively affecting goods production. Supply chain disruptions may not ease in 2022.
Slowing growth in China could present a challenge for luxury goods as Chinese consumers in recent years accounted for 35% of luxury purchases worldwide. China's official economic growth target is expected to be set above 5% in 2022 versus expected growth of 8% in 2021.

Global Luxury Goods Fund
(unaudited)
The World Health Organization (WHO) suggested 2022 will see the end of the Covid pandemic as the world knows the virus well and has all the right tools to fight it. But only time can tell if we can all put the pandemic years behind us.

Global Luxury Goods Fund
(unaudited)
The section labeled Portfolio of Investments contains a complete list of the funds’ holdings.
Global Luxury Goods Fund
Summary information above may differ from the portfolio schedule included in the financial statements due to the use of different classifications of securities for presentation purposes.
Top 10 Equity Holdings (Based on Net Assets)
December 31, 2021
Tesla, Inc. 8.16%
Automotive - Cars & Light Trucks
Costco Wholesale Corp. 5.60%
Retail - Discount
Cie Financiere Richemont SA 5.34%
Retail - Jewelry
Apple, Inc. 5.27%
Computers
UBS Group AG 4.86%
Diversified Banking Institution
Daimler AG, ADR 4.86%
Automotive - Cars & Light Trucks
Bayerische Motoren Werke AG 3.99%
Automotive - Cars & Light Trucks
Amazon.com, Inc. 3.99%
E-Commerce/Products
Industria de Diseno Textil SA 3.64%
Retail - Apparel/Shoe
Blackstone, Inc., Class A 3.25%
Private Equity
Total Top 10 Equity Holdings 48.96%
Portfolio Allocation by Industry Sector*
Based on Total Investments
December 31, 2021
Consumer Discretionary 64.5%
Financials 15.8%
Materials 6.5%
Information Technology 6.3%
Communication Services 4.1%
Other 2.8%
Total 100.0%

Global Resources Fund
(unaudited)
Management Team’s Perspective
Introduction
The Global Resources Fund (PSPFX) is a non-diversified natural resources fund with the principal objective of seeking long-term growth of capital while providing protection against inflation and monetary instability. The fund invests in companies involved in the exploration, production and processing of petroleum, natural gas, renewable energy, agriculture, chemicals, mining, iron and steel, and paper and forest products around the globe.
Performance Graph
The Year in Review – Economic and Political Issues that Affected the Fund
JPMorgan said commodities appear to have begun a new supercycle of years-long gains, as oil holds above
$70 per barrel and metal prices are at all-time highs, according to reporting by Bloomberg. Commodity prices may jump as an “unintended consequence” of the fight against climate change, which threatens to restrict oil supplies while boosting demand for metals needed to build renewable energy infrastructure,
Global Resources Fund
Average Annual Performance
For the Periods Ended
December 31, 2021
One Year Five Year Ten Year
Global Resources Fund
13.43% 8.52% (0.65)%
S&P 500® Index 28.71% 18.47% 16.55%
S&P Global Natural Resources Index (Net Total Return) 24.40% 8.94% 3.95%
Performance data quoted above is historical. Past performance is no guarantee of future results.
Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. For all or a portion of the periods, the fund had expense limitations, without which returns would have been lower.
Returns greater than one year are annualized.
Gross expense ratio as stated in the most recent prospectus is 2.11%. Pursuant to a voluntary arrangement, the Adviser has agreed to limit total fund operating expenses (exclusive of any acquired fund fees and expenses, performance fees, taxes, brokerage commissions and interest) to not exceed
1.90%. The Adviser can modify or terminate this arrangement at any time. See Definitions for
Management Teams’ Perspectives for index definitions. Please visit our website at www.usfunds.com for updated performance information for different time periods.

Global Resources Fund
(unaudited)
batteries and electric vehicles, the bank said. Commodities have seen four supercycles over the past 100 years, with the last one peaking in 2008 after 12 years.
The world’s largest petrostates are rejecting the International Energy Agency’s (IEA) road map to reach net-zero carbon emissions by 2050, which called for no new investments in new fields. The Russian
Deputy Prime Minister and energy ministers of Qatar and Saudi Arabia voiced their concerns regarding the accelerated shift to green energy, stating that if investments are halted, oil and gas prices would skyrocket and cause significant disruptions in the markets. They also added that they plan to expand their oil and gas facilities. These comments highlight the massive disconnect between the world’s current fossil fuel-heavy energy system and the changes needed to prevent damaging climate change.
The IEA expects electric vehicles to become more prevalent this decade and with an increase in efficiency of internal combustion engines, demand for gasoline is expected to stagnate. The report adds that if governments act more swiftly on environmental reforms than expected, and consumers forgo business travel and embrace recycling, about 5.6 million barrels of daily oil demand could be eliminated by 2026.
Natural gas exhibited strong gains. Natural gas prices surged to a fresh seven-year high in the U.S. due to the rally fueled by escalating concerns about tight winter supplies, according to Bloomberg. Gas rose to as high as $6.00 per million British thermal units (BTUs), a level not seen since early 2014. Inventories are low. U.S. storage is below normal and tightened further by weather adjusted supply / demand balance.
Delivery issues globally are also affecting prices.
Surging energy costs are adding to pressure on global aluminum supply at a time when demand for the metal used in everything from cars to beer cans has already driven prices to a 13-year high, Bloomberg reports. The spike in global electricity and coal prices will make restarts increasingly difficult and some producers may also soon be struggling to run their existing smelters profitably if the energy crunch worsens, particularly those not locked into long-term power contracts
Copper prices have been stable due to slowing construction activity. More recently, copper prices have cooled from record levels to $4.10 per pound. The long-running drought in Chile could hit production at
Antofagasta's Los Pelambres copper mine, one of the world's largest, the London-listed copper producer warned recently. Demand for copper remains strong in China and the electrification theme should keep copper markets strong.
Steel continued to weaken. The capacity utilization rate of the 71 independent electric-arc-furnace steelmakers, which Mysteel samples across China, reversed down by 2.8 percentage points to 64.6%.
China crude steel production fell -4% month-over-month in August, -13% year-over-year, to the lowest daily run rate since March 2020. The latest survey shows some mills reduced their production amid power supply shortages and local government orders to control crude steel output. China’s central government has mandated that crude steel output this year should be below the level of 2020.
Iron ore prices dropped during the quarter, due to slowing steel markets. The spread of Delta increased the risk of a demand slowdown. Prices are more than 40% below a record high reached months ago. Using previous downturns as a guide, $70 to $85 per ton is the level where the iron ore market should start to re-balance, as higher-cost producers are squeezed, according to T. Rowe Price investment analyst Tom
Shelmerdine.
Investment Highlights
Overview
For the year ended December 31, 2021, the Global Resources Fund gained 13.43%, underperforming the fund’s benchmark, the S&P Global Natural Resources Index (Net Total Return), which gained 24.40%.
Energy prices surged more than expected with the reopening of the economy during various virus waves.
Supply issues also compounded the energy boom, and the attitude of producers seemed to shift from abundance to limited supplies as futured investment could be curtailed in the future. This hit the renewable energy producers this year as fast money pivoted leveraged oil.

Global Resources Fund
(unaudited)
Strengths
The three strongest commodities for the year were coal, tin and crude palm oil, up 160%, 92% and
70%, respectively. Steam coal moved up gradually over the course of the year until November, and the price doubled overnight on international steam coal demand for electricity. The price of tin soared this year on supply constraints with Covid-19 lockdowns in Malaysia and Indonesia, major producers of the metal. Palm oil remains strong as cooking oil outside of the U.S., but it is in a wide array of processed food products within the U.S.
The three best sector calls for the fund were an overweight position in precious metals, underweight position in agriculture chemicals and underweight in pulp and paper. The fund’s stock selection within these three sectors outperformed the stock selection of the benchmark. Forest products were also held in the funds and were the fourth largest contributor to our performance, but the benchmark does not include this sector.
The three best dollar performing stock decisions were Filo Mining, Standard Lithium and Copperbank
Resources. All three of these companies have one thing is common: a clean energy future. Filo
Mining pulled a company making drill intercept of 858 meters of 1.80 copper equivalent, with the last
163 meter of the intercept running 5.43 percent copper equivalent. Copper is increasing demand from electric motors. Standard Lithium rose on the strong prices increases for lithium carbonate demand coming out of China. Copperbank rallied strong with the move in copper.
Weaknesses
The three weakest commodities for the year were iron ore, uranium and lead. Iron ore was down
23.32% but uranium and lead were positive for the year with 12.15% and 13.32% gains, respectively.
Iron ore demand was curtailed by China as it sought to lower energy demand and pollution. Otherwise, sales of all the other major commodities were positive for the year. Uranium had a spike in the third quarter but still sustained double-digit returns for the year. Lead generally lagged other base metals with no unique drivers.
The fund’s sector overweight positions in electrical products, underweight integrated oil, and market weight agriculture commodities underperformed the benchmark’s subsectors. The benchmark has no exposure to solar wind or renewables, but these sectors underperformed with the greater-than-
expected gains in energy prices, which is why we underperformed the integrated oil companies. The benchmark had better stock selection while our biggest producer of plant protein was slow to ramp up its new production facility to commercial scale during the year.
Our holdings in Burcon Nurtrascience, Canadian Solar and Siemens Gamesa Renewable Energy
were the biggest detractors from fund performance. As mentioned above, Burcon Nurtrascience which owns the technology portfolio for plant-based proteins, spent most of the year scaling up production at its new facility. Canadian Solar had supply issues on solar panels arriving out of China while Siemens Gamesa warned the market that margins were being eroded by higher input costs for the wind turbines.
Current Outlook
Opportunities
Saudi Arabia said global oil production could drop 30% by the end of the decade due to falling investment in fossil fuels. “We’re heading toward a phase that could be dangerous if there’s not enough spending on energy,” Oil Minister Abdulaziz bin Salman said in Riyadh. The result could be an “energy crisis,” he said. Raymond James’s bullish oil view over the next few years is supported by
(1) low global inventories, (2) visible recovery in demand, (3) the coming collapse in Organization of the Petroleum Exporting Countries (OPEC) spare capacity and (4) the need for a higher price to further incentivize U.S. supply.

Global Resources Fund
(unaudited)
Aluminum prices rose about 43% in 2021. This is due to increases in costs of energy and raw materials used to make the metal and output cuts by the biggest producer, China. China’s production, already curbed by a government anti-pollution drive, has been further hit by power shortages gripping the country. China’s measures to control energy use and prevent pollution are setting up a tighter market.
Demand will exceed production by 1.5 million tons in 2022. Aluminum is heading for a seismic shift as a long-running supply glut starts to fade, setting the stage for shortages and a price rally that could run for years.
Lumber prices moved up about 60% in 2021, but in hindsight it was a roller coaster ride. Lumber prices soared about 140% until about halfway into May then tumbled about 73%, bottoming in mid-
August, only to go on another 143% rally to close the year, still with a nice gain. Lumber could remain strong in the future as interest rates remain low with modest growth.
Threats
Cotton, corn, sugar, soybeans and wheat all jumped in price from cotton at the top with a 50% gain and with wheat pulling up the low end with a 20% gain. Global fertilizer inventory levels are not just tight, but for many countries are simply unavailable and/or too expensive for small traders. This is set to intensify because of shuttered nitrogen production in the European Union (EU) from high gas costs, along with the export bans imposed by China and Russia. Crop yields could be impacted, resulting in potential food supply issues and ultimately political instability.
Cracks are emerging in the global solar industry, threatening to flatten its growth trajectory just as the world needs clean power more than ever. The sector is facing multiple headwinds, with rising materials costs, forced labor accusations and a worsening trade war all hitting at once. 2021 marked the first time solar costs have increased since 2007. “This year is a perfect storm,” said Xiaojing
Sun, head of solar research at Wood Mackenzie, pointing to a triple whammy of contributing factors:
a sharp rise in component prices, tariffs and sanctions, and soaring shipping costs. Polysilicon, an essential component for solar panels, tripled in price in 2021, with increased demand and power shortages in China responsible for the rise.
The Baltic Dry Index, which tracks the cost to ship major raw materials, including coal and iron ore by sea, climbed to its highest level since late 2009. The index has been rising since bottoming out in mid-2020 due to strong demand on increased consumer spending, as well as supply constraints related to COVID-19 and a lack of investment in new capacity following the last down cycle, according to
The Economist. Although the strong demand is a positive signal for metals end-use, rising shipping prices and constraints could signal further logistical challenges and cost inflation.
The section labeled Portfolio of Investments contains a complete list of the fund’s holdings.

Global Resources Fund
(unaudited)
Summary information above may differ from the portfolio schedule included in the financial statements due to the use of different classifications of securities for presentation purposes.
Top 10 Equity Holdings (Based on Net Assets)
December 31, 2021
Ivanhoe Mines, Ltd. 6.01%
Metal - Diversified
Filo Mining Corp. 4.47%
Metal - Diversified
Abaxx Technologies, Inc. 4.20%
Enterprise Software/Services
NanoXplore , Inc. 3.31%
Advanced Materials/Production
Talon Metals Corp. 3.02%
Mining Services
CopperBank Resources Corp. 2.22%
Gold Mining
Alcoa Corp. 2.20%
Metal - Aluminum
Royal Road Minerals, Ltd. 2.18%
Gold Mining
Equinor ASA, ADR 1.94%
Oil Companies - Integrated
Nova Royalty Corp. 1.71%
Non-Ferrous Metals
Total Top 10 Equity Holdings 31.26%
Portfolio Allocation by Industry Sector*
Based on Total Investments
December 31, 2021
Metals & Mining 26.9%
Oil, Gas & Consumable Fuels 18.3%
Precious Metals & Minerals 13.5%
Gold Mining 9.3%
Enterprise Software/Services 5.4%
Advanced Materials/Production 4.2%
Chemicals 4.0%
Energy Equipment & Services 3.2%
Other 15.2%
Total 100.0%

Precious Metals and Minerals Funds
(unaudited)
Management Team’s Perspective
Introduction
The World Precious Minerals Fund (UNWPX) and the Gold and Precious Metals Fund (USERX) pursue an objective of long-term capital growth through investments in gold, precious metals and mining companies. The World Precious Minerals Fund focuses on equity securities of companies principally engaged in the exploration, mining and processing of precious minerals such as gold, silver, platinum and diamonds. Although this fund has the latitude to invest in a broad range of precious minerals, it currently remains focused on the gold sector. The Gold and Precious Metals Fund focuses on the equity securities of established gold and precious metals companies and pursues current income as a secondary objective.
World Precious Minerals Fund
Average Annual Performance
For the Periods Ended
December 31, 2021
One Year Five Year Ten Year
World Precious Minerals Fund
(14.19)% 3.28% (4.58)%
S&P 500® Index 28.71% 18.47% 16.55%
NYSE Arca Gold Miners Index (8.85)% 10.46% (3.26)%
Performance data quoted above is historical. Past performance is no guarantee of future results.
Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. For all or a portion of the periods, the fund had expense limitations, without which returns would have been lower.
Returns greater than one year are annualized.
Gross expense ratio as stated in the most recent prospectus is 1.83%. Pursuant to a voluntary arrangement, the Adviser has agreed to limit total fund operating expenses (exclusive of any acquired fund fees and expenses, performance fees, taxes, brokerage commissions and interest) to not exceed
1.90%. The Adviser can modify or terminate this arrangement at any time. See Definitions for
Management Teams’ Perspectives for index definitions.
Please visit our website at www.usfunds.com for updated performance information for different time periods.

Precious Metals and Minerals Funds
(unaudited)
The Year in Review - Economic and Political Issues that Affected the
Funds
The best performing precious metal for the year was gold, but still down 3.64% on the threat of the
Federal Reserve beginning to raise interest rates in 2022 and that inflation will subside substantially in the second half of 2022 as supply bottlenecks are cleared. That perceived outlook is the base case, but as we know, there are always deviations and unexpected events to look forward to in the precious metals space.
Palladium was the worst performing precious metal, down 22.35% for 2021. Substitution for palladium by platinum is the cure for high prices and that became a stronger force as we closed out the final quarter of 2021. In addition, sales of gasoline-burning vehicles, which use palladium to clean emissions, have been impacted by Covid-related work issues as well as a lack of computer chips with which to build the car. Silver was the second worst performing precious metal, falling 11.74%, on somewhat lighter solar cell supply. The U.S. dollar regained almost all the 6.69% fall it experienced in 2020. While the dollar moved surprisingly higher, the real rate on the generic 10-year Treasury Inflation-Protected Security
(TIPS) started the year at -1.087% and finished at -1.099%, essentially the same rate. And yet, gold is
3.64% lower.
Gold and Precious Metals Fund
Average Annual Performance
For the Periods Ended
December 31, 2021
One Year Five Year Ten Year
Gold and Precious Metals Fund
(10.82)% 12.38% 0.17%
S&P 500® Index 28.71% 18.47% 16.55%
FTSE Gold Mines Index (10.38)% 9.64% (3.32)%
Performance data quoted above is historical. Past performance is no guarantee of future results.
Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. For all or a portion of the periods, the fund had expense limitations, without which returns would have been lower.
Returns greater than one year are annualized.
Gross expense ratio as stated in the most recent prospectus is 1.60%. Pursuant to a voluntary arrangement, the Adviser has agreed to limit total fund operating expenses (exclusive of any acquired fund fees and expenses, performance fees, taxes, brokerage commissions and interest) to not exceed
1.90%. The Adviser can modify or terminate this arrangement at any time.
See Definitions for Management Teams’ Perspectives for index definitions.
Please visit our website at www.usfunds.com for updated performance information for different time periods.

Precious Metals and Minerals Funds
(unaudited)
Retail gold sales in China have rebounded along with bracelets, pendants, earrings and necklaces that draw on dragons, phoenixes, peonies and other traditional Chinese patterns and symbols. Sales are strongest among those in their 20s and 30s, helping drive a rebound in gold demand in the country after a pandemic-induced slump.
Gold exploration budgets increased 43% year-over-year to a total of $6.2 billion in 2021, outpacing the 35% increase in the global nonferrous exploration budget. Gold's surge has been driven by higher junior company financings and exploration plans carried over from 2020. Funds raised by junior and intermediate companies totaled $5.5 billion in 2021, the most since 2012 and what we saw as a clear sign of heightened investor confidence in the yellow metal. This has allowed the junior sector, which had been on a general downtrend in terms of exploration since 2012, to fund its exploration plans. There were more than 200 additional companies exploring for gold in 2021 than in 2020.
Credit Suisse is bullish on gold stocks. The bank feels stocks are 25% to 30% undervalued on a price-to-
earnings metric. Metal and mining equities could have a 40% upside from current levels over the next six to nine months, Citi says, assuming the duration and magnitude of the current rally is like past cycles. The history of mining cycles shows that pullbacks in commodities and equities in the 12- to 18-month period from trough are followed by price acceleration.
Investment Highlights
For the year ended December 31, 2021, the World Precious Minerals Fund fell 14.19% percent, underperforming its benchmark. The fund’s benchmark, the NYSE Arca Gold Miners Index, declined
8.85 percent on a total return basis.
The strategy of the World Precious Minerals Fund favors junior exploration and development stocks and mid-tiered producing stocks. These lower-capitalization stocks have historically outperformed senior gold mining companies over longer periods, as senior gold miners have typically acquired proven assets of junior gold companies rather than explored for new mining projects with capital-constrained budgets.
The Gold and Precious Metals Fund fell 10.82% for the year, underperforming its benchmark, the FTSE
Gold Mines Index, which declined 10.38% on a total return basis. While focusing on established, gold-
producing companies, the Gold and Precious Metals Fund holds a higher weighting of mid-tier stocks compared to its benchmark.
Both funds employed a defensive investment position from time-to-time in 2021 with higher-than-average cash balances on hand to help protect the liquidity of the funds. However, to maintain varying degrees of investment exposure to the gold market, the funds utilized some call options positions and directional
ETFs, which are more liquid than options, to hedge the funds’ benchmark risks and provide optionality to upswings in gold stocks.
Strengths
Chalice Mining Ltd. was the largest contributor to the performance of the World Precious Minerals
Fund with its precious polymetallic discovery just outside of Perth. Chalice Mining is not a member of the NYSE Arca Gold Miners Index.
The second best performer in 2021 for the World Precious Minerals Fund was Arizona Metals, which acquired a property in Arizona that Exxon has calculated is a significant resource, but the presence of zinc versus copper led Exxon to walk away as there were metallurgical issues at the time involving separating the zinc from the gold. Today this type of metallurgical separation of zinc and gold is well established.
The third best contributor for the World Precious Minerals Fund was Copperbank Resources, which rallied strong with the move in copper. Copperbank Resources is not a member of the NYSE Arca
Gold Miners Index.
Aya Gold & Silver was the Gold and Precious Metals Fund’s largest contributor to returns in 2021 year with its strong exploration results in Morocco. Aya Gold & Silver is not a member of FTSE
Gold Mines Index.

Precious Metals and Minerals Funds
(unaudited)
Australian Strategic Material was the second biggest contributor to the Gold and Precious Metals
Fund after being spun out of Alkane Resources Ltd. in the prior year.
Not owning any Agnico-Eagle Mines in the Gold and Precious Metals Fund was the third best relative gainer, as this company was the fourth largest in the fund’s benchmark but delivered a return that was twice the loss tabled by the benchmark. Management seemed to pull back on exploring and instead acquired Kirkland Lake Gold just to get bigger.
Weaknesses
Nano One Materials was our biggest burden for the World Precious Minerals Fund in 2021, following a strong showing in the prior year. In the fourth quarter, Nano One Materials noted it was moving to the next stage with a major automotive company to evaluate the commercialization of its propriety lithium cathode design.
Not owning Newmont to own other smaller capitalization companies was the second largest drag on performance for the World Precious Minerals Fund.
Not owning any Franco-Nevada in the World Precious Minerals Fund was our third largest impact on performance relative to the benchmark. Swapping out of Metalla Royalty and Streaming would have been a good move in hindsight, but relative valuation today will drive our investment decisions.
Being underweight in Newmont to own other smaller capitalization companies was the biggest drag on performance for the Gold and Precious Metals Fund.
The second worst performing stock in the Gold and Precious Metals Fund was Fortuna Silver Mines.
The company made a significant acquisition of Roxgold, which the market didn’t appreciate. The share price also got hit by Mexico permitting authorities to question the renewal of companies’
mining licenses.
The Gold and Precious Metals Fund’s third largest loss came from holding Metalla Royalty and
Streaming, which drifted lower over the course of the year.
Current Outlook
Opportunities
Industry consolidation began to take place in more earnest this year. Size matters, and that what may have been behind Agnico Eagle Mines’ bid to buy Kirkland Lake Gold. There certainly are operational synergies that can be garnered from the deal, but it does give Agnico access to the Detour
Lake assets which are likely to be long lived but could see some issues if energy prices rise too much.
In another move to acquire more assets in mining jurisdictions, Newcrest Mining agreed to buy
Pretium Resources Inc. in a cash and shares deal valuing the Canadian gold producer at about $2.8 billion. Newcrest and others were patient to wait out the story and really see what the mine was capable of before inking the deal. This gives Newcrest a strategic view to other major mineral discoveries in the region.
Scarcity? Is that the new issue in the industry that the majors are contending with? Can’t find enough
+10-year life mines that can produce 300,000 ounces of gold per year? You do that by exploring or buying ounces in the ground or in the most recent example, Kinross Gold buying Great Bear, you bought exploration. What is fascinating is that there is no publicly calculated resource on the discovery, but the drill data is available on their website, so it really wasn’t a black box acquisition.
But it does signal the gold industry may be more willing to do deals more aggressively in the future.
There are plenty of good assets in the junior miners and the explorers too that are likely to be on the wish list for next year!

Precious Metals and Minerals Funds
(unaudited)
Threats
Bitcoin remains a key competitor to gold. Like gold, Bitcoin functions as an absolute store of value.
Most analysts expect gold to gradually decline over the next few years. The post-pandemic recovery,
Fed tapering, and a stronger dollar will all weigh on the metal, which will fall to $1,700 an ounce by year-end and then decline further in 2022, UBS Group AG strategists including Wayne Gordon and Giovanni Staunovo said in a note. However, new government regulation over Bitcoin and other electronically traded crypto assets could change their desirability for ownership.
Exchange-traded funds have been selling gold, with 2021’s net sales being 9.24 million ounces, according to data compiled by Bloomberg. Total gold held by ETFs fell to 97.82 million ounces.
Rising real rates are the ultimate threat to gold prices but there is great concern that the U.S. can withstand rising rates. Who can take the medicine? It took 20-years to leave Afghanistan, how easy is it going to be to walk away from “easy money”?
Demand for platinum group metals (PGMs) is facing a decline due to the growth of battery-powered electric vehicles (EVs). Sibanye Stillwater CEO Neal Froneman said palladium could decline to about $1,000 an ounce after 2025 as automakers switch to using more platinum in auto catalysts, which are used to curb pollution from vehicles. If platinum prices rise with a pickup in fuel cell use, the change in the two PGMs prices may balance out somewhat on their income statement.
The section labeled Portfolio of Investments contains a complete list of the funds’ holdings.
World Precious Minerals Fund
Top 10 Equity Holdings (Based on Net Assets)
December 31, 2021
Nano One Materials Corp. 8.34%
Advanced Materials/Production
K92 Mining, Inc. 7.32%
Gold Mining
Arizona Metals Corp. 5.44%
Gold Mining
TriStar Gold, Inc. 5.22%
Gold Mining
Ivanhoe Mines, Ltd. 3.65%
Metal - Diversified
Barsele Minerals Corp. 3.52%
Precious Metals
CopperBank Resources Corp. 2.69%
Gold Mining
Asante Gold Corp. 2.19%
Gold Mining
Dolly Varden Silver Corp. 2.09%
Precious Metals
Vizsla Silver Corp. 2.01%
Silver Mining
Total Top 10 Equity Holdings 42.47%

Precious Metals and Minerals Funds
(unaudited)
Summary information above may differ from the portfolio schedule included in the financial statements due to the use of different classifications of securities for presentation purposes.
Gold and Precious Metals Fund
Summary information above may differ from the portfolio schedule included in the financial statements due to the use of different classifications of securities for presentation purposes.
Portfolio Allocation by Industry*
Based on Total Investments
December 31, 2021
Gold Mining 41.8%
Precious Metals 15.3%
Metal - Diversified 10.8%
Advanced Materials/Production 8.6%
Diversified Minerals 7.6%
Silver Mining 4.6%
Other 11.3%
Total 100.0%
Top 10 Equity Holdings (Based on Net Assets)
December 31, 2021
K92 Mining, Inc. 11.07%
Gold Mining
Aya Gold & Silver, Inc. 5.35%
Silver Mining
Wesdome Gold Mines, Ltd. 5.32%
Gold Mining
SSR Mining, Inc. 5.20%
Precious Metals
GoGold Resources, Inc. 3.10%
Gold Mining
Fortuna Silver Mines, Inc. 2.77%
Silver Mining
DDH1, Ltd. 2.67%
Oil & Gas Drilling
Vox Royalty Corp. 2.63%
Metal - Diversified
Mene , Inc., 144A 2.56%
Retail - Jewelry
Firefinch , Ltd. 2.51%
Diversified Minerals
Total Top 10 Equity Holdings 43.18%
Portfolio Allocation by Industry*
Based on Total Investments
December 31, 2021
Gold Mining 48.8%
Silver Mining 12.7%
Precious Metals 12.3%
Diversified Minerals 6.7%
Metal - Diversified 5.2%
Retail - Jewelry 3.0%
Other 11.3%
Total 100.0%

Emerging Europe Fund
(unaudited)
Management Team’s Perspective
Introduction
The investment objective of the Emerging Europe Fund (EUROX) is to achieve long-term capital growth by investing in a non-diversified portfolio of equity securities of companies located in the emerging markets of Europe.
(1)
Performance Graph
(1)
The following countries are considered to be in the emerging Europe region: Albania, Armenia,
Azerbaijan, Belarus, Bulgaria, Croatia, the Czech Republic, Estonia, FYR, Macedonia, Georgia,
Greece, Hungary, Latvia, Lithuania, Moldova, Poland, Romania, Russia, Slovakia, Slovenia, Turkey
and Ukraine.
Emerging Europe Fund
Average Annual Performance
For the Periods Ended
December 31, 2021
One Year Five Year Ten Year
Emerging Europe Fund
11.75% 3.92% (0.25)%
S&P 500® Index 28.71% 18.47% 16.55%
MSCI Emerging Markets Europe 10/40 Index (Net Total
Return) 13.14% 6.79% 2.49%
Performance data quoted above is historical. Past performance is no guarantee of future results.
Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. For all or a portion of the periods, the fund had expense limitations, without which returns would have been lower.
Returns greater than one year are annualized.
Gross expense ratio as stated in the most recent prospectus is 2.82%. Pursuant to a voluntary arrangement, the Adviser has agreed to limit total fund operating expenses (exclusive of any acquired fund fees and expenses, performance fees, taxes, brokerage commissions and interest) to not exceed
2.85%. The Adviser can modify or terminate this arrangement at any time.
See Definitions for Management Teams’ Perspectives for index definitions.
Please visit our website at www.usfunds.com for updated performance information for different time periods.

Emerging Europe Fund
(unaudited)
The Year in Review – Economic and Political Issues Affecting the
Fund
The Emerging Europe region outperformed the broad emerging market; however, it underperformed
Western Europe and the United States. The MSCI Emerging Europe Index gained 14.69% in 2021, while the broad MSCI Emerging Markets Index lost 2.47%, led by a sharp selloff in China. Equites in Western
Europe, as measured by the STOXX Europe 600, appreciated by 17.19%, and U.S. stocks, as measured by the S&P 500, gained 28.71%.
The Czech Republic was the best performing market within Central and Eastern Europe. The country was among the first to switch to tightening monetary policy due to a spike in inflation. In June, the Board of the Czech National Bank raised its two-week repo rate (the rate at which a central bank lends money to commercial banks) to 0.50% from 0.25%, followed by three more aggressive hikes.
Russia outperformed in 2021, supported by strong commodities prices. Oil and gas producers benefited from strong global demand as economies continued to recover from the negative effects of the pandemic.
Russian bonds offered positive real rates, and equites lured investors with high dividends. Toward the end of the year, Russian equites lost some of their gains due to renewed talks about sanctions after reports emerged that the country moved military equipment near its border with Ukraine, potentially preparing to attack its neighbor.
Hungarian and Polish equites gained, but both markets underperformed the MSCI Emerging Europe
Index. These two nations once again were criticized by Brussels for breaking the rule of law. Poland has escalated a six-year struggle with the European Union (EU) over the rule of law after the country’s constitutional court ruled it did not have to comply with an order from the bloc’s supreme court over its oversight of judges. In Hungary, one of Hungary's last remaining independent radio stations was taken off the radio. The European Commission has been considering whether to suspend certain EU budget payments to these two countries. Hungary will hold its general election in May 2022.
Turkey was the weakest market. In 2021, the Turkish lira was the world’s worst performing currency, losing 44.07% of its value due to the country’s monetary policies. Despite rising prices, the Central Bank of Turkey surprisingly cut rates in September, October, November and December. The annual inflation rate spiked to 36% in December. Toward the end of the year, its government announced measures to support its currency, which calmed the market a bit, but further weakness in the lira is expected. President
Recep Erdogan’s popularity is falling, meaning early elections are possible.
Investment Highlights
Overview
For the year ended December 31, 2021, the Emerging Europe Fund gained 11.75%, while the benchmark
MSCI Emerging Markets Europe 10/40 Index (Net Total Return) appreciated 13.14%.
Czech, Russian, Polish, Hungarian and Greek stocks recorded gains while Turkish equites underperformed mostly due to currency losses. On the sector level, energy, utilities, industrials and materials were the top performers, while consumer discretionary, financials, health care, consumer staples, telecommunication and information technology underperformed.
Strengths
The fund’s exposure to Western Europe and currency hedges had the most positive impact on the fund’s performance relative to its benchmark.
The fund’s underweight position in information technology and stock selection in materials had the most positive effect on the fund’s performance relative to its benchmark.
Lukoil, a Russian oil producer, made the largest single contribution to the performance of the fund.

Emerging Europe Fund
(unaudited)
Weaknesses
The fund’s overweight position in Turkey had the most negative impact on the fund’s performance relative to its benchmark. However, the strategy to hedge the currency offset losses.
The fund’s underweight position in the energy sector and stock selection in financials had the most negative effect on the fund’s performance relative to its benchmark.
Turkiye Is Bankasi Anonim Sirketi, a Turkish bank, was the single worst contributor to the performance of the fund.
Current Outlook
Opportunities
The World Health Organization (WHO) suggested 2022 may see the end of the Covid pandemic as the world knows the virus very well and has all the tools to fight it. Comments come as recent studies suggest Omicron may lead to lower hospitalization rates than previous variants.
Goldman Sachs predicted a new high in oil demand in 2022, and again in 2023. Oil demand was already at record levels before the latest Omicron variant hit, and furthermore, demand for air travel should continue to recover, Damien Courvalin, the investment bank’s head of energy research, said.
Countries producing this commodity should benefit from higher prices. Russia could continue to strengthen its balance sheet next year and the country’s commodity producers should continue to pay record high dividends assuming there will be no escalation of tensions on the border with Ukraine.
According to Goldman Sachs, Morgan Stanley and JPMorgan, emerging market assets are set to rise in 2022 as moderating inflation and accelerating growth trigger gains, but it will not happen until the second half of 2022. Analysts are looking for a Chinese equity rally as well as gains in local currency bonds in countries such as Poland, the Czech Republic and Hungary.
Threats
A policy mistake by central banks due to surging inflation could present the biggest risk for global stocks in 2022, according to a survey of more than one hundred fund managers. Monetary policy is the top concern for nearly 37% of those surveyed, followed by runaway inflation.
Turkey experienced extreme volatility in equities and currency at the end of 2021. In December, the Borsa Istanbul Stock Exchange went from a record high to a bear market in less than a week.
The Turkish lira was the world’s worst performing currency. Its government announced measures to protect its currency, but volatility in Turkish markets could continue in 2022.
Eastern Europe may experience a spike in Covid cases due to low vaccination rates compared to developed markets. At the end of the year, Bulgaria had the lowest such rate in the EU; just 26.4%
were fully inoculated.
The section labeled Portfolio of Investments contains a complete list of the fund’s holdings.

Emerging Europe Fund
(unaudited)
Country distribution shown is based on domicile. The locale of company operations may be different.
Top 10 Equity Holdings (Based on Net Assets)
December 31, 2021
Sberbank of Russia PJSC, ADR 8.14%
Commercial Banks Non-US
Rosneft Oil Co. PJSC, GDR 7.76%
Oil Companies - Integrated
Gazprom PJSC, ADR 7.68%
Oil Companies - Integrated
LUKOIL PJSC, ADR 7.28%
Oil Companies - Integrated
MMC Norilsk Nickel PJSC, ADR 4.88%
Metal - Diversified
Tatneft PJSC, ADR 2.62%
Oil Companies - Integrated
Gazprom Neft PJSC 2.32%
Oil Companies - Integrated
Severstal PAO, GDR 2.21%
Steel - Producers
Magnitogorsk Iron & Steel Works PJSC, GDR 2.06%
Steel - Producers
Evraz PLC 1.98%
Steel - Producers
Total Top 10 Equity Holdings 46.93%
Country Distribution*
Based on Total Investments
December 31, 2021
Russian Federation 56.8%
Germany 9.6%
Poland 5.9%
Turkey 4.7%
France 3.7%
Hungary 3.1%
Other 16.2%
Total 100.0%

China Region Fund
(unaudited)
Management Team’s Perspective
Introduction
The China Region Fund (USCOX) seeks long-term growth of capital. The fund invests in both established and emerging companies registered and operating in the China region.
(1)
Performance Graph
(1)
The China region is defined as any country that either shares a border with China or is located in the South China Sea or the East China Sea and includes: the People’s Republic of China (PRC or
China), Bangladesh, Cambodia, Hong Kong, India, Indonesia, Kazakhstan, Korea, Kyrgyzstan, Laos,
Malaysia, Mongolia, Myanmar, Nepal, Pakistan, Philippines, Singapore, Taiwan, Tajikistan, Thailand
and Vietnam.
China Region Fund
Average Annual Performance
For the Periods Ended
December 31, 2021
One Year Five Year Ten Year
China Region Fund
(18.32)% 3.47% 2.64%
Hang Seng Composite Index (16.03)% 3.79% 3.56%
Performance data quoted above is historical. Past performance is no guarantee of future results.
Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. For all or a portion of the periods, the fund had expense limitations, without which returns would have been lower.
Returns greater than one year are annualized.
Gross expense ratio as stated in the most recent prospectus is 3.56%. Pursuant to a voluntary arrangement, the Adviser has agreed to limit total fund operating expenses (exclusive of any acquired fund fees and expenses, performance fees, taxes, brokerage commissions and interest) to not exceed
2.55%. The Adviser can modify or terminate this arrangement at any time.
See Definitions for Management Teams’ Perspectives for index definitions.
Please visit our website at www.usfunds.com for updated performance information for different time periods

China Region Fund
(unaudited)
The Year in Review – Economic and Political Issues that Affected the Fund
Asian equites, as measured by the iShares MSCI All Country Asia ex-Japan ETF, underperformed the broad emerging markets, as measured by the MSCI Emerging Markets ETF. Chinese equites listed in mainland and Honk Kong recorded biggest losses.
Hong Kong was the worst performing regional market in 2021. China’s regulatory crackdowns on sectors such as e-commerce, video games, property, gambling and after-school tutoring led to a sharp selloff. The
Hang Seng Composite Index declined by 16.03%. United States-listed Chinese stocks suffered even more.
The Golden Dragon China Index, which tracks the performance of Chinese stocks listed in the U.S., lost more than 40% of its value during the year. Beijing’s efforts to rein in powerful technology companies hit China’s internet giants hard. Alibaba Group shares were down 48.95% in 2021, while Tencent and
Meituan fell 18.68% and 23.9%, respectively. Chinese property is another sector that suffered from tighter government regulation. Evergrande struggled to comply with tighter official restrictions on its use of borrowed money by China's real estate industry and missed payments on its debt obligations. Its shares fell 89% in 2021. At the beginning of 2022, news emerged that China had ordered Evergrande to demolish
39 buildings, saying that the building permits had been illegally obtained. The 39 buildings are part of
Evergrande's gigantic Ocean Flower Island project in Hainan, in which the company has invested $13 billion over the last six years. In 2022, the Chinese Communist Party (CCP) will hold its 20th National
Party Congress. President Xi Jinping could stay for a third term in the office.
Taiwan and Vietnam were the best performing markets in Asia. Vietnam and Taiwan outperformed due to strong exports, supported by strong demand for electronic products during the pandemic. Geographically,
Vietnam has a strategic location for its high-performing export sector. Samsung, the South Korean multinational manufacturing conglomerate, allocates over half of its mobile phone manufacturing capacity to Vietnam. The global shortage and growing demand for chips triggered the record performance of the
Taiwanese stock market. Taiwan holds 63% of the global semiconductor market share. Much of Taiwan’s dominance in the semiconductor industry is attributable to Taiwan Semiconductor Manufacturing, or
TSMC, the world’s largest chip maker.
Indian equites performed well, supported by strong retail and institutional flows amid relatively better earnings prospects. As markets continued to surge in 2021, foreign as well as domestic investors continued
to pump money into Indian stocks. The primary market was abuzz with activity, with a record amount garnered through initial public offerings (IPOs). Capital flowing to private India startups surged over four times to about $39 billion in 2021, three times from the previous best of $14.6 billion in 2019, according to data from insight platform Tracxn.
Thailand and Indonesia recorded gains in 2021. Both countries heavily depend on tourism. At the end of the year, Thailand reopened its borders to tourists from 63 countries without requiring quarantine, becoming one of the first in Southeast Asia to do so. Singapore opened in September to tourists from two countries without quarantine and expanded its list to 10 later in a year. About a fifth of Thailand’s economy depends on tourism and, before the pandemic, it was one of the world’s top tourist destinations, drawing nearly 40 million visitors in 2019. In Indonesia, more than half of the economy depends on tourism. The country opened its borders to foreigners in October after an 18-month ban on travel. Vaccinated tourists from 19 countries—including China, India, Japan, South Korea and New Zealand, as well as parts of
Western Europe and the Arabian Gulf—can now travel to Bali and Indonesia’s Riau Islands. Travelers are subject to a five-day quarantine and Covid-19 testing. No travel has been allowed from Singapore and
Australia.
Investment Highlights
Overview
For the year ended December 31, 2021, the China Region Fund lost 18.32%, underperforming its benchmark, the Hang Seng Composite Index (HSCI), which declined by 16.03% over the same period.
Vietnam, Taiwan, Singapore, Indonesia, Thailand, Malaysia, Philippines, South Korea and mainland
China stock exchanges all outperformed the HSCI benchmark. Hong Kong was the worst performing exchange in 2021, losing 13.90%. On the economic sector basis, consumer non-durables, retail trade,

China Region Fund
(unaudited)
electronic technology and technology services outperformed, while commercial services, consumer services, consumer durables and health technology underperformed.
Strengths
The fund’s overweight position in Taiwan and South Korea had the most positive impact on the fund’s performance relative to its benchmark.
The fund’s overweight position in electric technology and consumer durables had the most positive effect on the fund’s performance relative to its benchmark.
BYD Company Limited, a chemical company, made the single largest contribution to the performance of the fund.
Weaknesses
The fund’s overweight position in U.S.-listed Malaysia and Chinse names had the most negative impact on the fund’s performance relative to its benchmark.
The fund’s overweight positions in consumer non-durables and retail trade had the most negative effects on the fund’s performance relative to its benchmark.
Pinduoduo, an e-commerce platform, was the single worst contributor to the performance of the fund.
Current Outlook
Opportunities
China’s central bank pledged greater support for the real economy and said it will make monetary policy more forward-looking and targeted. The People’s Bank of China (PBOC) has so far taken a restrained approach to monetary stimulus, but expectations are growing that it will do more in the new year, especially if property market problems and slowing private consumption continue. Asset managers expect China’s stock market to outperform the U.S. market in 2022, the Year of the Tiger.
Multiple Southeast Asia countries began to ease travel restrictions in 2021, and most likely they will be further eased in 2022. In 2019, the most recent normal year for travel, tourism supported more than 42 million jobs in South East Asia, or 13% of total employment. The World Health Organization
(WHO) suggested 2022 will see the end of the Covid pandemic as the world knows the virus well and has all the right tools to fight it.
Taiwanese stocks outperformed in 2021 and they may rise further in 2022 due to strong economic performance, better virus controls and Taiwan’s key role in the global supply chain.
Threats
China's property downturn is forecasted to continue into the first half of 2022, with home prices and sales falling as tight credit policies and a looming property tax dampen demand, a Reuters poll showed. The property sector is a key driver of growth in China, but it has slowed sharply in recent months due to tight regulations and a growing liquidity crisis.
China’s gross domestic product (GDP) will most likely slow down and should grow 5.7% per year through 2025 and then 4.7% annually until 2030, British consultancy Centre for Economics and Business Research (CEBR) forecasts. Its forecast says that China, the world’s second-largest economy, should overtake the number one ranked U.S. economy by 2030, two year later than previously forecasted.

China Region Fund
(unaudited)
In China, the 20th Party Congress will meet toward the end of the year. There are two extreme scenarios for the institutional transition of supreme leadership in 2022: Either Xi Jinping stays for a third term, or he is dismissed by the Chinese Communist Party (CCP) factions and his political power neutered before October 2022.
The section labeled Portfolio of Investments contains a complete list of the fund’s holdings.
Country distribution shown is based on domicile and not intended to conform to the China region definition in the prospectus. The locale of company operations may be different.
Top 10 Equity Holdings (Based on Net Assets)
December 31, 2021
SK Hynix, Inc. 6.44%
Electronic Components - Semiconductors
COSCO SHIPPING Holdings Co., Ltd. 6.10%
Transportation - Marine
United Microelectronics Corp. 5.62%
Semiconductor Components - Integrated Circuit
BYD Co., Ltd., Class H 5.41%
Automotive - Cars & Light Trucks
ANTA Sports Products, Ltd. 5.28%
Retail - Apparel/Shoe
Li Ning Co., Ltd. 5.15%
Retail - Apparel/Shoe
ENN Energy Holdings, Ltd. 4.92%
Gas - Distribution
Chow Tai Fook Jewellery Group, Ltd. 4.32%
Retail - Jewelry
Zhongsheng Group Holdings, Ltd. 4.25%
Retail - Automobile
SITC International Holdings Co., Ltd. 4.07%
Transportation - Marine
Total Top 10 Equity Holdings 51.56%
Country Distribution*
Based on Total Investments
December 31, 2021
China 62.3%
Taiwan, Province of China 12.1%
Hong Kong 10.4%
Republic of Korea 6.7%
Canada 3.0%
Other 5.5%
Total 100.0%

Portfolio of Investments

See notes to portfolios of investments and notes to financial statements.
December 31, 2021
U.S. Government Securities Ultra-Short Bond Fund
United States Government and Agency
Obligations 91.36%
Coupon
Rate %
Maturity
Date
Principal
Amount Value
Federal Farm Credit Bank 41.55%
Fixed Rates:
0.10 11/23/22 $ 2,000,000 $ 1,999,749
0.12 01/12/23 3,000,000 2,992,235
Floating Rates:
(Federal Reserve Bank Effective Rate + 0.07%) 0.15 09/14/22 2,000,000 2,001,298
(Federal Reserve Bank Effective Rate +
(0.02)%) 0.07 05/15/23 5,000,000 4,996,187
(U.S. Treasury 3 Month Bill Money Market
Yield + 0.06%) 0.14 01/31/23 3,800,000 3,800,623
15,790,092
Federal Home Loan Bank 3.90%
Fixed Rates:
0.68 02/26/25 1,500,000 1,481,586
U.S. Treasury Note/Bond 45.91%
Fixed Rates:
2.50 01/15/22 4,000,000 4,003,201
2.50 02/15/22 5,500,000 5,515,774
1.38 10/15/22 1,000,000 1,008,086
0.13 06/30/23 1,500,000 1,489,980
0.13 12/15/23 2,000,000 1,977,188
0.25 06/15/24 1,500,000 1,478,086
0.63 10/15/24 1,000,000 992,070
0.50 03/31/25 1,000,000 983,555
17,447,940
Total United States Government and Agency Obligations 34,719,618
(cost $34,796,176)
Exchange Traded Fund 4.80% Shares Value
Vanguard Short-Term Treasury ETF 30,000 1,824,900
(cost $1,835,242)
Investments, at value 96.16% 36,544,518
(cost $36,631,418 )
Other assets and liabilities, net 3.84% 1,459,587
Net Assets 100.00% $ 38,004,105

Portfolio of Investments

See notes to portfolios of investments and notes to financial statements.
December 31, 2021
Near-Term Tax Free Fund
Municipal Bonds 84.28%
Coupon
Rate %
Maturity
Date
Principal
Amount Value
California 7.24%
City of Milpitas CA Wastewater Revenue,
California, Refunding, RB 5.00 11/01/24 $ 350,000 $ 395,235
East Side Union High School District,
California, GO Unlimited AGM 5.00 08/01/24 200,000 224,074
Lemon Grove School District, California,
Refunding, GO Unlimited 4.00 08/01/33 220,000 255,669
State of California, California, Refunding, GO
Unlimited 5.00 11/01/30 400,000 533,311
State of California, California, GO Unlimited 5.00 11/01/31 400,000 532,200
State of California, California, Refunding, GO
Unlimited 5.00 11/01/27 500,000 621,420
2,561,909
Colorado 3.26%
City & County of Denver Airport System
Revenue, Colorado, Prefunding, RB,
Series B 5.00 11/15/27 300,000 312,398
City of Glendale CO, Colorado, Refunding, COP
AGM 5.00 12/01/25 750,000 842,168
1,154,566
Connecticut 1.96%
State of Connecticut, Connecticut, GO
Unlimited 5.00 11/15/31 200,000 232,412
State of Connecticut, Connecticut, Refunding,
GO Unlimited 5.00 05/15/27 200,000 237,142
Town of Simsbury CT, Connecticut, Refunding,
GO Unlimited 5.00 08/01/24 200,000 223,854
693,408
District of Columbia 2.48%
Washington Metropolitan Area Transit
Authority, District of Columbia,
Refunding, RB 5.00 07/01/34 725,000 876,325
Florida 6.16%
City of Miramar FL, Florida, Refunding, RB 5.00 10/01/22 305,000 315,859
County of Miami-Dade FL, Florida, Refunding,
GO Unlimited 5.00 07/01/27 325,000 399,167
Orlando Utilities Commission, Florida, RB
‡
0.09 10/01/33 870,000 870,000
State of Florida, Florida, Refunding, GO
Unlimited 5.00 06/01/28 500,000 596,250
2,181,276

Portfolio of Investments

See notes to portfolios of investments and notes to financial statements.
December 31, 2021
Near-Term Tax Free Fund
Municipal Bonds (cont’d)
Coupon
Rate %
Maturity
Date
Principal
Amount Value
Hawaii 0.60%
State of Hawaii, Hawaii, Refunding, GO
Unlimited 5.00 10/01/27 $ 175,000 $ 210,775
Idaho 3.40%
Jerome Lincoln & Gooding Counties Joint
School District No. 261, Idaho, GO
Unlimited 4.00 09/15/32 245,000 306,042
Owyhee & Canyon Counties Joint School
District No. 370 Homedale, Idaho, GO
Unlimited 4.00 09/15/31 720,000 895,790
1,201,832
Illinois 4.41%
City of St Charles IL, Illinois, GO Unlimited 5.00 12/01/23 210,000 228,497
Cook County Township High School District No.
225, Illinois, Refunding, GO Unlimited 5.00 12/01/24 300,000 338,632
Illinois State Toll Highway Authority, Illinois,
RB 5.00 01/01/32 505,000 596,902
Metropolitan Water Reclamation District of
Greater Chicago, Illinois, GO Limited 5.00 12/01/26 350,000 396,704
1,560,735
Louisiana 3.36%
Louisiana Housing Corp., Louisiana, RB FHLMC 2.15 12/01/24 355,000 368,522
State of Louisiana, Louisiana, Prefunding, GO
Unlimited, Series A 5.00 08/01/26 800,000 822,335
1,190,857
Maryland 2.52%
City of Baltimore MD, Maryland, RB 5.00 07/01/33 215,000 274,774
State of Maryland, Maryland, GO Unlimited 5.00 08/01/27 500,000 617,928
892,702
Michigan 3.22%
Great Lakes Water Authority Water Supply
System Revenue, Michigan, Refunding,
RB 5.00 07/01/26 365,000 434,623
Michigan Finance Authority, Michigan, RB
AGM 5.00 07/01/26 300,000 334,764
Oxford Area Community School District,
Michigan, Refunding, GO Unlimited,
Series A Q-SBLF 5.00 05/01/22 365,000 370,755
1,140,142

Portfolio of Investments

See notes to portfolios of investments and notes to financial statements.
December 31, 2021
Near-Term Tax Free Fund
Municipal Bonds (cont’d)
Coupon
Rate %
Maturity
Date
Principal
Amount Value
Missouri 0.73%
City of Kansas City MO Water Revenue,
Missouri, RB, Series F AGM 4.00 12/01/22 $ 250,000 $ 258,639
New Jersey 2.60%
City of Jersey City NJ, New Jersey, Refunding,
GO Unlimited 5.00 11/01/28 350,000 431,245
Middlesex County Improvement Authority, New
Jersey, RB 5.00 07/01/25 425,000 490,758
922,003
New Mexico 2.07%
City of Rio Rancho NM, New Mexico, GO
Unlimited 5.00 08/01/27 600,000 733,053
New York 10.27%
City of New York NY, New York, GO Unlimited 5.00 12/01/34 250,000 315,303
City of New York NY, New York, Refunding, GO
Unlimited 5.00 08/01/25 250,000 289,895
City of New York NY, New York, Refunding, GO
Unlimited 5.00 08/01/26 200,000 239,453
City of New York NY, New York, Refunding, GO
Unlimited 5.00 08/01/28 300,000 352,196
City of New York NY, New York, GO Unlimited,
Series E 5.25 08/01/22 875,000 900,685
City of New York NY, New York, GO Unlimited,
Series I 5.00 08/01/22 1,000,000 1,027,918
Metropolitan Transportation Authority, New
York, RB 4.00 11/15/34 100,000 114,251
New York City Water & Sewer System, New
York, RB
‡
0.07 06/15/38 200,000 200,000
New York City Water & Sewer System, New
York, Refunding, RB 5.00 06/15/29 175,000 194,480
3,634,181
Ohio 0.38%
City of Cleveland OH Parking Facility Revenue,
Ohio, Refunding, RB AGM 5.25 09/15/22 130,000 134,557
Pennsylvania 1.16%
Deer Creek Drainage Basin Authority,
Pennsylvania, Refunding, RB AGM 4.00 12/01/31 345,000 410,519

Portfolio of Investments

See notes to portfolios of investments and notes to financial statements.
December 31, 2021
Near-Term Tax Free Fund
Municipal Bonds (cont’d)
Coupon
Rate %
Maturity
Date
Principal
Amount Value
South Carolina 2.71%
Aiken County Consolidated School District,
South Carolina, GO Unlimited 4.00 04/01/34 $ 400,000 $ 478,111
City of Cayce SC Water & Sewer System
Revenue, South Carolina, Refunding,
RB BAM 5.00 06/01/30 300,000 380,620
City of Columbia SC Waterworks & Sewer
System Revenue, South Carolina, RB
‡
0.10 02/01/38 100,000 100,000
958,731
Tennessee 1.85%
County of Claiborne TN, Tennessee, Refunding,
GO Unlimited AGM 5.00 04/01/28 300,000 374,682
Metropolitan Government of Nashville &
Davidson County TN, Tennessee, GO
Unlimited 5.00 07/01/24 250,000 278,639
653,321
Texas 20.34%
Aldine Independent School District, Texas,
Refunding, GO Unlimited PSF-GTD 5.00 02/15/28 750,000 880,219
Bryan Independent School District, Texas, GO
Unlimited, Series A PSF-GTD 5.00 02/15/22 410,000 412,290
City of Austin TX, Texas, Refunding, GO Limited 5.00 09/01/24 215,000 241,304
City of Buda TX, Texas, Refunding, GO Limited 4.00 02/15/29 135,000 161,904
City of Cedar Hill TX, Texas, Refunding, GO
Limited 5.00 02/15/22 800,000 804,430
City of El Paso TX, Texas, Refunding, GO
Limited 5.00 08/15/30 245,000 313,922
City of Longview TX Waterworks & Sewer
System Revenue, Texas, Refunding, RB 3.00 03/01/22 610,000 612,764
City of Round Rock TX, Texas, GO Limited 4.00 08/15/33 175,000 206,024
City of Rowlett TX, Texas, GO Limited 5.00 02/15/29 300,000 381,687
Dimmitt Independent School District, Texas,
GO Unlimited PSF-GTD 3.00 02/15/22 305,000 305,998
Eagle Mountain & Saginaw Independent
School District, Texas, Refunding, GO
Unlimited PSF-GTD 4.00 08/15/32 450,000 507,770
Ector County Independent School District,
Texas, Prefunding, GO Unlimited
PSF-GTD 5.00 08/15/29 400,000 430,385
Harlandale Independent School District, Texas,
Refunding, GO Unlimited PSF-GTD 4.00 02/15/28 300,000 339,841
Lubbock-Cooper Independent School District,
Texas, GO Unlimited PSF-GTD 3.00 02/15/22 755,000 757,471
North Texas Municipal Water District, Texas,
RB 4.00 06/01/30 310,000 369,940

Portfolio of Investments

See notes to portfolios of investments and notes to financial statements.
December 31, 2021
Near-Term Tax Free Fund
Municipal Bonds (cont’d)
Coupon
Rate %
Maturity
Date
Principal
Amount Value
Texas (cont’d)
Texas City Independent School District/TX,
Texas, Refunding, GO Unlimited PSF-GTD 5.00 08/15/28 $ 410,000 $ 473,508
7,199,457
Utah 0.89%
Jordan Valley Water Conservancy District,
Utah, Refunding, RB 5.00 10/01/24 280,000 315,430
Vermont 1.04%
City of Burlington VT, Vermont, GO Unlimited 5.00 11/01/30 285,000 367,178
Washington 0.69%
Energy Northwest, Washington, Refunding, RB 5.00 07/01/31 220,000 243,924
Wisconsin 0.94%
Sun Prairie Area School District/WI,
Wisconsin, GO Unlimited 4.00 03/01/31 300,000 331,296
Total Municipal Bonds 29,826,816
(cost $29,400,288)
Exchange Traded Funds 9.61% Shares
iShares Short-Term National Muni Bond ETF 15,500 1,664,235
VanEck Short Muni ETF 97,000 1,737,173
Total Exchange Traded Funds 3,401,408
(cost $3,397,152)
Investments, at value 93.89% 33,228,224
(cost $32,797,440 )
Other assets and liabilities, net 6.11% 2,160,493
Net Assets 100.00% $ 35,388,717

Portfolio of Investments

See notes to portfolios of investments and notes to financial statements.
December 31, 2021
Global Luxury Goods Fund
Common Stocks 94.77% Shares Value
Apparel Manufacturers 8.53%
Burberry Group PLC 32,000 $ 789,832
Christian Dior SE 795 659,553
Hermes International 862 1,506,237
Kering SA, ADR 11,700 941,967
PRADA SpA 70,000 448,231
PVH Corp. 5,400 575,910
4,921,730
Athletic Footwear 2.47%
adidas AG 1,000 287,945
Puma SE 9,300 1,135,757
1,423,702
Automotive - Cars & Light Trucks 24.29%
Bayerische Motoren Werke AG 23,000 2,300,971
Daimler AG, ADR 118,714 2,800,701
Ferrari NV 2,429 628,674
NIO, Inc., ADR
*
44,000 1,393,920
Porsche Automobil Holding SE, ADR 46,357 435,292
Tesla, Inc.
*
4,455 4,707,955
Volkswagen AG 5,950 1,739,386
14,006,899
Beverages - Wine/Spirits 1.05%
Remy Cointreau SA 2,500 607,673
Casino Hotels 1.01%
MGM Resorts International 13,000 583,440
Commercial Service - Finance 1.16%
MarketAxess Holdings, Inc. 200 82,254
Moody's Corp. 300 117,174
S&P Global, Inc. 989 466,739
666,167
Computers 5.27%
Apple, Inc. 17,100 3,036,447
Cosmetics & Toiletries 2.84%
Coty, Inc., Class A
*
100,000 1,050,000
The Estee Lauder Cos., Inc. 1,584 586,397
1,636,397
Cruise Lines 0.29%
Royal Caribbean Cruises, Ltd.
*
2,200 169,180

Portfolio of Investments

See notes to portfolios of investments and notes to financial statements.
December 31, 2021
Global Luxury Goods Fund
Common Stocks (cont’d) Shares Value
Decision Support Software 0.67%
MSCI, Inc. 634 $ 388,445
Diversified Banking Institution 5.06%
The Goldman Sachs Group, Inc. 300 114,765
UBS Group AG 157,000 2,805,590
2,920,355
E-Commerce/Products 3.99%
Amazon.com, Inc.
*
690 2,300,695
Energy - Alternate Sources 0.00%
Pacific Green Energy Corp.
#*@
100,000 0
Finance - Credit Card 0.58%
Visa, Inc., Class A 1,555 336,984
Finance - Mortgage Loan/Banker 0.03%
Lendified Holdings, Inc.
*
1,116,560 19,861
Finance - Other Services 0.43%
Cboe Global Markets, Inc. 600 78,240
Intercontinental Exchange, Inc. 1,260 172,330
250,570
Gold Mining 2.50%
Barrick Gold Corp. 9,600 182,400
Franco-Nevada Corp. 3,000 414,870
GCM Mining Corp. 76,000 320,234
Newmont Corp. 2,900 179,858
Royal Gold, Inc. 3,300 347,193
1,444,555
Hotels & Motels 4.44%
Hilton Worldwide Holdings, Inc.
*
9,000 1,403,910
Marriott International, Inc., Class A
*
7,000 1,156,680
2,560,590
Investment Management/Advisory Services 1.74%
Julius Baer Group, Ltd. 15,000 1,003,085
Metal - Diversified 0.96%
Aclara Resources, Inc.
*
18,274 20,803
Ivanhoe Mines, Ltd.
*
65,000 530,297
551,100
Oil Companies - Exploration & Production 0.16%
NG Energy International Corp., 144A
#*∆
50,000 91,308

Portfolio of Investments

See notes to portfolios of investments and notes to financial statements.
December 31, 2021
Global Luxury Goods Fund
Common Stocks (cont’d) Shares Value
Precious Metals 0.67%
Wheaton Precious Metals Corp. 9,000 $ 386,370
Private Equity 6.21%
Blackstone, Inc., Class A 14,500 1,876,155
KKR & Co., Inc. 22,900 1,706,050
3,582,205
Real Estate Operating/Development 0.00%
Infrastructure Ventures, Inc.
#*@+
426,533 0
Retail - Apparel/Shoe 3.64%
Industria de Diseno Textil SA 65,000 2,096,252
Retail - Building Products 2.88%
The Home Depot, Inc. 3,998 1,659,210
Retail - Discount 5.60%
Costco Wholesale Corp. 5,684 3,226,807
Retail - Jewelry 5.92%
Cie Financiere Richemont SA 20,600 3,078,358
The Swatch Group AG - BR 1,100 334,990
3,413,348
Silver Mining 0.75%
Hochschild Mining PLC 133,000 235,232
Silvercorp Metals, Inc. 52,000 195,520
430,752
Textile - Apparel 1.63%
LVMH Moet Hennessy Louis Vuitton SE, ADR 5,675 939,212
Total Common Stocks 54,653,339
(cost $43,645,018)
Corporate Non-Convertible Bond 1.49%
Coupon
Rate %
Maturity
Date
Principal
Amount
Gold Mining 1.49%
Aris Gold Corp. (cost $858,941) 7.50 08/26/27 $ 859,029 856,881
Exchange Traded Funds 0.15% Shares Value
Invesco QQQ Trust ETF 100 $ 39,785
SPDR S&P 500 ETF Trust 100 47,496
Total Exchange Traded Funds 87,281
(cost $49,898)

Portfolio of Investments

See notes to portfolios of investments and notes to financial statements.
December 31, 2021
Global Luxury Goods Fund
Warrants 0.07%
Exercise
Price
Exp.
Date Shares Value
Enterprise Software/Services 0.05%
Abaxx Technologies, Inc.
*
$ 5.10 05/14/23 34,062 $ 28,274
Finance - Mortgage Loan/Banker 0.00%
Lendified Holdings, Inc., 144A
#*@∆
0.38 04/08/22 558,280 0
Oil Companies - Exploration & Production 0.00%
NG Energy International Corp., 144A
#*∆
0.00 07/31/22 50,000 2,964
Retail - Jewelry 0.02%
Cie Financiere Richemont SA
*
67.00 11/22/23 9,200 10,097
Total Warrants 41,335
(cost $0 )
Investments, at value 96.48% 55,638,836
(cost $44,553,857 )
Other assets and liabilities, net 3.52% 2,028,429
Net Assets 100.00% $ 57,667,265

Portfolio of Investments

See notes to portfolios of investments and notes to financial statements.
December 31, 2021
Global Resources Fund
Common Stocks 95.67% Shares Value
Advanced Materials/Production 4.14%
Nano One Materials Corp.
*
235,000 $ 564,765
NanoXplore , Inc.
*
435,000 2,245,583
2,810,348
Agricultural Chemicals 3.95%
CF Industries Holdings, Inc. 10,000 707,800
Nutrien , Ltd. 10,000 751,650
PhosAgro PJSC, GDR 20,000 431,700
The Mosaic Co. 20,000 785,800
2,676,950
Agricultural Operations 1.51%
Wide Open Agriculture, Ltd.
*
2,000,000 1,025,533
Building & Construction Products - Miscellaneous 1.16%
Louisiana-Pacific Corp. 10,000 783,500
Coal 0.00%
Caribbean Resources Corp.
#*@~
17 0
Walter Energy, Inc., 144A
#*@∆
4,293 0
0
Diamonds/Precious Stones 0.40%
Barksdale Resources Corp.
*
1,100,000 273,924
Distribution/Wholesale 0.59%
Fox River Resources Corp.
*
971,000 399,162
Diversified Minerals 9.98%
American Pacific Borates, Ltd.
*
425,000 769,797
Arianne Phosphate, Inc.
*
1,750,000 629,472
Australian Strategic Materials, Ltd.
*
50,000 388,046
E3 Metals Corp.
*
375,000 681,845
Firefinch , Ltd.
*
1,119,403 706,171
First Helium, Inc.
*
1,850,000 372,940
Ion Energy, Ltd.
*
225,000 88,936
Mako Mining Corp.
*
1,000,000 284,596
MP Materials Corp.
*
15,000 681,300
Niocan , Inc., 144A
#*∆
3,687,069 320,627
Piedmont Lithium, Inc.
*
12,500 655,750
Salazar Resources, Ltd.
*
3,000,000 699,632
VR Resources, Ltd.
*
1,000,000 324,124
Wolfden Resources Corp.
*
1,000,000 167,991
6,771,227

Portfolio of Investments

See notes to portfolios of investments and notes to financial statements.
December 31, 2021
Global Resources Fund
Common Stocks (cont’d) Shares Value
Energy - Alternate Sources 3.15%
Canadian Solar, Inc.
*
35,000 $ 1,095,150
Pacific Green Energy Corp.
#*@~
2,400,000 0
Siemens Gamesa Renewable Energy SA
*
35,000 831,176
Zinc8 Energy Solutions, Inc.
*
1,000,000 209,495
2,135,821
Enterprise Software/Services 5.36%
Abaxx Technologies, Inc.
*
1,000,000 2,845,962
Base Carbon Corp., 144A
#*@∆
1,000,000 790,545
3,636,507
Food - Miscellaneous/Diversified 1.30%
Burcon NutraScience Corp.
*
750,000 883,434
Food - Wholesale/Distribution 0.14%
Organto Foods, Inc.
*
500,000 92,889
Forestry 2.13%
Interfor Corp. 25,000 800,625
West Fraser Timber Co., Ltd. 6,750 643,970
1,444,595
Gold Mining 7.03%
Arena Minerals, Inc.
*
500,000 193,684
CopperBank Resources Corp.
*
2,500,000 1,502,036
Corona Minerals, Ltd.
#*@
5,000 0
EnviroGold Global, Ltd., 144A
#*∆
75,000 22,530
Royal Road Minerals, Ltd.
*
5,500,000 1,478,319
Sandstorm Gold, Ltd.
*
50,000 310,000
Seabridge Gold, Inc.
*
40,000 659,600
Silver Tiger Metals, Inc.
*
750,000 420,965
Western Atlas Resources, Inc.
*
3,000,000 177,873
4,765,007
Industrial Gases 1.54%
Air Liquide SA 2,000 348,809
Linde PLC 2,000 692,860
1,041,669
Machinery - Electric Utilities 0.97%
Bloom Energy Corp., Class A
*
30,000 657,900
Metal - Aluminum 2.20%
Alcoa Corp. 25,000 1,489,500

Portfolio of Investments

See notes to portfolios of investments and notes to financial statements.
December 31, 2021
Global Resources Fund
Common Stocks (cont’d) Shares Value
Metal - Copper 1.40%
Arizona Sonoran Copper Co., Inc.
*
100,000 $ 162,062
Excelsior Mining Corp.
*
150,000 48,619
Kutcho Copper Corp.
*
850,000 591,328
Surge Copper Corp.
*
500,000 144,274
946,283
Metal - Diversified 14.53%
Bell Copper Corp.
*
1,450,000 194,869
Centaurus Metals, Ltd.
*
750,000 606,020
Chakana Copper Corp.
*
1,025,000 243,093
Churchill Resources, Inc.
*
599,587 87,690
Electra Battery Materials Corp.
*
2,500,000 622,554
Filo Mining Corp.
*
300,000 3,028,578
Galway Metals, Inc.
*
500,000 241,116
GoviEx Uranium, Inc., 144A
#*∆
58,000 16,277
Ivanhoe Electric, Inc.
#*@
4,497 3,687
Ivanhoe Mines, Ltd.
*
500,000 4,079,213
Luminex Res Corp.
*
120,615 40,048
Nubian Resources, Ltd.
*
250,000 40,021
Orsu Metals Corp., 144A
#*∆
14,761 2,830
Silver X Mining Corp.
*
355,000 94,016
TMC the metals co, Inc.
*
200,000 416,000
Vox Royalty Corp.
*
50,000 137,555
9,853,567
Metal - Iron 0.00%
Consolidated Growth Holdings, Ltd.
#*@
19,859,173 0
WAI Capital Investments Corp., 144A
#*@∆
292,500 0
0
Mining Services 4.22%
Capital, Ltd. 75,000 85,978
Cordoba Minerals Corp.
*
58,823 22,321
Defense Metals Corp.
*
1,500,000 314,242
Talon Metals Corp.
*
4,250,000 2,049,488
Trigon Metals, Inc.
*
1,000,000 387,367
2,859,396
Natural Resource Technology 0.02%
I-Pulse, Inc., 144A
#*@+∆
15,971 13,096
Non-Ferrous Metals 2.14%
InZinc Mining, Ltd.
*
2,000,000 94,866
NorZinc , Ltd.
*
5,000,000 197,636
Nova Royalty Corp.
*
500,000 1,162,101
Sterling Group Ventures, Inc., 144A
#*@∆
500,000 0
1,454,603

Portfolio of Investments

See notes to portfolios of investments and notes to financial statements.
December 31, 2021
Global Resources Fund
Common Stocks (cont’d) Shares Value
Oil - Field Services 1.20%
Halliburton Co. 20,000 $ 457,400
Schlumberger NV 12,000 359,400
816,800
Oil - US Royalty Trusts 4.84%
Black Stone Minerals LP 70,000 723,100
Deterra Royalties, Ltd. 125,000 391,469
Kimbell Royalty Partners LP 55,000 749,650
PrairieSky Royalty, Ltd. 15,000 161,627
Sabine Royalty Trust 20,000 833,600
Viper Energy Partners LP 20,000 426,200
3,285,646
Oil Companies - Exploration & Production 6.93%
Africa Energy Corp.
*
1,500,000 284,596
ConocoPhillips 10,000 721,800
Denbury, Inc.
*
10,000 765,900
EOG Resources, Inc. 10,000 888,300
Freehold Royalties, Ltd. 45,000 414,443
NG Energy International Corp., 144A
#*∆
200,000 365,232
Occidental Petroleum Corp. 25,000 724,750
Range Resources Corp.
*
30,000 534,900
4,699,921
Oil Companies - Integrated 3.40%
Equinor ASA, ADR 50,000 1,316,500
TotalEnergies SE, ADR 20,000 989,200
2,305,700
Oil Field Machinery & Equipment 0.32%
Imdex , Ltd. 100,000 214,623
Oil Refining & Marketing 1.53%
Phillips 66 6,500 470,990
Valero Energy Corp. 7,500 563,325
1,034,315
Pipelines 1.12%
Cheniere Energy, Inc. 7,500 760,650
Platinum 0.26%
Clean Air Metals, Inc.
*
1,000,000 173,920
Precious Metals 2.97%
Brixton Metals Corp.
*
2,075,000 319,874
Eloro Resources, Ltd.
*
100,000 316,218
Metalla Royalty & Streaming, Ltd.
*
125,000 862,683

Portfolio of Investments

See notes to portfolios of investments and notes to financial statements.
December 31, 2021
Global Resources Fund
Common Stocks (cont’d) Shares Value
Precious Metals (cont’d)
Polarx , Ltd.
*
10,000,000 $ 258,935
Polarx , Ltd.
*
10,000,000 258,935
2,016,645
Real Estate Operating/Development 0.72%
Infrastructure Ventures, Inc.
#*@+
4,700,000 0
Infrastructure Ventures, Inc.
#*@+
2,743,544 0
Revival Gold, Inc.
*
1,000,000 490,138
490,138
REITS - Diversified 1.78%
PotlatchDeltic Corp. REIT 10,000 602,200
Rayonier, Inc. REIT 15,000 605,400
1,207,600
Retail - Jewelry 0.70%
Mene , Inc.
*
750,000 474,327
Specified Purpose Acquisition 0.29%
Ivanhoe Capital Acquisition Corp., Class A
*
20,000 199,000
Steel - Producers 1.75%
Severstal PAO, GDR 40,000 862,794
Stelco Holdings, Inc. 10,000 325,862
1,188,656
Total Common Stocks 64,882,852
(cost $97,590,303)
Corporate Non-Convertible Bond 1.55%
Coupon
Rate %
Maturity
Date
Principal
Amount
Gold Mining 1.55%
Aris Gold Corp. 7.50 08/26/27 $ 1,055,378 1,052,740
(cost $1,055,318)
Exchange Traded Funds 0.63% Shares
Aberdeen Standard Physical Platinum Shares ETF
*
107 9,619
Direxion Daily Junior Gold Miners Index Bull 2X Shares ETF 83 5,323
First Trust Global Wind Energy ETF 1,200 24,288
Global X Silver Miners ETF 206 7,556
Invesco DB Base Metals Fund ETF
*
2,000 44,520
iPath Bloomberg Coffee Subindex Total Return ETN
*
1,100 67,342
iShares U.S. Real Estate ETF 500 58,070
KraneShares California Carbon ETF
*
2,000 56,480
KraneShares Global Carbon Stra ETF 1,300 66,170
Teucrium Corn Fund ETF
*
2,000 43,080

Portfolio of Investments

See notes to portfolios of investments and notes to financial statements.
December 31, 2021
Global Resources Fund
Exchange Traded Funds (cont’d) Shares Value
U.S. Gasoline Fund LP ETF
*
400 $ 16,384
U.S. Oil Fund LP ETF
*
200 10,872
VanEck Steel ETF 300 15,957
Total Exchange Traded Funds 425,661
(cost $417,402)
Subscription Receipt 0.24%
Metals & Mining 0.24%
Flying Nickle Mining Corp., 144A
#*@∆
300,000 166,014
(cost $165,851)
Warrants 0.21%
Exercise
Price
Exp.
Date
Advanced Materials/Production 0.00%
Nano One Materials Corp., 144A
#*@∆
$ 3.55 10/29/22 90,000 0
Diversified Minerals 0.00%
First Helium, Inc., 144A
#*@∆
0.50 07/12/23 925,000 0
Ion Energy, Ltd., 144A
#*@∆
0.70 04/13/24 225,000 0
Niocan , Inc., 144A
#*@∆
0.12 10/15/23 1,662,500 0
0
Enterprise Software/Services 0.03%
Abaxx Technologies, Inc.
*
5.10 05/14/23 20,437 16,964
Gold Mining 0.00%
Revival Gold, Inc., 144A
#*@∆
0.90 04/04/22 80,000 0
Metal - Copper 0.00%
Excelsior Mining Corp.
*
1.25 08/22/22 150,000 1,779
Mining Services 0.16%
Aris Gold Corp.
*
2.75 07/29/25 370,889 109,952
Non-Ferrous Metals 0.00%
Norzinc , Ltd., 144A
#*@∆
0.09 08/06/23 2,500,000 0
Oil Companies - Exploration & Production 0.02%
NG Energy International Corp., 144A
#*∆
0.00 07/31/22 200,000 11,858
Total Warrants 140,553
(cost $0 )
Investment Company 0.01% Shares Value
Grayscale Bitcoin Trust BTC
*
151 5,172
(cost $5,918)

Portfolio of Investments

See notes to portfolios of investments and notes to financial statements.
December 31, 2021
Global Resources Fund
Publically Traded Partnerships 0.31% Shares Value
Invesco DB Agriculture Fund ETF
*
10,000 $ 197,500
Teucrium Wheat Fund ETF
*
2,000 14,780
Total Publically Traded Partnerships 212,280
(cost $213,666)
Call Options Purchased 0.61%
Strike
Price
Exp.
Date
Notional
Contract
Value Contracts
Gold Mining 0.61%
Barrick Gold Corp. $ 18.00 01/23 $ 1,260,000 700 198,800
Newmont Corp. 55.00 01/23 1,100,000 200 215,000
413,800
Total Purchased Call Options 413,800
(premiums paid $382,137 )
Investments, at value 99.23% 67,299,072
(cost $99,830,595 )
Other assets and liabilities, net 0.77% 521,648
Net Assets 100.00% $ 67,820,720

Portfolio of Investments

See notes to portfolios of investments and notes to financial statements.
December 31, 2021
World Precious Minerals Fund
Common Stocks 94.98% Shares Value
Advanced Materials/Production 8.47%
Nano One Materials Corp.
*
3,100,000 $ 7,450,097
Sixth Wave Innovations, Inc.
*
750,000 118,581
7,568,678
Capital Pools 1.00%
Magna Gold Corp.
*
1,500,000 889,363
Coal 0.00%
Caribbean Resources Corp.
#*@
4 0
Diamonds/Precious Stones 0.84%
Barksdale Resources Corp.
*
3,000,000 747,065
Diversified Minerals 7.40%
Ascot Resources, Ltd., 144A
#*∆
6,412 6,133
Calibre Mining Corp.
*
500,000 529,665
Chesser Resources, Ltd.
*
3,000,000 273,440
Desert Gold Ventures, Inc.
*
750,000 85,972
E79 Resources Corp.
*
2,000,000 1,343,927
Erdene Resource Development Corp.
*
300,000 101,980
Gossan Resources, Ltd.
*
250,000 39,527
Indochine Mining, Ltd.
#*@
10,000 0
Kenorland Minerals, Ltd.
*
250,000 160,085
Kootenay Resources, Inc.
#*@
40,000 1,581
Lithoquest Resources, Inc.
*
2,150,000 186,964
Lumina Gold Corp.
*
750,000 379,462
Mako Mining Corp.
*
1,300,000 369,975
Max Resource Corp.
*
2,000,000 387,367
Minaurum Gold, Inc.
*
1,000,000 256,927
Musgrave Minerals, Ltd.
*
1,500,000 376,799
NGEX Minerals, Ltd.
*
100,000 146,251
Nomad Royalty Co., Ltd. 50,000 383,414
St. Anthony Gold Corp.
*
1,092,105 64,752
St. Anthony Gold Corp., 144A
#*∆
875,000 51,880
VR Resources, Ltd.
*
2,000,000 648,247
Waraba Gold, Ltd.
*
2,155,000 366,279
Waraba Gold, Ltd., 144A
#*∆
655,000 111,329
Wolfden Resources Corp.
*
2,000,000 335,982
6,607,938
Enterprise Software/Services 0.03%
Abaxx Technologies, Inc.
*
8,039 22,879
Financial Services 0.02%
Tokens.com Corp., 144A
#*∆
11,123 22,511

Portfolio of Investments

See notes to portfolios of investments and notes to financial statements.
December 31, 2021
World Precious Minerals Fund
Common Stocks (cont’d) Shares Value
Gold Mineral Exploration & Development 0.56%
Western Exploration, Inc.
#*@
240,000 $ 502,787
Gold Mining 39.07%
Adamera Minerals Corp.
*
5,373,000 212,380
Adamera Minerals Corp., 144A
#*∆
119,543 4,725
African Gold Group, Inc.
*
1,000,000 102,771
Allegiant Gold, Ltd.
*
1,750,000 456,540
Amilot Capital, Inc., 144A
#*∆
410,000 12,155
Angold Resources, Ltd.
*
500,000 65,220
Aris Gold Corp.
*
425,000 507,332
Arizona Metals Corp.
*
1,000,000 4,861,852
Asante Gold Corp.
*
2,000,000 1,960,552
Awale Resources, Ltd.
*
250,000 39,033
Banyan Gold Corp.
*
1,000,000 276,691
Bellevue Gold, Ltd.
*
1,000,000 616,742
Black Dragon Gold Corp.
*
2,500,000 109,160
Cabral Gold, Inc.
*
500,000 160,085
Compass Gold Corp.
*
2,000,000 252,974
Condor Gold PLC
*
60,000 27,511
Contact Gold Corp.
*
5,000,000 177,873
CopperBank Resources Corp.
*
4,000,000 2,403,257
CopperBank Resources Corp., 144A
#*∆
43,500 26,135
Corona Minerals, Ltd.
#*@
81,250 0
Freegold Ventures, Ltd.
*
200,000 60,872
Gold Bull Resources Corp.
*
1,000,000 221,353
Goldshore Resources, Inc.
*
500,000 256,927
Heliostar Metals, Ltd.
*
1,200,000 711,491
HighGold Mining, Inc.
*
500,000 513,854
K92 Mining, Inc.
*
1,150,000 6,536,622
Karus Gold Corp.
#*@
375,000 163,050
Kesselrun Resources, Ltd.
*
2,500,000 256,927
Kesselrun Resources, Ltd., 144A (Units)
#*@∆
^^
2,500,000 256,927
Kore Mining, Ltd.
*
500,000 154,156
Lion One Metals, Ltd.
*
500,000 415,036
Loncor Gold, Inc.
*
750,000 391,320
Maple Gold Mines, Ltd.
*
1,000,000 292,502
Maritime Resources Corp.
*
1,000,000 102,771
Mawson Gold, Ltd.
*
625,000 91,407
McEwen Mining, Inc.
*
134,764 121,452
Montage Gold Corp.
*
250,000 126,487
North Stawell Minerals, Ltd.
*
700,000 148,239
NV Gold Corp.
*
1,000,000 106,724
Omai Gold Mines Corp.
*
3,000,000 237,163
Orca Gold, Inc.
*
1,000,000 403,178
Petaquilla Minerals, Ltd., 144A
#*@∆
2,660,000 0
Radisson Mining Resources, Inc.
*
7,000,000 1,300,447
Radius Gold, Inc., 144A
#*∆
125,000 35,574

Portfolio of Investments

See notes to portfolios of investments and notes to financial statements.
December 31, 2021
World Precious Minerals Fund
Common Stocks (cont’d) Shares Value
Gold Mining (cont’d)
Red Pine Exploration, Inc.
*
500,000 $ 205,542
Reunion Gold Corp.
*
5,000,000 553,381
Roscan Gold Corp.
*
2,250,000 578,086
Royal Road Minerals, Ltd.
*
1,500,000 403,178
Scottie Resources Corp.
*
1,750,000 249,022
Seafield Resources, Ltd., 144A
#*@∆
1,300,000 0
Silver Tiger Metals, Inc.
*
1,000,000 561,287
Skeena Resources, Ltd.
*
100,000 1,041,148
Southern Gold, Ltd.
*
10,000,000 429,291
Strikepoint Gold, Inc.
*
2,750,000 293,490
Taurus Gold, Ltd., 144A
#*@∆
2,448,381 0
Thesis Gold, Inc.
*
400,000 600,814
Trillium Gold Mines, Inc.
*
250,000 140,322
TriStar Gold, Inc.
*~
28,750,000 4,659,275
34,892,303
Metal - Copper 1.50%
Arizona Sonoran Copper Co., Inc.
*
100,000 162,062
Meridian Mining UK Societas
*
500,000 466,422
Sun Summit Minerals Corp.
*
1,250,000 681,845
Vizsla Copper Corp.
*
166,666 32,939
1,343,268
Metal - Diversified 10.53%
Adventus Mining Corp.
*
1,000,000 751,018
Amex Exploration, Inc.
*
500,000 1,150,243
Argent Minerals, Ltd.
*
20,000,000 512,152
Aurion Resources, Ltd.
*
750,000 770,781
Auteco Minerals, Ltd.
*
10,000,000 531,584
Cartier Resources, Inc.
*
750,000 118,582
Chakana Copper Corp.
*
3,000,000 711,491
De Grey Mining, Ltd.
*
250,000 222,151
Genesis Metals Corp., 144A
#*∆
583,400 46,120
Ivanhoe Mines, Ltd.
*
400,000 3,263,370
Kaizen Discovery, Inc.
*
800,000 265,623
Luminex Res Corp.
*
150,000 49,804
New Age Metals, Inc., 144A
#*∆
143,518 12,480
Nubian Resources, Ltd.
*
500,000 80,043
Orex Minerals, Inc.
*
7,000,000 553,382
Orsu Metals Corp., 144A
#*∆
186,922 35,834
Rockcliff Metals Corp., 144A
#*∆
873,333 48,329
RTG Mining, Inc.
*
3,000,000 229,401
Sirios Resources, Inc.
*
1,000,000 55,338
9,407,726
Metal - Iron 0.00%
Vector Resources, Ltd.
#*@
10,000,000 0

Portfolio of Investments

See notes to portfolios of investments and notes to financial statements.
December 31, 2021
World Precious Minerals Fund
Common Stocks (cont’d) Shares Value
Mining Services 0.97%
Cordoba Minerals Corp.
*
58,823 $ 22,321
Orexplore Technologies, Ltd.
#*@
255,031 46,387
Summa Silver Corp.
*
800,000 619,787
Swick Mining Services, Ltd. 773,704 174,560
863,055
Non-Ferrous Metals 0.65%
InZinc Mining, Ltd.
*
3,000,000 142,298
ValOre Metals Corp.
*
1,000,000 434,800
577,098
Oil & Gas Drilling 0.52%
DDH1, Ltd. 583,818 469,392
Oil Companies - Exploration & Production 0.00%
Big Sky Energy Corp.
#*@
2,000,000 0
Oil Field Machinery & Equipment 0.30%
Imdex , Ltd. 125,000 268,278
Optical Recognition Equipment 0.00%
Nexoptic Technology Corp., 144A
#*∆
12,083 4,633
Platinum 0.75%
Clean Air Metals, Inc.
*
2,500,000 434,800
Platinum Group Metals, Ltd.
*
150,000 235,977
670,777
Precious Metals 14.96%
Amani Gold, Ltd.
*
54,500,000 59,477
Barsele Minerals Corp.
*~
7,500,000 3,142,417
Blackwolf Copper and Gold, Ltd.
*
1,000,000 513,854
Brixton Metals Corp.
*
3,425,000 527,985
Canex Metals, Inc.
*
3,250,000 327,582
Dolly Varden Silver Corp.
*
3,750,000 1,867,663
E2 Metals, Ltd.
*
1,000,000 213,892
GFG Resources, Inc.
*
5,000,000 543,500
Gold Terra Resource Corp.
*
2,000,000 371,556
Gold79 Mines, Ltd.
*
5,250,000 249,022
Group Ten Metals, Inc.
*
2,000,000 624,531
Imperial Mining Group, Ltd.
*
500,000 55,338
Liberty Gold Corp.
*
500,000 383,414
MacDonald Mines Exploration, Ltd.
*
3,000,000 71,149
Metalla Royalty & Streaming, Ltd.
*
50,000 345,073
Millennial Precious Metals Corp.
*
1,000,000 553,382
Norvista Capital Corp.
~
4,000,000 252,974
Paramount Gold Nevada Corp.
*
170,000 118,762

Portfolio of Investments

See notes to portfolios of investments and notes to financial statements.
December 31, 2021
World Precious Minerals Fund
Common Stocks (cont’d) Shares Value
Precious Metals (cont’d)
Polarx , Ltd.
*~
37,463,888 $ 970,071
Prime Mining Corp.
*
250,000 782,640
Silver Viper Minerals Corp.
*
2,500,000 751,018
Visionary Gold Corp.
*
1,500,000 189,731
Xali Gold Corp., 144A
#*∆
4,875,000 443,199
13,358,230
Real Estate Operating/Development 1.47%
Fremont Gold, Ltd.
*
4,000,000 94,865
Mammoth Resources Corp.
*~
5,500,000 434,800
Revival Gold, Inc.
*
1,600,000 784,221
1,313,886
Retail - Jewelry 1.49%
Mene , Inc.
*
2,100,000 1,328,116
Silver Mining 4.45%
Aya Gold & Silver, Inc.
*
100,000 754,970
Denarius Silver Corp.
*
750,000 343,887
FireFox Gold Corp.
*
500,000 128,464
Kootenay Silver, Inc.
*
1,000,000 177,873
Metallic Minerals Corp.
*
1,000,000 359,698
Southern Silver Exploration Corp.
*
1,750,000 415,036
Vizsla Silver Corp.
*
750,000 1,790,585
3,970,513
Total Common Stocks 84,828,496
(cost $92,919,928)
Corporate Non-Convertible Bond 1.21%
Coupon
Rate %
Maturity
Date
Principal
Amount
Gold Mining 1.21%
Aris Gold Corp. 7.50 08/26/27 $ 1,079,922 1,077,222
(cost $1,079,922)
Exchange Traded Funds 0.26% Shares
Aberdeen Standard Physical Platinum Shares ETF
*
738 66,346
Direxion Daily Junior Gold Miners Index Bull 2X Shares ETF 1,448 92,861
Global X Silver Miners ETF 1,868 68,518
Total Exchange Traded Funds 227,725
(cost $228,286)

Portfolio of Investments

See notes to portfolios of investments and notes to financial statements.
December 31, 2021
World Precious Minerals Fund
Subscription Receipt 0.20% Shares Value
Gold Mineral Exploration & Development 0.20%
Sanu Gold Corp., 144A
#*@∆
700,000 $ 182,616
(cost $182,623)
Warrants 0.49%
Exercise
Price
Exp.
Date
Diversified Minerals 0.01%
Desert Gold Ventures, Inc., 144A
#*@∆
$ 0.40 08/28/23 187,500 0
Minaurum Gold, Inc., 144A
#*@∆
0.60 07/09/23 500,000 0
Nomad Royalty Co., Ltd.
*
1.71 11/19/22 304,000 7,210
St. Anthony Gold Corp., 144A
#*@∆
0.40 02/11/22 1,092,105 0
Waraba Gold, Ltd., 144A
#*@∆
0.30 05/07/22 1,500,000 0
7,210
Gold Mineral Exploration & Development 0.00%
Western Exploration & Development, Ltd.,
144A
#*@∆
0.50 12/31/49 600,000 0
Western Exploration, Inc., 144A
#*@∆
0.50 12/31/49 240,000 0
0
Gold Mining 0.01%
Contact Gold Corp., 144A
#*@∆
0.27 09/29/22 500,000 0
Kore Mining, Ltd., 144A
#*@∆
1.35 06/18/23 250,000 0
Osino Resources Corp., 144A
#*@∆
1.05 01/30/22 115,000 5,455
Revival Gold, Inc., 144A
#*@∆
1.60 02/06/22 250,000 0
Southern Gold, Ltd., 144A
#*@∆
0.18 10/18/22 2,250,000 0
Strikepoint Gold, Inc., 144A
#*@∆
0.20 07/21/22 625,000 0
5,455
Metal - Copper 0.19%
Sun Summit Minerals Corp., 144A
#*@∆
0.34 07/22/23 600,000 166,014
Sun Summit Minerals Corp., 144A
#*@∆
0.90 07/31/23 125,000 0
166,014
Metal - Diversified 0.03%
Novo Resources Corp.
*
4.40 08/27/23 112,500 26,681
Metals & Mining 0.00%
St. Anthony Gold Corp., 144A
#*@∆
0.10 06/04/24 875,000 0
Mining Services 0.17%
Aris Gold Corp.
*
2.75 07/29/25 520,000 154,156
Non-Ferrous Metals 0.04%
ValOre Metals Corp., 144A
#*@∆
0.45 02/17/23 500,000 35,575

Portfolio of Investments

See notes to portfolios of investments and notes to financial statements.
December 31, 2021
World Precious Minerals Fund
Warrants (cont’d)
Exercise
Price
Exp.
Date Shares Value
Silver Mining 0.04%
FireFox Gold Corp., 144A
#*@∆
$ 0.27 10/27/22 125,000 $ 5,435
Southern Silver Exploration Corp., 144A
#*@∆
0.25 08/14/23 875,000 34,586
40,021
Total Warrants 435,112
(cost $362,612 )
Investment Company 0.07% Shares Value
Grayscale Bitcoin Trust BTC
*
1,889 64,698
(cost $74,030)
Call Options Purchased 0.70%
Strike
Price
Exp.
Date
Notional
Contract
Value Contracts
Gold Mining 0.70%
Barrick Gold Corp. $ 18.00 01/23 $ 1,935,000 1,075 305,300
Newmont Corp. 55.00 01/23 1,650,000 300 322,500
627,800
Total Purchased Call Options 627,800
(premiums paid $581,848 )
Investments, at value 97.91% 87,443,669
(cost $95,429,249 )
Other assets and liabilities, net 2.09% 1,868,875
Net Assets 100.00% $ 89,312,544

Portfolio of Investments

See notes to portfolios of investments and notes to financial statements.
December 31, 2021
Gold and Precious Metals Fund
Common Stocks 95.12% Shares Value
Advanced Materials/Production 0.13%
Sixth Wave Innovations, Inc.
*
1,200,000 $ 189,731
Capital Pools 0.44%
Magna Gold Corp.
*
1,040,000 616,625
Diversified Minerals 6.74%
Alkane Resources, Ltd.
*
1,000,000 667,344
Australian Strategic Materials, Ltd.
*
250,000 1,940,228
Caledonia Mining Corp. PLC 25,000 291,500
Calibre Mining Corp.
*
1,250,000 1,324,163
Firefinch , Ltd.
*
5,611,941 3,540,272
Mako Mining Corp.
*
3,500,000 996,087
Nomad Royalty Co., Ltd. 100,000 766,828
9,526,422
Enterprise Software/Services 0.22%
Abaxx Technologies, Inc.
*
109,000 310,210
Gold Mining 44.43%
Anaconda Mining, Inc.
*
2,000,000 996,087
Argonaut Gold, Inc.
*
500,000 948,654
Aris Gold Corp.
*
400,000 477,489
Centerra Gold, Inc. 175,000 1,348,867
Dundee Precious Metals, Inc. 300,000 1,854,619
Eldorado Gold Corp.
*
125,000 1,168,750
Franco-Nevada Corp. 10,000 1,382,900
GCM Mining Corp. 300,000 1,264,081
GoGold Resources, Inc.
*
1,825,000 4,371,517
Gold Fields, Ltd., ADR 125,000 1,373,750
Harmony Gold Mining Co., Ltd., ADR 500,000 2,055,000
i-80 Gold Corp.
*
600,000 1,465,671
K92 Mining, Inc.
*
2,750,000 15,631,053
Lundin Gold, Inc.
*
375,000 3,089,055
Maverix Metals, Inc. 750,000 3,272,857
Mineros SA
*
3,150,000 2,813,945
Newmont Corp. 25,000 1,550,500
Northern Star Resources, Ltd. 200,000 1,375,470
Pantoro , Ltd.
*
8,000,000 1,953,943
Petropavlovsk PLC
*
8,000,000 2,102,074
Royal Gold, Inc. 17,500 1,841,175
Sandstorm Gold, Ltd.
*
225,000 1,395,000
Superior Gold, Inc.
*
2,500,000 1,502,036
Wesdome Gold Mines, Ltd.
*
825,000 7,506,818
62,741,311

Portfolio of Investments

See notes to portfolios of investments and notes to financial statements.
December 31, 2021
Gold and Precious Metals Fund
Common Stocks (cont’d) Shares Value
Metal - Diversified 5.24%
Aclara Resources, Inc.
*
137,400 $ 156,414
Filo Mining Corp.
*
50,000 504,763
Ivanhoe Mines, Ltd.
*
200,000 1,631,685
Silver X Mining Corp.
*
5,250,000 1,390,371
Vox Royalty Corp.
*
1,350,000 3,713,981
7,397,214
Mining Services 2.09%
Capital, Ltd. 600,000 687,828
Castile Resources, Ltd.
*
1,058,460 158,034
Empress Royalty Corp.
*
1,250,000 301,395
Orexplore Technologies, Ltd.
#*@
961,271 174,843
Star Royalties, Ltd.
*
2,000,000 980,276
Swick Mining Services, Ltd. 2,909,802 656,499
2,958,875
Oil & Gas Drilling 2.67%
DDH1, Ltd. 4,689,320 3,770,235
Oil Field Machinery & Equipment 1.10%
Imdex , Ltd. 725,000 1,556,013
Platinum 2.50%
Impala Platinum Holdings, Ltd. 250,000 3,526,684
Precious Metals 12.30%
EMX Royalty Corp.
*
1,000,000 2,213,526
Metalla Royalty & Streaming, Ltd.
*
300,000 2,070,438
Metalla Royalty & Streaming, Ltd.
*
50,000 346,500
Sailfish Royalty Corp. 310,000 374,955
SSR Mining, Inc. 415,000 7,345,500
Triple Flag Precious Metals Corp. 150,000 1,801,257
Wheaton Precious Metals Corp. 75,000 3,219,750
17,371,926
Real Estate Operating/Development 1.25%
Emerald Resources NL
*
2,250,000 1,769,237
Retail - Jewelry 3.01%
Mene , Inc.
*
1,000,000 632,436
Mene , Inc., 144A
#* ∆
5,714,285 3,613,920
4,246,356
Silver Mining 12.72%
Andean Precious Metals Corp.
*
1,000,000 1,383,454
Aya Gold & Silver, Inc.
*
1,000,000 7,549,705
Fortuna Silver Mines, Inc.
*
1,000,000 3,905,293

Portfolio of Investments

See notes to portfolios of investments and notes to financial statements.
December 31, 2021
Gold and Precious Metals Fund
Common Stocks (cont’d) Shares Value
Silver Mining (cont’d)
Hochschild Mining PLC 1,000,000 $ 1,768,663
Pan American Silver Corp. 50,000 1,248,500
Santacruz Silver Mining, Ltd.
*
4,000,000 980,276
Silvercorp Metals, Inc. 300,000 1,128,000
17,963,891
Specified Purpose Acquisition 0.28%
Ivanhoe Capital Acquisition Corp., Class A
*
40,000 398,000
Total Common Stocks 134,342,730
(cost $92,799,873)
Corporate Non-Convertible Bonds 2.97%
Coupon
Rate %
Maturity
Date
Principal
Amount
Coal 0.00%
Caribbean Resources Corp.
#@^
19.25 06/15/15 $ 485,766 0
Gold Mining 2.97%
Aris Gold Corp. 7.50 08/26/27 4,197,881 4,187,387
Total Corporate Non-Convertible Bonds 4,187,387
(cost $4,683,994)
Exchange Traded Funds 0.25% Shares
Aberdeen Standard Physical Platinum Shares ETF
*
1,155 103,834
Direxion Daily Junior Gold Miners Index Bull 2X Shares ETF 2,269 145,511
Global X Silver Miners ETF 2,926 107,326
Total Exchange Traded Funds 356,671
(cost $357,549)
Warrants 0.33%
Exercise
Price
Exp.
Date
Enterprise Software/Services 0.03%
Abaxx Technologies, Inc.
*
$ 5.10 05/14/23 54,500 45,239
Metal - Diversified 0.00%
Vox Royalty Corp., 144A
#*@∆
4.50 03/25/24 50,000 0

Portfolio of Investments

See notes to portfolios of investments and notes to financial statements.
December 31, 2021
Gold and Precious Metals Fund
Warrants (cont’d)
Exercise
Price
Exp.
Date Shares Value
Mining Services 0.30%
Aris Gold Corp.
*
$ 2.75 07/29/25 1,274,000 $ 377,683
Empress Royalty Corp.
*
0.75 03/25/23 625,000 39,527
417,210
Total Warrants 462,449
(cost $0 )
Investment Company 0.07% Shares Value
Grayscale Bitcoin Trust BTC
*
2,960 101,380
(cost $116,002)
Call Options Purchased 1.46%
Strike
Price
Exp.
Date
Notional
Contract
Value Contracts
Gold Mining 1.46%
Barrick Gold Corp. $ 18.00 01/23 $ 3,825,000 2,125 603,500
Newmont Corp. 55.00 01/23 7,425,000 1,350 1,451,250
2,054,750
Total Purchased Call Options 2,054,750
(premiums paid $1,981,818 )
Investments, at value 100.20% 141,505,367
(cost $99,939,236 )
Other assets and liabilities, net (0.20)% (276,945)
Net Assets 100.00% $ 141,228,422

Portfolio of Investments

See notes to portfolios of investments and notes to financial statements.
December 31, 2021
Emerging Europe Fund
Common Stocks 93.70% Shares Value
Agricultural Chemicals 1.47%
PhosAgro PJSC, GDR 16,000 $ 345,360
Apparel Manufacturers 1.62%
Burberry Group PLC 2,000 49,364
Christian Dior SE 400 331,851
381,215
Athletic Footwear 0.37%
adidas AG 300 86,384
Automotive - Cars & Light Trucks 5.63%
Bayerische Motoren Werke AG 2,950 295,124
Daimler AG 3,100 236,853
Ford Otomotiv Sanayi AS 15,500 279,332
Renault SA
*
7,500 260,178
Volkswagen AG 850 248,484
1,319,971
Automotive - Medium & Heavy Duty Trucks 0.24%
Daimler Truck Holding AG
*
1,550 56,981
Building & Construction Products - Miscellaneous 1.72%
Enka Insaat ve Sanayi AS 240,000 274,263
Wienerberger AG 3,500 128,533
402,796
Cellular Telecommunication 1.51%
Mobile TeleSystems PJSC, ADR 44,700 355,365
Chemicals - Diversified 1.19%
Covestro AG 4,550 280,044
Commercial Banks Non-US 10.07%
Banca Transilvania SA 102,000 60,552
OTP Bank Nyrt
*
7,700 392,633
Sberbank of Russia PJSC, ADR 121,250 1,909,688
2,362,873
Dialysis Centers 0.21%
Fresenius Medical Care AG & Co. KGaA 750 48,621
Diamonds/Precious Stones 1.84%
Alrosa PJSC 265,000 431,495
Distribution/Wholesale 0.52%
Rexel SA 6,000 121,515

Portfolio of Investments

See notes to portfolios of investments and notes to financial statements.
December 31, 2021
Emerging Europe Fund
Common Stocks (cont’d) Shares Value
Diversified Operations 1.09%
KOC Holding AS 119,000 $ 254,913
Electric - Distribution 0.75%
AB Ignitis Grupe , GDR 7,500 175,044
Electric - Generation 2.08%
CEZ AS 5,100 193,028
Engie SA 9,000 133,249
RWE AG 4,000 162,066
488,343
Electric - Integrated 2.31%
PGE Polska Grupa Energetyczna SA
*
153,000 305,301
Public Power Corp. SA
*
22,000 236,061
541,362
Food - Retail 3.06%
Koninklijke Ahold Delhaize NV, ADR 5,500 189,200
Magnit PJSC, GDR 14,000 209,973
X5 Retail Group NV, GDR 12,000 317,756
716,929
Investment Management/Advisory Services 0.57%
Julius Baer Group, Ltd. 2,000 133,745
Medical Instruments 0.84%
Getinge AB, Class B 4,500 196,120
Metal - Diversified 5.43%
KGHM Polska Miedz SA 1,500 52,067
MMC Norilsk Nickel PJSC, ADR 37,350 1,145,524
Orsu Metals Corp., 144A
#*∆
402,500 77,162
1,274,753
Metal - Iron 1.76%
Novolipetsk Steel PJSC, GDR 14,000 412,969
Metal Processors & Fabricate 1.53%
Aurubis AG 3,600 359,863
Multi-line Insurance 1.20%
Allianz SE 1,198 282,559
Oil Companies - Exploration & Production 0.51%
Novatek PJSC, GDR 525 120,390

Portfolio of Investments

See notes to portfolios of investments and notes to financial statements.
December 31, 2021
Emerging Europe Fund
Common Stocks (cont’d) Shares Value
Oil Companies - Integrated 29.77%
Gazprom Neft PJSC 75,000 $ 543,625
Gazprom PJSC, ADR 195,300 1,803,429
LUKOIL PJSC, ADR 19,020 1,707,996
MOL Hungarian Oil & Gas PLC 40,500 314,328
OMV Petrom SA 1,565,000 179,590
Rosneft Oil Co. PJSC, GDR 226,452 1,821,273
Tatneft PJSC, ADR 14,960 614,931
6,985,172
Oil Refining & Marketing 1.49%
Polski Koncern Naftowy ORLEN SA 19,000 350,207
Property/Casualty Insurance 1.34%
Powszechny Zaklad Ubezpieczen SA 36,000 314,368
Retail - Apparel/Shoe 0.54%
HUGO BOSS AG 2,100 127,121
Retail - Jewelry 0.69%
Pandora A/S 1,300 161,708
Steel - Producers 7.39%
Eregli Demir ve Celik Fabrikalari TAS 125,500 266,992
Evraz PLC 57,000 466,022
Magnitogorsk Iron & Steel Works PJSC, GDR 40,000 484,064
Severstal PAO, GDR 24,000 517,676
1,734,754
Telephone - Integrated 1.30%
Hellenic Telecommunications Organization SA 16,500 304,823
Television 1.35%
Cyfrowy Polsat SA 37,000 317,216
Transportation - Marine 1.41%
AP Moller - Maersk A/S, Class A 100 331,756
Web Portals/ISP 0.90%
Yandex NV, Class A
*
3,500 211,750
Total Common Stocks 21,988,485
(cost $20,754,598)

Portfolio of Investments

See notes to portfolios of investments and notes to financial statements.
December 31, 2021
Emerging Europe Fund
Corporate Non-Convertible Bond 2.09%
Coupon
Rate %
Maturity
Date
Principal
Amount Value
Gold Mining 2.09%
Aris Gold Corp. 7.50 08/26/27 $ 490,874 $ 489,646
(cost $490,874)
Exchange Traded Funds 0.99% Shares
Global X MSCI Greece ETF 4,000 105,800
iShares MSCI Poland ETF 6,000 126,360
Total Exchange Traded Funds 232,160
(cost $234,607)
Warrant 0.13%
Exercise
Price
Exp.
Date
Mining Services 0.13%
Aris Gold Corp.
*
$ 2.75 07/29/25 100,000 29,646
(cost $0 )
Call Options Purchased 0.27%
Strike
Price
Exp.
Date
Notional
Contract
Value Contracts Value
Country Fund-Russia 0.27%
VanEck Russia ETF $ 27.00 03/22 $ 1,215,000 450 63,900
Exchange Traded Fund 0.00%
VanEck Russia ETF 30.00 01/22 1,887,000 629 629
Total Purchased Call Options 64,529
(premiums paid $126,577 )
Investments, at value 97.18% 22,804,466
(cost $21,606,656 )
Other assets and liabilities, net 2.82% 662,950
Net Assets 100.00% $ 23,467,416

Portfolio of Investments

See notes to portfolios of investments and notes to financial statements.
December 31, 2021
China Region Fund
Common Stocks 91.54% Shares Value
Automotive - Cars & Light Trucks 11.61%
BAIC Motor Corp., Ltd. 497,000 $ 213,490
BYD Co., Ltd., Class H 15,000 507,365
Yadea Group Holdings, Ltd. 189,000 368,343
1,089,198
Automotive - Medium & Heavy Duty Trucks 3.00%
Sinotruk Hong Kong, Ltd. 183,000 281,758
Automotive/Truck Parts & Equipment - Original 0.64%
Global PMX Co., Ltd. 4,500 29,384
Nexteer Automotive Group, Ltd. 25,000 31,037
60,421
Building & Construction Products - Miscellaneous 0.27%
Daewoo Engineering & Construction Co., Ltd.
*
5,200 25,212
Chemicals - Diversified 2.33%
China Risun Group, Ltd. 360,000 218,250
Chemicals - Specialty 2.20%
Daqo New Energy Corp., ADR
*
5,125 206,640
Computers 0.98%
Lenovo Group, Ltd. 80,000 91,943
Dental Supplies & Equipment 0.72%
Dentium Co., Ltd.
*
1,150 67,436
Diversified Minerals 3.50%
China Hongqiao Group, Ltd. 310,217 327,885
E-Commerce/Products 2.04%
Alibaba Group Holding, Ltd., ADR
*
630 74,838
Pinduoduo , Inc., ADR
*
2,000 116,600
191,438
Electronic Components - Semiconductors 10.10%
MediaTek , Inc. 8,000 343,276
SK Hynix, Inc. 5,500 604,080
947,356
Energy - Alternate Sources 1.54%
Xinyi Solar Holdings, Ltd. 85,000 144,308
Finance - Investment Banker/Broker 0.22%
China Renaissance Holdings, Ltd. 11,000 20,844

Portfolio of Investments

See notes to portfolios of investments and notes to financial statements.
December 31, 2021
China Region Fund
Common Stocks (cont’d) Shares Value
Finance - Other Services 0.53%
Hong Kong Exchanges & Clearing, Ltd. 850 $ 49,711
Gas - Distribution 4.92%
ENN Energy Holdings, Ltd. 24,500 461,867
Internet Content - Info 2.56%
Meituan , Class B
*
3,724 107,689
Tencent Holdings, Ltd., ADR 2,265 132,049
239,738
Machinery - General Industrial 1.48%
Haitian International Holdings, Ltd. 50,000 138,898
Miscellaneous Manufacturing 0.96%
China International Marine Containers Group Co., Ltd. 50,000 89,830
Non-Ferrous Metals 0.00%
Sterling Group Ventures, Inc., 144A
#*@∆
500,000 0
Real Estate Management/Services 0.20%
A-Living Smart City Services Co., Ltd. 11,000 18,792
Retail - Apparel/Shoe 10.43%
ANTA Sports Products, Ltd. 33,000 495,605
Li Ning Co., Ltd. 44,000 482,682
978,287
Retail - Automobile 5.99%
China Yongda Automobiles Services Holdings, Ltd. 122,000 163,479
Zhongsheng Group Holdings, Ltd. 51,000 397,968
561,447
Retail - Jewelry 4.32%
Chow Tai Fook Jewellery Group, Ltd. 225,000 405,423
Rubber/Plastic Products 2.05%
Hartalega Holdings Bhd 140,000 192,618
Semiconductor Components - Integrated Circuit 7.65%
Global Unichip Corp. 9,000 190,081
United Microelectronics Corp. 225,000 527,124
717,205
Textile - Apparel 1.13%
Texhong Textile Group, Ltd. 80,000 105,673

Portfolio of Investments

See notes to portfolios of investments and notes to financial statements.
December 31, 2021
China Region Fund
Common Stocks (cont’d) Shares Value
Transportation - Marine 10.17%
COSCO SHIPPING Holdings Co., Ltd.
*
295,000 $ 571,993
SITC International Holdings Co., Ltd. 105,500 381,560
953,553
Total Common Stocks 8,585,731
(cost $9,372,279)
Corporate Non-Convertible Bond 2.77%
Coupon
Rate %
Maturity
Date
Principal
Amount
Gold Mining 2.77%
Aris Gold Corp. 7.50 08/26/27 $ 260,163 259,512
(cost $260,137)
Exchange Traded Fund 1.61% Shares
Direxion Daily FTSE China Bear 3X Shares ETF
*
7,450 151,011
(cost $120,042)
Warrant 0.16%
Exercise
Price
Exp.
Date
Mining Services 0.16%
Aris Gold Corp.
*
$ 2.75 07/29/25 52,000 15,416
(cost $0 )
Call Option Purchased 0.26%
Strike
Price
Exp.
Date
Notional
Contract
Value Contracts Value
Diversified Banking Institution 0.26%
HSBC Holdings PLC $ 31.00 03/22 $ 930,000 300 24,600
(premiums paid $41,678 )
Investments, at value 96.34% 9,036,270
(cost $9,794,136 )
Other assets and liabilities, net 3.66% 343,209
Net Assets 100.00% $ 9,379,479

Notes to Portfolios of Investments
December 31, 2021

Legend
General
The yields reflect the effective yield from the date of purchase.
Variable and Floating Rate Notes have periodic reset features, which effectively shorten the maturity dates and reset the interest rates as tied to various interest-bearing instruments. Rates shown are current rates at December 31, 2021.
‡ Adjustable rate security, the interest rate of which adjusts periodically based on changes in the current interest rates. Rate presented is as of December 31, 2021.
* Non-income producing security.
~ Affiliated Company. (see following)
@ Security was fair valued at December 31, 2021, by U.S. Global Investors, Inc. (Adviser)
(other than international securities fair valued pursuant to systematic fair value models) in accordance with valuation procedures approved by the Board of Trustees. These securities, as a percentage of net assets at December 31, 2021, were 0.00% of Global Luxury Goods Fund,
1.44% of Global Resources Fund, 1.57% of World Precious Minerals Fund, 0.12% of Gold And
Precious Metals Fund and 0.00% of China Region Fund, respectively. See the Fair Valuation of Securities section of these Notes to Portfolios of Investments for further discussion of fair valued securities. See further information and detail on restricted securities in the Restricted
Securities section of these Notes to Portfolios of Investments.
# Illiquid Security.
∆ Pursuant to Rule 144A of the Securities Act of 1933, these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The market value of these securities and percentage of net assets as of December 31, 2021 amounted to
$94,272, 0.16%, of Global Luxury Goods Fund, $1,709,009, 2.52%, of Global Resources
Fund, $1,547,645, 1.73%, of World Precious Minerals Fund, $3,613,920, 2.56%, of Gold And
Precious Metals Fund, $77,162, 0.33%, of Emerging Europe Fund and $0, 0.00%, of China
Region Fund.
+ See "Restricted Securities" in Notes to Portfolios of Investments.
^ Security is currently in default and is on scheduled interest or principal payment.
^^ Each unit represents on e common share and one half of one common share purchase warrant.
ADR American Depositary Receipt
AGM Assured Guaranty Municipal
BAM Build American Mutual Assurance Company
COP Certificate of Participation
ETF Exchange Traded Fund
ETN Exchange Traded Note
FHLMC Federal Home Loan Mortgage Corporation
FNMA Federal National Mortgage Association
GDR Global Depositary Receipt
GNMA Government National Mortgage Association
GO General Obligation
LP Limited Partnership
PJSC Public Joint Stock Company
PLC Public Limited Company
PSF-GTD Public School Fund Guarantee
Q-SBLF Qualified School Bond Loan Fund
RB Revenue Bond
REIT Real Estate Investment Trust
S&P Standard & Poor’s
SPDR Standard & Poor’s Depositary Receipt

Notes to Portfolios of Investments
December 31, 2021

Fair Valuation of Securities
For the Funds’ policies regarding the valuation of investments and other significant accounting policies, please refer to the Notes to Financial Statements.
The Funds are required to disclose information regarding the fair value measurements of a
Fund’s assets and liabilities. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The measurement requirements established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the portfolios may materially differ from the values received upon actual sale of those investments.
The three levels defined by the fair value hierarchy are as follows:
Level 1 – Quoted prices in active markets for identical securities.
Level 2 – Prices determined using significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Short-term securities with maturities of sixty days or less are valued at amortized cost, which approximates market value, and are categorized as Level 2 in the hierarchy. Municipal securities, long-
term U.S. government obligations and corporate debt securities are valued in accordance with the evaluated price supplied by a pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, warrants that do not trade on an exchange, securities valued at the mean between the last reported bid and ask quotation and international equity securities valued by an independent third party in order to adjust for stale pricing.
Level 3 – Prices determined using significant unobservable inputs (including the Fund’s own assumptions). For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used in determining fair value.

Notes to Portfolios of Investments
December 31, 2021

The following table summarizes the valuation of each Fund’s securities as of December 31,
2021, using the fair value hierarchy:
Quoted Prices in
Active Markets
for Identical
Investments
(Level 1)
Significant
Other
Observable
Inputs
(Level 2)
Significant
Unobservable
Inputs
(Level 3) Total
U.S. Government Securities Ultra-Short Bond Fund
Investments in Securities*
United States Government and
Agency Obligations $ – $ 34,719,618 $ – $ 34,719,618
Exchange Traded Fund 1,824,900 – – 1,824,900
Investments, at Value $ 1,824,900 $ 34,719,618 $ – $ 36,544,518
Quoted Prices in
Active Markets
for Identical
Investments
(Level 1)
Significant
Other
Observable
Inputs
(Level 2)
Significant
Unobservable
Inputs
(Level 3) Total
Near-Term Tax Free Fund
Investments in Securities*
Municipal Bonds $ – $ 29,826,816 $ – $ 29,826,816
Exchange Traded Funds 3,401,408 – – 3,401,408
Investments, at Value $ 3,401,408 $ 29,826,816 $ – $ 33,228,224
Quoted Prices in
Active Markets
for Identical
Investments
(Level 1)
Significant
Other
Observable
Inputs
(Level 2)
Significant
Unobservable
Inputs
(Level 3) Total
Global Luxury Goods Fund
Investments in Securities*
Common Stocks
Apparel Manufacturers $ 1,517,877 $ 3,403,853 $ – $ 4,921,730
Athletic Footwear – 1,423,702 – 1,423,702
Automotive - Cars & Light
Trucks 9,966,542 4,040,357 – 14,006,899
Beverages - Wine/Spirits – 607,673 – 607,673
Casino Hotels 583,440 – – 583,440
Commercial Service
- Finance 666,167 – – 666,167
Computers 3,036,447 – – 3,036,447
Cosmetics & Toiletries 1,636,397 – – 1,636,397
Cruise Lines 169,180 – – 169,180
Decision Support Software 388,445 – – 388,445
Diversified Banking
Institution 2,920,355 – – 2,920,355

Notes to Portfolios of Investments
December 31, 2021

Quoted Prices in
Active Markets
for Identical
Investments
(Level 1)
Significant
Other
Observable
Inputs
(Level 2)
Significant
Unobservable
Inputs
(Level 3) Total
Global Luxury Goods Fund (continued)
Investments in Securities*
(continued)
E-Commerce/Products $ 2,300,695 $ – $ – $ 2,300,695
Energy - Alternate Sources – – 0 0
Finance - Credit Card 336,984 – – 336,984
Finance - Mortgage Loan/
Banker – 19,861 – 19,861
Finance - Other Services 250,570 – – 250,570
Gold Mining 1,444,555 – – 1,444,555
Hotels & Motels 2,560,590 – – 2,560,590
Investment Management/
Advisory Services – 1,003,085 – 1,003,085
Metal - Diversified 551,100 – – 551,100
Oil Companies - Exploration
& Production 91,308 – – 91,308
Precious Metals 386,370 – – 386,370
Private Equity 3,582,205 – – 3,582,205
Real Estate Operating/
Development – – 0 0
Retail - Apparel/Shoe – 2,096,252 – 2,096,252
Retail - Building Products 1,659,210 – – 1,659,210
Retail - Discount 3,226,807 – – 3,226,807
Retail - Jewelry – 3,413,348 – 3,413,348
Silver Mining 195,520 235,232 – 430,752
Textile - Apparel 939,212 – – 939,212
Corporate Non-Convertible Bond – 856,881 – 856,881
Exchange Traded Funds 87,281 – – 87,281
Warrants
Enterprise Software/
Services – 28,274 – 28,274
Finance - Mortgage Loan/
Banker – 0 – 0
Oil Companies - Exploration
& Production 2,964 – – 2,964
Retail - Jewelry – 10,097 – 10,097
Investments, at Value 38,500,221 17,138,615 0 55,638,836

Notes to Portfolios of Investments
December 31, 2021

Quoted Prices in
Active Markets
for Identical
Investments
(Level 1)
Significant
Other
Observable
Inputs
(Level 2)
Significant
Unobservable
Inputs
(Level 3) Total
Global Resources Fund
Investments in Securities*
Common Stocks
Advanced Materials/
Production $ 2,810,348 $ – $ – $ 2,810,348
Agricultural Chemicals 2,676,950 – – 2,676,950
Agricultural Operations – 1,025,533 – 1,025,533
Building & Construction
Products - Miscellaneous 783,500 – – 783,500
Coal – – 0 0
Diamonds/Precious Stones 273,924 – – 273,924
Distribution/Wholesale 399,162 – – 399,162
Diversified Minerals 4,739,222 2,032,005 – 6,771,227
Energy - Alternate Sources 1,304,645 831,176 0 2,135,821
Enterprise Software/
Services – 2,845,962 790,545 3,636,507
Food - Miscellaneous/
Diversified 883,434 – – 883,434
Food - Wholesale/
Distribution 92,889 – – 92,889
Forestry 1,444,595 – – 1,444,595
Gold Mining 3,085,098 1,679,909 0 4,765,007
Industrial Gases 692,860 348,809 – 1,041,669
Machinery - Electric Utilities 657,900 – – 657,900
Metal - Aluminum 1,489,500 – – 1,489,500
Metal - Copper 946,283 – – 946,283
Metal - Diversified 9,201,009 648,871 3,687 9,853,567
Metal - Iron – – 0 0
Mining Services 2,773,418 85,978 – 2,859,396
Natural Resource
Technology – – 13,096 13,096
Non-Ferrous Metals 1,454,603 – 0 1,454,603
Oil - Field Services 816,800 – – 816,800
Oil - US Royalty Trusts 2,894,177 391,469 – 3,285,646
Oil Companies - Exploration
& Production 4,415,325 284,596 – 4,699,921
Oil Companies - Integrated 2,305,700 – – 2,305,700
Oil Field Machinery &
Equipment – 214,623 – 214,623
Oil Refining & Marketing 1,034,315 – – 1,034,315
Pipelines 760,650 – – 760,650
Platinum 173,920 – – 173,920
Precious Metals 1,498,775 517,870 – 2,016,645
Real Estate Operating/
Development 490,138 – 0 490,138
REITS - Diversified 1,207,600 – – 1,207,600
Retail - Jewelry 474,327 – – 474,327

Notes to Portfolios of Investments
December 31, 2021

Quoted Prices in
Active Markets
for Identical
Investments
(Level 1)
Significant
Other
Observable
Inputs
(Level 2)
Significant
Unobservable
Inputs
(Level 3) Total
Global Resources Fund (continued)
Investments in Securities*
(continued)
Specified Purpose
Acquisition $ 199,000 $ – $ – $ 199,000
Steel - Producers 325,862 862,794 – 1,188,656
Corporate Non-Convertible Bond – 1,052,740 – 1,052,740
Exchange Traded Funds 425,661 – – 425,661
Subscription Receipt – – 166,014 166,014
Warrants
Advanced Materials/
Production – 0 – 0
Diversified Minerals – 0 0 0
Enterprise Software/
Services 16,964 – – 16,964
Gold Mining – 0 – 0
Metal - Copper 1,779 – – 1,779
Mining Services – 109,952 – 109,952
Non-Ferrous Metals – 0 – 0
Oil Companies - Exploration
& Production 11,858 – – 11,858
Investment Company 5,172 – – 5,172
Publically Traded Partnerships 212,280 – – 212,280
Purchased Call Options 198,800 215,000 – 413,800
Investments, at Value 53,178,443 13,147,287 973,342 67,299,072
Quoted Prices in
Active Markets
for Identical
Investments
(Level 1)
Significant
Other
Observable
Inputs
(Level 2)
Significant
Unobservable
Inputs
(Level 3) Total
World Precious Minerals Fund
Investments in Securities*
Common Stocks
Advanced Materials/
Production $ 7,450,097 $ 118,581 $ – $ 7,568,678
Capital Pools 889,363 – – 889,363
Coal – – 0 0
Diamonds/Precious Stones 747,065 – – 747,065
Diversified Minerals 3,415,187 3,191,170 1,581 6,607,938
Enterprise Software/
Services – 22,879 – 22,879
Financial Services – 22,511 – 22,511
Gold Mineral Exploration &
Development – – 502,787 502,787

Notes to Portfolios of Investments
December 31, 2021

Quoted Prices in
Active Markets
for Identical
Investments
(Level 1)
Significant
Other
Observable
Inputs
(Level 2)
Significant
Unobservable
Inputs
(Level 3) Total
World Precious Minerals Fund (continued)
Investments in Securities*
(continued)
Gold Mining $ 28,474,788 $ 6,254,465 $ 163,050 $ 34,892,303
Metal - Copper 1,343,268 – – 1,343,268
Metal - Diversified 7,482,609 1,925,117 – 9,407,726
Metal - Iron – – 0 0
Mining Services 22,321 794,347 46,387 863,055
Non-Ferrous Metals 577,098 – – 577,098
Oil & Gas Drilling – 469,392 – 469,392
Oil Companies - Exploration
& Production – – 0 0
Oil Field Machinery &
Equipment – 268,278 – 268,278
Optical Recognition
Equipment 4,633 – – 4,633
Platinum 670,777 – – 670,777
Precious Metals 11,113,454 2,244,776 – 13,358,230
Real Estate Operating/
Development 1,313,886 – – 1,313,886
Retail - Jewelry 1,328,116 – – 1,328,116
Silver Mining 3,970,513 – – 3,970,513
Corporate Non-Convertible Bond – 1,077,222 – 1,077,222
Exchange Traded Funds 227,725 – – 227,725
Subscription Receipt – – 182,616 182,616
Warrants
Diversified Minerals – 7,210 – 7,210
Gold Mineral Exploration &
Development – – 0 0
Gold Mining – 5,455 – 5,455
Metal - Copper – 166,014 – 166,014
Metal - Diversified 26,681 – – 26,681
Metals & Mining – 0 – 0
Mining Services – 154,156 – 154,156
Non-Ferrous Metals – 35,575 – 35,575
Silver Mining – 40,021 – 40,021
Investment Company 64,698 – – 64,698
Purchased Call Options 305,300 322,500 – 627,800
Investments, at Value 69,427,579 17,119,669 896,421 87,443,669

Notes to Portfolios of Investments
December 31, 2021

Quoted Prices in
Active Markets
for Identical
Investments
(Level 1)
Significant
Other
Observable
Inputs
(Level 2)
Significant
Unobservable
Inputs
(Level 3) Total
Gold And Precious Metals Fund
Investments in Securities*
Common Stocks
Advanced Materials/
Production $ 189,731 $ – $ – $ 189,731
Capital Pools 616,625 – – 616,625
Diversified Minerals 3,378,578 6,147,844 – 9,526,422
Enterprise Software/
Services 310,210 – – 310,210
Gold Mining 57,309,824 5,431,487 – 62,741,311
Metal - Diversified 7,397,214 – – 7,397,214
Mining Services 1,281,671 1,502,361 174,843 2,958,875
Oil & Gas Drilling – 3,770,235 – 3,770,235
Oil Field Machinery &
Equipment – 1,556,013 – 1,556,013
Platinum – 3,526,684 – 3,526,684
Precious Metals 17,371,926 – – 17,371,926
Real Estate Operating/
Development – 1,769,237 – 1,769,237
Retail - Jewelry 4,246,356 – – 4,246,356
Silver Mining 16,195,228 1,768,663 – 17,963,891
Specified Purpose
Acquisition 398,000 – – 398,000
Corporate Non-Convertible
Bonds – 4,187,387 0 4,187,387
Exchange Traded Funds 356,671 – – 356,671
Warrants
Enterprise Software/
Services – 45,239 – 45,239
Metal - Diversified – 0 – 0
Mining Services 39,527 377,683 – 417,210
Investment Company 101,380 – – 101,380
Purchased Call Options 603,500 1,451,250 – 2,054,750
Investments, at Value $ 109,796,441 $ 31,534,083 $ 174,843 $ 141,505,367

Notes to Portfolios of Investments
December 31, 2021

Quoted Prices in
Active Markets
for Identical
Investments
(Level 1)
Significant
Other
Observable
Inputs
(Level 2)
Significant
Unobservable
Inputs
(Level 3) Total
Emerging Europe Fund
Assets
Investments in Securities*
Common Stocks
Agricultural Chemicals $ 345,360 $ – $ – $ 345,360
Apparel Manufacturers – 381,215 – 381,215
Athletic Footwear – 86,384 – 86,384
Automotive - Cars & Light
Trucks – 1,319,971 – 1,319,971
Automotive - Medium &
Heavy Duty Trucks – 56,981 – 56,981
Building & Construction
Products - Miscellaneous – 402,796 – 402,796
Cellular Telecommunication 355,365 – – 355,365
Chemicals - Diversified – 280,044 – 280,044
Commercial Banks Non-US 1,909,688 453,185 – 2,362,873
Dialysis Centers – 48,621 – 48,621
Diamonds/Precious Stones – 431,495 – 431,495
Distribution/Wholesale – 121,515 – 121,515
Diversified Operations – 254,913 – 254,913
Electric - Distribution 175,044 – – 175,044
Electric - Generation – 488,343 – 488,343
Electric - Integrated – 541,362 – 541,362
Food - Retail 716,929 – – 716,929
Investment Management/
Advisory Services – 133,745 – 133,745
Medical Instruments – 196,120 – 196,120
Metal - Diversified 1,145,524 129,229 – 1,274,753
Metal - Iron 412,969 – – 412,969
Metal Processors &
Fabricate – 359,863 – 359,863
Multi-line Insurance – 282,559 – 282,559
Oil Companies - Exploration
& Production 120,390 – – 120,390
Oil Companies - Integrated 5,947,629 1,037,543 – 6,985,172
Oil Refining & Marketing – 350,207 – 350,207
Property/Casualty Insurance – 314,368 – 314,368
Retail - Apparel/Shoe – 127,121 – 127,121
Retail - Jewelry – 161,708 – 161,708
Steel - Producers 1,001,740 733,014 – 1,734,754
Telephone - Integrated – 304,823 – 304,823
Television – 317,216 – 317,216
Transportation - Marine – 331,756 – 331,756
Web Portals/ISP 211,750 – – 211,750
Corporate Non-Convertible Bond – 489,646 – 489,646
Exchange Traded Funds 232,160 – – 232,160

Notes to Portfolios of Investments
December 31, 2021

Quoted Prices in
Active Markets
for Identical
Investments
(Level 1)
Significant
Other
Observable
Inputs
(Level 2)
Significant
Unobservable
Inputs
(Level 3) Total
Emerging Europe Fund (continued)
Assets (continued)
Investments in Securities*
(continued)
Warrant
Mining Services $ – $ 29,646 $ – $ 29,646
Purchased Call Options 63,900 629 – 64,529
Investments, at Value $ 12,638,448 $ 10,166,018 $ – $ 22,804,466
Total Assets $ 12,638,448 $ 10,166,018 $ – $ 22,804,466
Liabilities
Other Financial Instruments
†
Currency Contracts – (45,289) – (45,289)
Total Liabilities $ – $ (45,289) $ – $ (45,289)
Quoted Prices in
Active Markets
for Identical
Investments
(Level 1)
Significant
Other
Observable
Inputs
(Level 2)
Significant
Unobservable
Inputs
(Level 3) Total
China Region Fund
Investments in Securities*
Common Stocks
Automotive - Cars & Light
Trucks $ – $ 1,089,198 $ – $ 1,089,198
Automotive - Medium &
Heavy Duty Trucks – 281,758 – 281,758
Automotive/Truck Parts &
Equipment - Original – 60,421 – 60,421
Building & Construction
Products - Miscellaneous – 25,212 – 25,212
Chemicals - Diversified – 218,250 – 218,250
Chemicals - Specialty 206,640 – – 206,640
Computers – 91,943 – 91,943
Dental Supplies &
Equipment – 67,436 – 67,436
Diversified Minerals – 327,885 – 327,885
E-Commerce/Products 191,438 – – 191,438
Electronic Components
- Semiconductors – 947,356 – 947,356
Energy - Alternate Sources – 144,308 – 144,308
Finance - Investment
Banker/Broker – 20,844 – 20,844
Finance - Other Services – 49,711 – 49,711

Notes to Portfolios of Investments
December 31, 2021

The following is a reconciliation of assets for which unobservable inputs (Level 3) were used in determining fair value during the period January 1, 2021 through December 31, 2021:
Quoted Prices in
Active Markets
for Identical
Investments
(Level 1)
Significant
Other
Observable
Inputs
(Level 2)
Significant
Unobservable
Inputs
(Level 3) Total
China Region Fund (continued)
Investments in Securities*
(continued)
Gas - Distribution $ – $ 461,867 $ – $ 461,867
Internet Content - Info 132,049 107,689 – 239,738
Machinery - General
Industrial – 138,898 – 138,898
Miscellaneous
Manufacturing – 89,830 – 89,830
Non-Ferrous Metals – – 0 0
Real Estate Management/
Services – 18,792 – 18,792
Retail - Apparel/Shoe – 978,287 – 978,287
Retail - Automobile – 561,447 – 561,447
Retail - Jewelry – 405,423 – 405,423
Rubber/Plastic Products – 192,618 – 192,618
Semiconductor Components
- Integrated Circuit – 717,205 – 717,205
Textile - Apparel – 105,673 – 105,673
Transportation - Marine – 953,553 – 953,553
Corporate Non-Convertible Bond – 259,512 – 259,512
Exchange Traded Fund 151,011 – – 151,011
Warrant
Mining Services – 15,416 – 15,416
Call Option – 24,600 – 24,600
Investments, at Value $ 681,138 $ 8,355,132 $ 0 $ 9,036,270
*
Refer to the Portfolios of Investments for a detailed list of the Funds’ investments.
†
Other Financial Instruments are derivatives not reflected in the Portfolios of Investments, such as
Currency Contracts, which are valued at the unrealized appreciation (depreciation) at year end.
Common
Stocks Total
Global Luxury Goods Fund
Beginning Balance 12/31/20 $ 13,521 $ 13,521
Net change in unrealized appreciation (depreciation) (13,521) (13,521)
Ending Balance 12/31/21 $ 0 $ 0
Net change in unrealized appreciation (depreciation) from Investments held as of
12/31/21
(1)
$ (13,521) $ (13,521)

Notes to Portfolios of Investments
December 31, 2021

Common
Stocks
Subscription
Receipt Total
Global Resources Fund
Beginning Balance 12/31/20 $ 322,203 $ — $ 322,203
Purchases 790,795 165,851 956,646
Sales (252) — (252)
Realized Gain (Loss) (420,344) — (420,344)
Corporate Action 3,687 — 3,687
Net change in unrealized appreciation (depreciation) 111,239 163 111,402
Ending Balance 12/31/21 $ 807,328 $ 166,014 $ 973,342
Net change in unrealized appreciation (depreciation) from Investments held as of 12/31/21
(1)
$ (309,357) $ 163 $ (309,194)
Common
Stock
Subscription
Receipt Warrants Total
World Precious Minerals Fund
Beginning Balance 12/31/20 $ 273,960 $ — $ 0 $ 273,960
Purchases 73,160 182,623 — 255,783
Sales (683) — — (683)
Realized Gain (Loss) (1,139,353) — — (1,139,353)
Corporate Action 324,229 — — 324,229
Net change in unrealized appreciation (depreciation) 1,182,492 (7) 0 1,182,485
Ending Balance 12/31/21 $ 713,805 $ 182,616 $ 0 $ 896,421
Net change in unrealized appreciation (depreciation)
from Investments held as of 12/31/21
(1)
$ 48,996 $ (7) $ 0 $ 48,989
Common
Stocks
Corporate
Non-
Convertible
Bond Total
Gold and Precious Metals Fund
Beginning Balance 12/31/20 $ 1,128,329 $ 0 $ 1,128,329
Purchases 23,522 — 23,522
Corporate Action (982,771) — (982,771)
Net change in unrealized appreciation (depreciation) 5,763 — 5,763
Ending Balance 12/31/21 $ 174,843 $ 0 $ 174,843
Net change in unrealized appreciation (depreciation) from Investments held as of 12/31/21
(1)
$ 16,083 $ — $ 16,083
Common
Stock Total
China Region Fund
Beginning Balance 12/31/20 $ 0 $ 0
Ending Balance 12/31/21 $ 0 $ 0
Net change in unrealized appreciation (depreciation) from Investments held as of
12/31/21
(1)
$ — $ —
(1)
The amounts shown represent the net change in unrealized appreciation (depreciation) attributable to only those investments still held and classified as Level 3 at December 31, 2021.

Notes to Portfolios of Investments
December 31, 2021

Significant unobservable inputs developed by the Valuation Committee (“Valuation
Committee”) for Level 3 investments held at period end are as follows:
The majority of securities classified as Level 3 are private companies. The initial valuation is usually cost, which is then adjusted as determined by the Valuation Committee for subsequent known market transactions and evaluated for progress against anticipated milestones and current operations. An evaluation that the holding no longer meets expectations could result in the application of discounts and a significantly lower fair valuation. For certain securities, the last known market transaction is increased or decreased by changes in a market index or industry peers as approved by the Valuation Committee.
Affiliated Companies
The Investment Company Act of 1940 defines affiliates as companies in which the Fund owns at least 5% of the outstanding voting securities. The following is a summary of transactions with each affiliated company during the year ended December 31, 2021.
Fair Value at
12/31/21
Valuation
Technique(s)
Unobservable
Input
Range (Weighted
Average)
Global Luxury Goods Fund
Investments in Securities 100%
Common Stocks 0 Market Transaction
(1)
Discount
Global Resources Fund
Investments in Securities 0% - 100% discount
(81% discount)
Common Stocks 807,328 Market Transaction
(1)
Discount
Subscription Receipt 166,014 Market Transaction
(1)
Discount 0%
World Precious Minerals Fund
Investments in Securities 0% - 100% discount
(67% discount)
Common Stocks 713,805 Market Transaction
(1)
Discount
Special Warrants 0 Market Transaction
(1)
Discount 100%
Subscription Receipt 182,616 Market Transaction
(1)
Discount 0%
Warrants 0 Market Transaction
(1)
Discount 100%
Gold and Precious Metals Fund
Investments in Securities
Common Stock 174,843 Market Transaction
(1)
Discount 0%
Corporate Non-Convertible
Bond
0 Market Transaction
(1)
Discount 100%
China Region Fund
Investments in Securities
100%
Common Stocks 0 Market Transaction
(1)
Discount
(1)
Market Transaction refers to most recent known market transaction, including transactions in which the fund participated, as adjusted for any discount or premium as discussed below.

Notes to Portfolios of Investments
December 31, 2021

At December 31, 2021, the value of investments in affiliated companies was $0, representing
0% of net assets, and the total cost was $27,968,676.
At December 31, 2021, the value of investments in affiliated companies was $9,459,537, representing 10.59% of net assets, and the total cost was $7,813,470.
Shares of Affiliated Companies
Global Resources Fund
December 31,
2020 Additions Reductions
December 31,
2021
Caribbean Resources Corp. 17 — — 17
Pacific Green Energy Corp. 2,400,000 — — 2,400,000
Values of Affiliated Companies
Global Resources
Fund
December
31, 2020
Purchases
Cost
Sales
Proceeds
December
31, 2021 Income
Realized Gain
(Loss) on
Investments
Change in
Unrealized
Appreciation
(Depreciation)
Caribbean
Resources Corp. $ 0 $ — $ — $ 0 $ — $ — $ —
Pacific Green
Energy Corp. 0 — — 0 — — —
$ 0 $ — $ — $ 0 $ — $ — $ —
Shares of Affiliated Companies
World Precious Minerals Fund
December 31,
2020 Additions Reductions
December 31,
2021
Barsele Minerals Corp. 7,700,000 — (200,000) 7,500,000
Canex Metals, Inc. 3,250,000 — — 3,250,000
(a)
CopperBank Resources Corp 5,543,500 — (1,500,000) 4,043,500
(a)
Mammoth Resources Corp. 3,671,200 2,050,000 (221,200) 5,500,000
Norvista Capital Corp — 4,000,000 — 4,000,000
Polarx , Ltd. 38,953,441 — (1,489,553) 37,463,888
TriStar Gold, Inc. 28,750,000 — — 28,750,000
Values of Affiliated Companies
World Precious
Minerals Fund
December
31, 2020
Purchases
Cost
Sales
Proceeds
December 31,
2021 Income
Realized Gain
(Loss) on
Investments
Change in
Unrealized
Appreciation
(Depreciation)
Barsele Minerals
Corp. $ 3,327,048 $ — $ (96,04 2 ) $ 3,142,417 $ — $ (44,730) $ (43, 859 )
Canex Metals, Inc. 382,984 — — 327,582
(a)
— — (55,402)
CopperBank
Resources Corp. 1,045,204 — ( 4 02,75 0 ) 2,429,392
(a)
— (1,908) 1,788,846
Mammoth
Resources Corp. 331,674 225,898 (33,223) 434,800 — 4,904 (94,453)
Norvista Capital
Corp — 383,109 $ — 252,974 — – (130,135)
Polarx , Ltd. 809,280 — (41,372) 970,071 — (74,668) 276,831
TriStar Gold, Inc. 5,759,486 — — 4,659,275 — – (1,100,211)
$ 11,655,676 $ 609,007 $ (573, 387 ) $ 12,216,511 $ — $ (116,402) $ 641, 617
(a) At December 31, 2021, the company was no longer defined as an affiliate, although it was an affiliate company during the year.

Notes to Portfolios of Investments
December 31, 2021

Restricted Securities
The following securities are subject to contractual and regulatory restrictions on resale or transfer. These investments may involve a high degree of business and financial risk. Because of the thinly traded markets for these investments, a Fund may be unable to liquidate its securities in a timely manner, especially if there is negative news regarding the specific securities or the markets overall. These securities could decline significantly in value before the Fund could liquidate these securities. The issuer bears the cost of registration, if any, involved in the disposition of these securities.
As of December 31, 2021, the total cost of restricted securities was $426,625, and the total value was $0, representing 0% of net assets.
As of December 31, 2021, the total cost of restricted securities was $7,473,544, and the total value was
$13,096, representing 0.02% of net assets.
Global Luxury Goods Fund
Acquisition
Date
Cost per
Share/Unit
Infrastructure Ventures, Inc. 08/06/10-11/22/10 $ 1.00
Global Resources Fund
Acquisition
Date
Cost per
Share/Unit
I-Pulse, Inc., 144A 10/04/07 $ 1.88
Infrastructure Ventures, Inc. 08/06/10-11/22/10 $ 1.00

Statements of Assets and Liabilities

See accompanying notes to financial statements.
U.S. Government Securities
Ultra-Short Bond Fund
Investments, at identified cost $ 36,631,418
Assets
Investments, at value:
Securities of unaffiliated issuers $ 36,544,518
Cash 1,347,274
Foreign currencies (Cost $0, $0, $324,405, and $914,029) –
Receivables:
Dividends and interest 109,804
Capital shares sold 24,433
From adviser 8,196
Prepaid expenses 11,509
Total Assets 38,045,734
Liabilities
Due to custodian –
Payables:
Capital shares redeemed 2,333
Distributions payable 3,588
Investments purchased –
Accrued expenses and other payables:
Adviser –
Administration and Transfer Agent fees 9,295
Other expenses 26,413
Total Liabilities 41,629
Net Assets $ 38,004,105
Net Assets Consist of:
Paid-in capital $ 38,083,590
Distributable earnings (79,485)
Net assets applicable to capital shares outstanding $ 38,004,105
By share class
Net Assets
Investor Class $ 38,004,105
Capital shares outstanding, an unlimited number of no par shares authorized
Investor Class 19,128,030
Net Asset Value, Public Offering Price and Redemption Price per share
Investor Class $ 1.99

December 31, 2021

Near-Term Tax Free Fund Global Luxury Goods Fund Global Resources Fund
$ 32,797,440 $ 44,553,857 $ 99,830,595
$ 33,228,224 $ 55,638,836 $ 67,299,072
1,660,668 2,083,063 –
– 324,403 926,758
361,491 33,989 150,944
162,309 8,339 4,811
9,383 – –
10,598 12,192 13,219
35,432,673 58,100,822 68,394,804
– – 168,174
5,239 1,309 44,643
1,487 – –
– 324,982 245,504
– 33,944 37,584
8,225 12,725 15,707
29,005 60,597 62,472
43,956 433,557 574,084
$ 35,388,717 $ 57,667,265 $ 67,820,720
$ 36,142,268 $ 47,524,105 $ 338,385,568
(753,551) 10,143,160 (270,564,848)
$ 35,388,717 $ 57,667,265 $ 67,820,720
$ 35,388,717 $ 57,667,265 $ 67,820,720
15,858,931 2,586,346 11,952,594
$ 2.23 $ 22.30 $ 5.67

Statements of Assets and Liabilities

See accompanying notes to financial statements.
World Precious Minerals
Fund
Investments, at identified cost $ 95,429,249
Assets
Investments, at value:
Securities of unaffiliated issuers $ 77,984,132
Securities of affiliated issuers 9,459,537
Cash 1,231,685
Foreign currencies (Cost $130,161, $496, $261,879 and $0) 135,350
Receivables:
Dividends and interest 2,664
Capital shares sold 92,033
Investments sold 683,379
Prepaid expenses 14,237
Total Assets 89,603,017
Liabilities
Unrealized loss on forward foreign currency contracts –
Due to custodian –
Payables:
Capital shares redeemed 115,040
Investments purchased 41,097
Foreign capital gains tax payable –
Accrued expenses and other payables:
Adviser 47,025
Administration and Transfer Agent fees 19,303
Other expenses 68,008
Total Liabilities 290,473
Net Assets $ 89,312,544
Net Assets Consist of:
Paid-in capital $ 462,294,468
Distributable earnings (372,981,924)
Net assets applicable to capital shares outstanding $ 89,312,544
By share class
Net Assets
Investor Class $ 89,312,544
Capital shares outstanding, an unlimited number of no par shares authorized
Investor Class 34,569,088
Net Asset Value, Public Offering Price and Redemption Price per share
Investor Class $ 2.58

December 31, 2021

Gold and Precious Metals Fund Emerging Europe Fund China Region Fund
$ 99,939,236 $ 21,606,656 $ 9,794,136
$ 141,505,367 $ 22,804,466 $ 9,036,270
– – –
778,902 377,239 351,207
496 262,535 –
63,252 196,162 15,560
213,457 2,358 4,233
238,954 – –
14,513 9,994 14,879
142,814,941 23,652,754 9,422,149
– 45,289 –
– – 60
191,532 19,430 5,496
1,144,183 – –
– 54,665 –
135,917 19,538 2,746
25,924 8,802 7,989
88,963 37,614 26,379
1,586,519 185,338 42,670
$ 141,228,422 $ 23,467,416 $ 9,379,479
$ 176,965,769 $ 43,983,450 $ 10,886,483
(35,737,347) (20,516,034) (1,507,004)
$ 141,228,422 $ 23,467,416 $ 9,379,479
$ 141,228,422 $ 23,467,416 $ 9,379,479
11,955,868 3,469,518 1,363,463
$ 11.81 $ 6.76 $ 6.88

Statements of Operations

See accompanying notes to financial statements.
U.S. Government
Securities Ultra-Short
Bond Fund
Net Investment Income
Income
Dividends from unaffiliated issuers $ 3,992
Foreign tax withheld on dividends –
Net dividends 3,992
Interest and other 48,810
Total income
52,802
Expenses:
Management fee 197,304
Administrative services fee 77,175
Distribution plan fee –
Transfer agent fees and expenses 32,035
Professional fees 26,589
Custodian fees 4,087
Shareholder reporting expenses 14,699
Registration fees 19,816
Trustee fees and expenses 8,517
Chief compliance officer fees 4,021
Miscellaneous expenses 33,783
Total expenses before reductions 418,026
Expenses offset - Note 1 H
–
Expenses reimbursed - Note 3
(240,452)
Net expenses 177,574
Net Investment  Income (Loss) (124,772)
Net Realized and Unrealized Gain (Loss) on Investments
Realized gain (loss) from:
Securities from unaffiliated issuers
9,916
Foreign currency transactions
–
Written options
–
Net realized gain
9,916
Net change in unrealized appreciation (depreciation) of:
Investments in unaffiliated issuers
(105,824)
Other assets and liabilities denominated in foreign currencies
–
Net change in unrealized appreciation (depreciation) (105,824)
Net Realized and Unrealized Gain (Loss) on Investments (95,908)
Net Increase (Decrease) In Net Assets Resulting From Operations
$ (220,680)

For the Year Ended December 31, 2021

Near-Term Tax Free Fund Global Luxury Goods Fund Global Resources Fund
$ 22,117 $ 619,902 $ 1,060,513
– (56,829) (86,202)
22,117 563,073 974,311
470,784 151,877 187,635
492,901 714,950 1,161,946
187,920 606,664 710,295
74,734 107,442 136,684
– 133,781 172,708
22,640 34,637 49,761
26,152 31,408 34,241
4,869 46,614 50,034
15,388 14,094 17,968
20,416 21,468 20,237
8,399 9,771 11,116
3,827 5,467 7,034
61,448 54,526 105,161
425,793 1,065,872 1,315,239
(77) (19) (17)
(256,587) (31,088) –
169,129 1,034,765 1,315,222
323,772 (319,815) (153,276)
3,318 9,477,265 12,773,548
– (2,116) 12,371
– – 72,720
3,318 9,475,149 12,858,639
(427,184) 2,623,459 (4,269,495)
– (457) (44,725)
(427,184) 2,623,002 (4,314,220)
(423,866) 12,098,151 8,544,419
$ (100,094) $ 11,778,336 $ 8,391,143

Statements of Operations

See accompanying notes to financial statements.
World Precious Minerals
Fund
Net Investment Income
Income
Dividends from unaffiliated issuers $ 87,738
Foreign tax withheld on dividends (7,104)
Net dividends 80,634
Interest and other 88,966
Total income
169,600
Expenses:
Management fee 1,246,079
Administrative services fee 183,633
Distribution plan fee 262,993
Transfer agent fees and expenses 68,901
Professional fees 43,992
Custodian fees 37,655
Shareholder reporting expenses 19,730
Registration fees 22,389
Trustee fees and expenses 14,173
Chief compliance officer fees 10,671
Miscellaneous expenses 122,214
Total expenses before reductions 2,032,430
Expenses offset - Note 1 H
(458)
Expenses reimbursed - Note 3
–
Net expenses 2,031,972
Net Investment  Income (Loss) (1,862,372)
Net Realized and Unrealized Gain (Loss) on Investments
Realized gain (loss) from:
Securities from unaffiliated issuers
2,345,558
Securities from affiliated issuers
(116,402)
Foreign currency transactions
(32,461)
Forward currency contract transactions
–
Foreign capital gains taxes
–
Net realized gain
2,196,695
Net change in unrealized appreciation (depreciation) of:
Investments in unaffiliated issuers
(15,858,252)
Investments in affiliated issuers
(736,500)
Other assets and liabilities denominated in foreign currencies
9,589
Forward currency contracts
–
Deferred foreign capital gains taxes
–
Net change in unrealized depreciation (16,585,163)
Net Realized and Unrealized Gain (Loss) on Investments (14,388,468)
Net Increase (Decrease) In Net Assets Resulting From Operations
$ (16,250,840)

For the Year Ended December 31, 2021

Gold and Precious Metals Fund Emerging Europe Fund China Region Fund
$ 2,348,835 $ 1,286,882 $ 245,548
(227,909) (161,062) (10,628)
2,120,926 1,125,820 234,920
495,821 40,210 21,310
2,616,747 1,166,030 256,230
1,693,605 262,600 130,961
241,999 79,275 72,892
375,235 61,543 30,083
70,440 24,127 23,023
55,710 22,627 19,401
37,529 28,630 16,201
20,759 16,008 15,136
24,103 20,073 19,624
18,019 7,282 6,237
15,256 2,506 1,223
174,468 88,926 43,114
2,727,123 613,597 377,895
(229) (5) (8)
– – (90,496)
2,726,894 613,592 287,391
(110,147) 552,438 (31,161)
6,759,882 3,863,985 357,371
– – –
(62,369) (109,053) (15,268)
– 473,688 –
– (18,719) –
6,697,513 4,209,901 342,103
(24,127,715) (1,978,263) (2,581,185)
– – –
(2,730) 3,729 622
– 13,620 –
– (2,649) –
(24,130,445) (1,963,563) (2,580,563)
(17,432,932) 2,246,338 (2,238,460)
$ (17,543,079) $ 2,798,776 $ (2,269,621)

Statements of Changes in Net Assets

See accompanying notes to financial statements.
U.S. Government Securities
Ultra-Short Bond Fund
Year Ended
December 31,
2021
Year Ended
December 31,
2020
Increase (Decrease) in Net Assets
From operations:
Net investment income (loss) $ (124,772) $ 99,648
Net realized gain (loss) 9,916 40,132
Net change in unrealized appreciation (depreciation) (105,824) 6,738
Net increase (decrease) in net assets from operations (220,680) 146,518
Distributions to shareholders
Investor Class (24,036) (134,835)
Total distributions paid (24,036) (134,835)
From capital share transactions:
Proceeds from shares sold
Investor Class 15,248,670 13,147,838
Distributions reinvested
Investor Class 20,448 116,164
15,269,118 13,264,002
Cost of shares redeemed
Investor Class (17,282,045) (15,694,440)
Net increase (decrease) in net assets from capital
share transactions (2,012,927) (2,430,438)
Net Increase (Decrease) in Net Assets (2,257,643) (2,418,755)
Net Assets
Beginning of year 40,261,748 42,680,503
End of year $ 38,004,105 $ 40,261,748
Capital Share Activity
Investor Class
Shares sold 7,633,018 6,573,569
Shares reinvested 10,276 58,079
Shares redeemed (8,652,033) (7,847,220)
Net capital share activity (1,008,739) (1,215,572)

Near-Term Tax Free Fund Global Luxury Goods Fund
Year Ended
December 31,
2021
Year Ended
December 31,
2020
Year Ended
December 31,
2021
Year Ended
December 31,
2020
$ 323,772 $ 465,279 $ (319,815) $ (79,314)
3,318 15,810 9,475,149 (273,927)
(427,184) 533,691 2,623,002 6,588,411
(100,094) 1,014,780 11,778,336 6,235,170
(326,150) (465,288) (7,749,416) (44,428)
(326,150) (465,288) (7,749,416) (44,428)
13,242,236 17,212,918 4,599,581 13,647,277
300,990 429,810 7,370,340 45,902
13,543,226 17,642,728 11,969,921 13,693,179
(19,490,218) (19,490,962) (7,898,403) (5,392,726)
(5,946,992) (1,848,234) 4,071,518 8,300,453
(6,373,236) (1,298,742) 8,100,438 14,491,195
41,761,953 43,060,695 49,566,827 35,075,632
$ 35,388,717 $ 41,761,953 $ 57,667,265 $ 49,566,827
5,888,903 7,668,775 195,722 703,350
134,289 191,776 332,147 2,324
(8,682,379) (8,737,744) (349,193) (351,006)
(2,659,187) (877,193) 178,676 354,668

Statements of Changes in Net Assets

See accompanying notes to financial statements.
Global Resources Fund
Year Ended
December 31,
2021
Year Ended
December 31,
2020
Increase (Decrease) in Net Assets
From operations:
Net investment income (loss) $ (153,276) $ 109,340
Net realized gain (loss) 12,858,639 (2,635,554)
Net change in unrealized appreciation (depreciation) (4,314,220) 19,427,248
Net increase (decrease) in net assets from operations 8,391,143 16,901,034
Distributions to shareholders
Investor Class (10,949,637) (3,364,615)
Total distributions paid (10,949,637) (3,364,615)
From capital share transactions:
Proceeds from shares sold
Investor Class 9,369,121 4,391,843
Distributions reinvested
Investor Class 10,463,717 3,224,481
19,832,838 7,616,324
Cost of shares redeemed
Investor Class (13,344,667) (13,000,764)
Net increase (decrease) in net assets from capital
share transactions 6,488,171 (5,384,440)
Net Increase (Decrease) in Net Assets 3,929,677 8,151,979
Net Assets
Beginning of year 63,891,043 55,739,064
End of year $ 67,820,720 $ 63,891,043
Capital Share Activity
Investor Class
Shares sold 1,423,126 1,005,495
Shares reinvested 1,895,601 577,864
Shares redeemed (2,059,428) (2,975,639)
Net capital share activity 1,259,299 (1,392,280)

World Precious Minerals Fund Gold and Precious Metals Fund
Year Ended
December 31,
2021
Year Ended
December 31,
2020
Year Ended
December 31,
2021
Year Ended
December 31,
2020
$ (1,862,372) $ (1,548,506) $ (110,147) $ (1,097,254)
2,196,695 5,805,975 6,697,513 12,743,725
(16,585,163) 45,788,517 (24,130,445) 30,760,435
(16,250,840) 50,045,986 (17,543,079) 42,406,906
(37,944,772) (7,420,604) (2,957,464) (4,194,294)
(37,944,772) (7,420,604) (2,957,464) (4,194,294)
38,610,718 44,283,410 49,425,365 85,588,426
35,816,306 6,962,715 2,755,072 3,881,366
74,427,024 51,246,125 52,180,437 89,469,792
(47,166,213) (53,442,592) (50,769,361) (90,941,821)
27,260,811 (2,196,467) 1,411,076 (1,472,029)
(26,934,801) 40,428,915 (19,089,467) 36,740,583
116,247,345 75,818,430 160,317,889 123,577,306
$ 89,312,544 $ 116,247,345 $ 141,228,422 $ 160,317,889
7,861,349 11,239,870 3,879,806 7,764,065
14,500,529 1,441,557 238,010 289,438
(9,890,423) (13,494,901) (4,015,355) (8,388,217)
12,471,455 (813,474) 102,461 (334,714)

Statements of Changes in Net Assets

See accompanying notes to financial statements.
m
Emerging Europe Fund
Year Ended
December 31,
2021
Year Ended
December 31,
2020
Increase (Decrease) in Net Assets
From operations:
Net investment income (loss) $ 552,438 $ 192,740
Net realized gain (loss) 4,209,901 (2,988,854)
Net change in unrealized depreciation (1,963,563) (3,769,603)
Net increase (decrease) in net assets from operations 2,798,776 (6,565,717)
Distributions to shareholders
Investor Class (194,458) (869,616)
Total distributions paid (194,458) (869,616)
From capital share transactions:
Proceeds from shares sold
Investor Class 999,665 1,510,743
Distributions reinvested
Investor Class 187,611 839,193
1,187,276 2,349,936
Cost of shares redeemed
Investor Class (4,599,687) (7,091,919)
Net decrease in net assets from capital
share transactions (3,412,411) (4,741,983)
Net Decrease in Net Assets (808,093) (12,177,316)
Net Assets
Beginning of year 24,275,509 36,452,825
End of year $ 23,467,416 $ 24,275,509
Capital Share Activity
Investor Class
Shares sold 152,551 266,312
Shares reinvested 28,085 135,572
Shares redeemed (692,125) (1,157,409)
Net capital share activity (511,489) (755,525)

China Region Fund
Year Ended
December 31,
2021
Year Ended
December 31,
2020
$ (31,161) $ (114,196)
342,103 2,301,106
(2,580,563) (811,128)
(2,269,621) 1,375,782
(1,513,872) (256,672)
(1,513,872) (256,672)
971,089 539,096
1,426,682 238,090
2,397,771 777,186
(2,781,351) (2,808,540)
(383,580) (2,031,354)
(4,167,073) (912,244)
13,546,552 14,458,796
$ 9,379,479 $ 13,546,552
98,722 59,772
207,367 25,089
(298,125) (315,074)
7,964 (230,213)

Notes to Financial Statements
December 31, 2021

Note 1: Organization and Significant Accounting Policies
U.S. Global Investors Funds (“Trust”), consisting of the eight separate funds (“Funds”)
included in this report, is organized as a Delaware statutory trust. Each Fund is an open-
end management investment company registered under the Investment Company Act of
1940, as amended, and follows the specialized accounting and reporting guidance in FASB
Accounting Standards Codiﬁcation Topic 946. All Funds are diversiﬁed with the exception of World Precious Minerals, Gold and Precious Metals, Emerging Europe and China
Region. A non-diversiﬁed fund may invest a greater percentage of its assets in a smaller number of issuers in comparison to a diversiﬁed fund.
On June 14, 2019, the Institutional Shares of the Global Resources Fund and the World
Precious Minerals Fund were liquidated and terminated pursuant to a Board approved
Plan of Share Class Termination. On the Liquidation Date, each Fund made a liquidating distribution to shareholders of the Institutional Shares equal to each Shareholder’s proportionate interest in the Institutional Shares.
Effective July 1, 2020, the Holmes Macro Trends Fund changed its name to Global Luxury
Goods Fund. The Fund also changed its investment strategy on July 1, 2020. Prior to that date, the Fund invested in a diversified portfolio of equity and equity-related securities of companies in the S&P Composite 1500 Index, with a focus on companies achieving high return on invested capital metrics and an emphasis on mid-capitalization companies.
Different investment strategies may lead to different performance results. The Fund’s performance for periods prior to July 1, 2020 reflects the investment strategy in effect prior to that date.
On December 22, 2020, the Global Luxury Goods Fund acquired all the net assets of the
All American Equity Fund. The acquisition of net assets and unrealized gain from this tax-
free transaction was as follows:
The following is a summary of signiﬁcant accounting policies consistently followed by the
Funds in the preparation of their ﬁnancial statements. The policies are in conformity with
U.S. generally accepted accounting principles.
A. Security Valuations
The Funds value investments traded on national or international securities exchanges or over-the-counter at the last sales price reported by the security’s primary exchange of its market at the time of daily valuation. Options and securities for which no sale was reported are valued at the mean between the last reported bid and asked quotation. Debt securities having 60 days or less to maturity that are expected to be valued at par at maturity may be priced by the amortized cost method if the Valuation Committee determines it would approximate market value. Municipal securities, long-term U.S. government obligations and corporate debt securities are valued by an independent pricing service using an evaluated quote based on such factors as institutional-size trading in similar groups of securities, yield, quality, maturity, coupon rate, type of issue, individual trading characteristics and other market data. For more information please see Notes to Portfolio of Investments.
Date of Contribution Net Assets Shares Issued
Unrealized Gain on
Investments Acquired
December 22, 2020 $ 11,908,004 591,302 $ 1,766,272

Notes to Financial Statements
December 31, 2021

B. Cash-Concentration in Uninsured Account
For cash management purposes the Funds may concentrate cash with the Funds’ custodian.
As of December 31, 2021, The U.S. Government Securities Ultra-Short Bond Fund, Near-
Term Tax Free Fund, Global Luxury Goods Fund, World Precious Minerals Fund, Gold and
Precious Metals Fund, Emerging Europe Fund and China Region Fund held $1,347,274,
$1,660,668, $2,083,063, $1,231,685, $778,902, $377,239, and $351,207, respectively, as cash reserves at Brown Brothers Harriman & Co. (BBH).
C. Fair Valued Securities
Securities for which market quotations are not readily available or which are subject to legal restrictions are valued at their fair value as determined in good faith by the Valuation
Committee of U.S. Global Investors, Inc. (Adviser), under policies and procedures established by the Trust’s Board of Trustees. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The Valuation Committee meets on a regular basis to review securities which may not have readily available market prices and considers a number of factors in determining fair value, including nature and duration of any trading restrictions, trading volume, market values of unrestricted shares of the same or similar class, investment management’s judgment regarding the market experience of the issuer,
ﬁnancial status and other operational and market factors affecting the issuer, issuer’s management, quality of the underlying property based on review of independent geological studies and other relevant matters. The fair values may differ from what would have been used had a broader market for these securities existed. The Valuation Committee regularly reviews inputs and assumptions and performs transactional back-testing and disposition analysis. The Valuation Committee reports quarterly to the Trust’s Board of Trustees.
For securities traded on international exchanges, if events which may materially affect the value of a Fund’s securities occur after the close of the primary exchange and before a
Fund’s net asset value is next determined, then those securities will be valued at their fair value as determined in good faith in accordance with the policies approved by the Board of Trustees. The Funds use a systematic fair value model provided by an independent third party to value international securities primarily traded on an exchange or market outside the Western Hemisphere in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the New York Stock Exchange.
D. Security Transactions and Investment Income
Security transactions are accounted for on trade date. Realized gains and losses from security transactions are determined on an identiﬁed cost basis. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Fund has conﬁrmed the ex-dividend date.
Interest income, which may include original issue discount, is recorded on an accrual basis.
Discounts and premiums on securities purchased are accreted and amortized, respectively, on a yield-to-worst basis as adjustments to interest income. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Investment income and realized and unrealized gains (losses) are allocated to each Fund’s share class based on their respective net assets.
The Funds may purchase securities on a when-issued or delayed-delivery basis and segregate collateral on their books with a value at least equal to the amount of the

Notes to Financial Statements
December 31, 2021

commitment. Losses may arise due to the changes in the value of the underlying securities or if the counterparty does not perform under the contract.
E. Foreign Currency Transactions
Some Funds may invest in securities of foreign issuers. The accounting records of these
Funds are maintained in U.S. dollars. At each net asset value determination date, the value of assets and liabilities denominated in foreign currencies are translated into U.S. dollars using the current prevailing exchange rate. Security transactions, income and expenses are converted at the prevailing rate of exchange on the respective dates of the transactions. The effect of changes in foreign exchange rates on foreign denominated securities is included with the net realized and unrealized gain or loss on securities. Other foreign currency gains or losses are reported separately.
F. Federal Income Taxes
The Funds intend to continue to comply with the requirements of Subchapter M of the
Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of their taxable income to shareholders. Accordingly, no provision for federal income taxes is required. Each Fund may be subject to foreign taxes on income and gains on investments, which are accrued based on the Fund’s understanding of the tax rules and regulations in the foreign markets.
The Funds recognize the tax beneﬁts of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.
Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax beneﬁts should be recorded related to uncertain tax positions taken on returns ﬁled for open tax years or expected to be taken in 2021 tax returns. The Funds
ﬁle U.S. federal and excise tax returns as required. The Funds’ 2018, 2019, 2020 and 2021
(when ﬁled) tax returns are open to examination by the federal and applicable state tax authorities. The Funds have no examinations in progress.
G. Dividends and Distributions to Shareholders
The Funds record dividends and distributions to shareholders on the ex-dividend date.
Distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States. Accordingly, periodic reclassiﬁcations related to permanent book and tax basis differences are made within the
Funds’ capital accounts to reﬂect income and gains available for distribution under income tax regulations.
The Funds, except as noted below, generally pay income dividends and distribute capital gains, if any, annually. The U.S. Government Securities Ultra-Short Bond Fund and the
Near-Term Tax Free Fund pay dividends monthly. A Fund may elect to designate a portion of the earnings and proﬁts distributed to shareholders on the redemption of fund shares during the year as distributions for federal income tax purposes. Differences in per share dividend rates for multiclass funds generally result from the relative weightings of pro rata income allocations and from differences in separate class expenses.
H. Expenses
Fund speciﬁc expenses are allocated to that Fund and pro rata across share classes.
Expenses that are not fund speciﬁc are allocated among Funds and pro rata across share classes. Except for the U.S. Government Securities Ultra-Short Bond Fund, expense offset arrangements have been made with the Funds’ custodian so the custodian fees may be paid

Notes to Financial Statements
December 31, 2021

indirectly by credits earned on the Funds’ cash balances. Such deposit arrangements are an alternative to overnight investments. Custodian fees are presented in the Statements of
Operations gross of such credits, and the credits are presented as offsets to expenses. For the U.S. Government Securities Ultra-Short Bond Fund, credits earned on its cash balance are included in interest and other income.
I. Use of Estimates in Financial Statement Preparation
The Funds are investment companies accounted for in conformity with accounting principles generally accepted in the United States of America (“GAAP”). Therefore they follow the accounting and reporting guidelines for investment companies. The preparation of ﬁnancial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the ﬁnancial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Note 2: Financial Derivative Instruments
A. Options Contracts
Equity Funds may purchase or write (sell) options on securities to manage their exposure to stock or commodity markets as well as ﬂuctuations in interest and currency conversion rates. The use of options carries the risks of a change in value of the underlying instruments, an illiquid secondary market, or failure of the counterparty to perform its obligations.
A put option gives the purchaser of the option, upon payment of a premium, the right to sell, and the issuer of the option the obligation to buy, the underlying security, commodity, index, currency or other instrument at the exercise price. A call option, upon payment of a premium, gives the purchaser of the option the right to buy, and the issuer the obligation to sell, the underlying instrument at the exercise price.
Purchasing a put option tends to decrease a Fund’s exposure to the underlying instrument, whereas purchasing a call option tends to increase a Fund’s exposure to the underlying instrument. A Fund pays a premium which is included in the Statement of Assets and
Liabilities as an investment and subsequently marked to market to reﬂect the current value of the option. Premiums paid to purchase options which expire are treated as realized losses. Premiums paid to purchase options which are exercised or closed are added to the cost of securities acquired or the proceeds from securities sold. The risk associated with purchasing put and call options is limited to the premium paid.
The Funds will realize a loss equal to all or a part of the premium paid for an option if the price of the underlying security or other instrument decreases or does not increase by more than the premium (in the case of a call option), or if the price of the underlying security or other instrument increases or does not decrease by more than the premium (in the case of a put option).
Writing (selling) a put option tends to increase a Fund’s exposure to the underlying instrument, whereas writing a call option tends to decrease a Fund’s exposure to the underlying instrument. The premium received is recorded as a liability in the Statement of Assets and Liabilities and subsequently marked to market to reﬂect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. Premiums received from options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying transaction to determine the

Notes to Financial Statements
December 31, 2021

realized gain or loss. Written options include a risk of loss in excess of the option premium.
A Fund as a writer of an option has no control over whether the underlying instrument may be sold (call) or purchased (put) and thus bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is also the risk a Fund may not be able to enter into a closing transaction because of an illiquid market.
A Fund’s ability to close out its position as a purchaser or seller of a put or call option is dependent, in part, upon the liquidity of the market for that particular option. There can be no guarantee that a Fund will be able to close out an option position when desired.
An inability to close out its options positions may reduce a Fund’s anticipated proﬁts or increase its losses.
As of December 31, 2021, there were no securities held in escrow by the custodian as cover for call options written.
B. Forward Foreign Currency Contracts
The Funds enter into forward foreign currency contracts to lock in the U.S. dollar cost of purchase and sale transactions or to hedge the portfolio against currency ﬂuctuations. A forward foreign currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. These contracts are valued daily, and the Fund’s net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date, is included in the Statement of Assets and Liabilities.
Realized and unrealized gains and losses are included in the Statement of Operations. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of the contracts and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.
Open forward foreign currency contracts as of December 31, 2021, were as follows:
C. Summary of Derivative Instruments
The following is a summary of the valuations of derivative instruments categorized by location in the Statements of Assets and Liabilities as of December 31, 2021:
Fund Counterparty Currency to Deliver
Currency to
Receive
Settlement
Date
Settlement
Value at
December 31,
2021
Net Unrealized
Depreciation
Emerging
Europe
Fund
Brown Brothers
Harriman & Co. TRY 11,000,000 USD 820,375 1/3/2022 $ 829,295 $ (8,920)
Brown Brothers
Harriman & Co. EUR 1,700,000 USD 1,914,794 1/18/2022 1,936,170 (21,376)
Brown Brothers
Harriman & Co. PLN 3,000,000 USD 728,651 1/18/2022 743,644 (14,993)
Location
Global
Resources Fund
World Precious
Minerals Fund
Asset derivatives
Investments, at value
Purchased options– Equity risk $ 413,800 $ 627,800
Total $ 413,800 $ 627,800

Notes to Financial Statements
December 31, 2021

The following is a summary of the effect of derivative instruments on the Statements of
Operations as of December 31, 2021:
Location
Gold and
Precious Metals
Fund
Emerging
Europe Fund
China Region
Fund
Asset derivatives
Investments, at value
Purchased options– Equity risk $ 2,054,750 $ 64,529 $ 24,600
Liability derivatives
Unrealized loss on forward foreign currency contracts–
Currency contract risk $ – $ (45,289) $ –
Total $ 2,054,750 $ 19,240 $ 24,600
Location
Global
Resources
Fund
World Precious
Minerals Fund
Realized gain (loss) on derivatives recognized in income
Realized gain (loss) from securities
Purchased options – Equity risk $ (302,077) $ (333,548)
Realized gain (loss) from written options – Equity risk 72,720 0
(229,357) (333,548)
Change in unrealized appreciation (depreciation) on derivatives recognized in income
Net change in unrealized appreciation (depreciation) of investments
Purchased options – Equity risk (250,462) (336,022)
(250,462) (336,022)
Total $ (479,819) $ (669,570)

Notes to Financial Statements
December 31, 2021

The total value of transactions in purchased options, written options and forward currency contracts outstanding during the year ended December 31, 2021, were approximately as follows:
Location
Gold and
Precious
Metals Fund
Emerging
Europe Fund
China Region
Fund
Realized gain (loss) on derivatives recognized in
income
Realized gain (loss) from securities
Purchased options – Equity risk $ 165,515 $ 84,012 $ –
Net realized gain (loss) from foreign currency transactions
Foreign exchange contracts – Currency contract risk – 473,688 –
165,515 557,700 –
Change in unrealized appreciation (depreciation) on
derivatives recognized in income
Net change in unrealized appreciation (depreciation) of
investments
Purchased options – Equity risk (1,412,628) (62,048) (17,078)
Net change in unrealized gain (loss) from foreign currency
transactions
Foreign exchange contracts – Currency contract risk – 13,620 –
(1,412,628) (48,428) (17,078)
Total $ (1,247,113) $ 509,272 $ (17,078)
Fund Purchased Options
Written
Options
Forward Currency
Contracts
Global Resources Fund $ 930,396 $ (72,720) $ –
World Precious Minerals Fund 1,275,398 – –
Gold and Precious Metals Fund 3,177,315 – –
Emerging Europe Fund 245,045 – 21,542,348
China Region Fund 41,678 – –

Notes to Financial Statements
December 31, 2021

Asset (Liability) amounts shown in the table below represent amounts for derivative related instruments at December 31, 2021. These amounts may be collateralized by cash or financial instruments.
Note 3: Investment Advisory and Other Agreements
The Adviser, under an investment advisory agreement with the Trust in effect through
October 1, 2022, furnishes management and investment advisory services and, subject to the supervision of the trustees, directs the investments of each Fund according to each
Fund’s investment objectives, policies and limitations.
For the services of the Adviser, each Fund pays a base management or advisory fee based upon its net assets. Fees are accrued daily and paid monthly. The contractual management fee for each fund is:
Gross Asset
(Liability) as
Presented in
the Statement
of Assets and
Liabilities
Financial Instruments
(Received) Pledged*
Cash Collateral
(Received)
Pledged* Net Amount
Global Resources
Assets:
Over-the-counter
derivatives $ 413,800 $ – $ – $ 413,800
World Precious Minerals
Assets:
Over-the-counter
derivatives 627,800 – – 627,800
Gold and Precious Metals
Assets:
Over-the-counter
derivatives 2,054,750 – – 2,054,750
Emerging Europe
Assets:
Over-the-counter
derivatives 64,529 – – 64,529
Liabilities:
Over-the-counter
derivatives (45,289) – 45,289 –
China Region
Assets:
Over-the-counter
derivatives 24,600 – – 24,600
* The actual financial instruments and cash collateral (received) pledged may be in excess of the amounts shown in the table. The table only reflects collateral amounts up to the amount of the financial instrument disclosed on the Statement of Assets and Liabilities.

Notes to Financial Statements
December 31, 2021

The advisory agreement also provides that the base advisory fee of the Equity Funds will be adjusted upwards or downwards by 0.25 percent if there is a performance difference of 5 percent or more between a Fund’s performance and that of its designated benchmark index over the prior 12 months. The performance adjustment is calculated separately for each share class. The benchmarks are as follows:
No performance adjustment is applied unless the difference between the class’s investment performance and the benchmark is 5 percent or greater (positive or negative) during the applicable performance measurement period. The performance fee adjustment is calculated monthly in arrears and is accrued ratably during the month. The management fee, net of any performance fee adjustment, is paid monthly in arrears.
The amounts shown as Management fee on the Statements of Operations reﬂects the base fee plus/minus any performance adjustment. During the year ended December 31, 2021, the Funds recorded performance adjustments as follows:
Atlantic Fund Administration, LLC, a wholly owned subsidiary of Apex US Holdings,
LLC (d/b/a Apex Fund Services) (“Apex”) and the Adviser act as co-administrators to the Trust. Apex provides a Principal Executive Officer, a Principal Financial Officer, a
Chief Compliance Officer and and Anti-Money Laundering Officer to each Fund, as well as certain additional compliance and administrative support functions. Apex also provides fund accounting services to each Fund. The fees related to these services are included in Administration Fees within the Statement of Operations. Apex also provides certain
Fund
Average Percentage of
Average Daily Net Assets
U.S. Government Securities Ultra-Short Bond .50% of the first $250,000,000 and .375% of the excess
Near-Term Tax Free .50%
Global Luxury Goods 1.00%
Global Resources .95% of the first $500,000,000; .90% of $500,000,001 to
$1,000,000,000 and .85% of the excess
World Precious Minerals 1.00% of the first $500,000,000; .95% of $500,000,001 to
$1,000,000,000 and .90% of the excess
Gold and Precious Metals .90% of the first $500,000,000 and .85% of the excess
Emerging Europe 1.25%
China Region 1.25%
Fund Benchmark Index
Global Luxury Goods S&P Composite 1500 TR Index
Global Resources S&P Global Natural Resources Index (Net Total Return)
World Precious Minerals NYSE Arca Gold Miners Index
Gold and Precious Metals FTSE Gold Mines Index
Emerging Europe MSCI Emerging Markets Europe 10/40 Index (Net Total
Return)
China Region Hang Seng Composite Index
Fund
Investor Class
Performance Fee
Adjustment
Global Luxury Goods $ 71,539
Global Resources 54,002
World Precious Minerals 194,103
Gold and Precious Metals 342,757
Emerging Europe (45,113)
China Region (19,453)

Notes to Financial Statements
December 31, 2021

shareholder report production and EDGAR conversion and filing services. Pursuant to an
Apex services agreement, each Fund pays Apex customary fees for its services.
The U.S. Government Securities Ultra-Short Bond, Near-Term Tax Free, Global Luxury
Goods, Global Resources, World Precious Minerals, Gold and Precious Metals, Emerging
Europe and China Region Funds compensate the Adviser at an annual rate of 0.05% of the average daily net assets of each Fund for administrative services provided.
The Equity Funds in the Trust have adopted a distribution plan pursuant to Rule 12b-1 of the Investment Company Act of 1940 in which the Distributor is paid a fee at an annual rate of 0.25% of the average daily net assets of the Fund for sales and promotional services related to the distribution of shares.
The Adviser has voluntarily agreed to reimburse speciﬁc funds so that their total operating expenses will not exceed certain annual percentages of average net assets. The expenses for the period ended December 31, 2021, were limited as follows: U.S. Government
Securities Ultra-Short Bond Fund at 0.45%, Global Resources, World Precious Minerals,
and Gold and Precious Metals Funds at 1.90%, Emerging Europe Fund at 2.85% and China
Region Fund at 2.55%. These expense limitations are exclusive of any performance fee adjustments and will continue on a voluntary basis at the Adviser’s discretion. The Adviser may temporarily agree to additional reimbursements or limitations.
The Adviser has contractually limited the total operating expenses of the Near- Term
Tax Free Fund at 0.45% on an annualized basis through April 30, 2022. The Adviser contractually has agreed to limit the total operating expenses of the Global Luxury Goods
Fund at 1.80% on an annualized basis through April 30, 2022.
Apex is the transfer agent for the Funds. Each Fund’s share class pays an annual fee based on the number of shareholder accounts, certain base fees and transaction- and activity-based fees for transfer agency services. Certain account fees are paid directly by shareholders to the transfer agent, which, in turn, reduces its charge to the Funds.
Brown Brothers Harriman & Co. (BBH) serves as the custodian.
Foreside Fund Services, LLC (the “Distributor”) acts as the agent of the Trust in connection with the continuous offering of shares of the Funds. The Distributor continually distributes shares of the Funds on a best efforts basis.
Note 4: Investments
Cost of purchases and proceeds from sales of long-term securities for the year ended
December 31, 2021, are summarized as follows:
Fund Purchases Sales
U.S. Government Securities Ultra-Short Bond $ 25,320,113 $ 10,975,116
Near-Term Tax Free 7,183,642 10,806,479
Global Luxury Goods 91,272,910 96,561,554
Global Resources 89,785,830 94,389,779
World Precious Minerals 42,222,170 56,741,097
Gold and Precious Metals 82,341,182 80,629,983
Emerging Europe 39,630,449 42,289,351
China Region 31,806,639 33,192,771

Notes to Financial Statements
December 31, 2021

Note 5: Tax Information
The following table presents the income tax basis of securities owned at December 31,
2021, and the tax basis components of net unrealized appreciation (depreciation):
As of December 31, 2021, the components of distributable earnings on a tax basis were as follows:
The differences between book-basis and tax-basis unrealized appreciation (depreciation)
for Global Luxury Goods, Global Resources, World Precious Minerals, Gold and Precious
Metals, Emerging Europe and China Region Funds are attributable primarily to the tax deferral of losses on wash sales, investment in passive foreign investment companies
(PFIC), section 988 forward currency contracts, investments in real estate investment trusts, equity return of capital, investments in grantor trusts and investments in partnerships.
Fund
Aggregate Tax
Cost
Gross
Unrealized
Appreciation
Gross
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
U.S. Government Securities
Ultra-Short Bond $ 36,631,418 $ 750 $ (87,650) $ (86,900)
Near-Term Tax Free 32,797,440 477,515 (46,731) 430,784
Global Luxury Goods 45,018,326 13,016,886 (2,396,376) 10,620,510
Global Resources 113,557,344 8,600,603 (54,858,875) (46,258,272)
World Precious Minerals 125,725,482 16,465,663 (54,747,476) (38,281,813)
Gold and Precious Metals 104,794,129 42,229,608 (5,518,370) 36,711,238
Emerging Europe 21,801,086 2,848,130 (1,844,750) 1,003,380
China Region 9,799,739 640,543 (1,404,012) (763,469)
Fund
Undistributed
Tax-Exempt
Income
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gains
Capital and
Other Losses
U.S. Government Securities Ultra-Short
Bond $ – $ – $ 7,415 $ –
Near-Term Tax Free – – – (1,182,848)
Global Luxury Goods – 536,157 539,320 (1,552,427)
Global Resources – 7,569,236 – (231,902,584)
World Precious Minerals – – – (334,707,595)
Gold and Precious Metals – – – (72,446,691)
Emerging Europe – 1,040,121 – (22,546,271)
China Region – – – (744,283)
Fund (continued)
Net Unrealized
Appreciation
(Depreciation)
Other
Temporary
Differences Total
U.S. Government Securities Ultra-Short Bond $ (86,900) $ – $ (79,485)
Near-Term Tax Free 430,784 (1,487) (753,551)
Global Luxury Goods 10,620,110 – 10,143,160
Global Resources (46,231,500) – (270,564,848)
World Precious Minerals (38,274,329) – (372,981,924)
Gold and Precious Metals 36,709,344 – (35,737,347)
Emerging Europe 990,116 – (20,516,034)
China Region (762,721) – (1,507,004)

Notes to Financial Statements
December 31, 2021

Reclassiﬁcations are made to the Funds’ capital accounts to reﬂect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.
For the year ended December 31, 2021, the Funds recorded the following reclassiﬁcations to increase (decrease) the accounts listed below:
The tax character of distributions paid during the ﬁscal year ended December 31, 2021, were as follows:
The tax character of distributions paid during the ﬁscal year ended December 31, 2020, were as follows:
Fund
Distributable
Earnings Paid in Capital
U.S. Government Securities Ultra-Short Bond $ 122,278 $ (122,278)
Near-Term Tax Free 717 (717)
Global Luxury Goods – –
Global Resources – –
World Precious Minerals 2,991,079 (2,991,079)
Gold and Precious Metals 2,403,919 (2,403,919)
Emerging Europe – –
China Region 10,628 (10,628)
Fund
Tax-Exempt
Income
Ordinary
Income
Long-Term
Capital Gains
Return of
Capital Total
U.S. Government Securities
Ultra-Short Bond $ – $ 3,190 $ 20,846 $ – $ 24,036
Near-Term Tax Free 324,489 174 – – 324,663
Global Luxury Goods – 6,916,770 832,646 – 7,749,416
Global Resources – 10,949,637 – – 10,949,637
World Precious Minerals – 37,944,772 – – 37,944,772
Gold and Precious Metals – 2,957,464 – – 2,957,464
Emerging Europe – 194,458 – – 194,458
China Region – 637,136 876,736 – 1,513,872
Fund
Tax-Exempt
Income
Ordinary
Income
Long-Term
Capital Gains
Return of
Capital Total
U.S. Government Securities
Ultra-Short Bond $ – $ 136,320 $ 6,118 $ – $ 142,438
Near-Term Tax Free 465,288 – – – 465,288
Global Luxury Goods – 44,428 – – 44,428
Global Resources – 3,364,615 – – 3,364,615
World Precious Minerals – 7,420,604 – – 7,420,604
Gold and Precious Metals – 4,194,294 – – 4,194,294
Emerging Europe – 869,616 – – 869,616
China Region – 66,171 190,501 – 256,672

Notes to Financial Statements
December 31, 2021

Capital loss carryforwards may be used to offset current or future taxable capital gains. The loss carryforwards for each Fund, as of December 31, 2021, are as follows:
During the year ended December 31, 2021, the following Funds utilized capital loss carryforwards to offset capital gains amounting to:
For tax purposes, the Funds have current year deferred late year losses as follows:
These losses will be recognized for tax purposes on the 1st day of the following tax year.
Note 6: Risks of Concentrations and Foreign Investments
The Near-Term Tax Free Fund may be exposed to risks related to concentration of investments in a particular state or geographic area. These investments present risks resulting from changes in economic conditions of the region or the issuer.
The Global Resources Fund concentrates its investments in the natural resources industries and may be subject to greater risks and ﬂuctuations than a portfolio representing a broader range of industries.
The World Precious Minerals and Gold and Precious Metals Funds concentrate their investments in gold and other precious metals and minerals and, therefore, may be subject to greater risks and market ﬂuctuations than a portfolio representing a broader range of
No Expiration
Fund Short-Term Long-Term Total
U.S. Government Securities Ultra-Short Bond $ – $ – $ –
Near-Term Tax Free 664,007 518,841 1,182,848
Global Luxury Goods 1,373,657 178,770 1,552,427
Global Resources 162,155,829 69,746,755 231,902,584
World Precious Minerals 87,272,889 247,434,706 334,707,595
Gold and Precious Metals 41,851,127 29,383,960 71,235,087
Emerging Europe 13,198,697 9,347,574 22,546,271
China Region – – –
Fund
Near-Term Tax Free $ 3,144
Global Luxury Goods 449,853
Global Resources 7,055,475
Gold and Precious Metals 5,847,579
Emerging Europe 3,434,931
Fund
Post
October 31, 2021
Capital Loss
Deferral
Post October 31,
2021 Ordinary Loss
Deferral
Gold and Precious Metals
$ –
$ 1,211,604
China Region 744,283 –

Notes to Financial Statements
December 31, 2021

industries. The funds invest in securities that typically respond to changes in the price of gold and other precious metals and minerals, which can be inﬂuenced by a variety of global economic, ﬁnancial and political factors; increased environmental and labor costs in mining; and changes in laws relating to mining or gold production or sales. Fluctuations in the prices of gold and other precious metals and minerals will affect the market values of the securities held by these funds.
The Emerging Europe Fund invests more than 25% of its investments in companies principally engaged in the oil, gas or banking industries. Oil and gas companies are a large part of the Russian economy, and banks typically are a signiﬁcant component of emerging market economics, such as those in Russia and other Eastern European countries.
The risk of concentrating investments in this group of industries will make the fund more susceptible to risk in these industries than funds which do not concentrate their investments in an industry.
The Emerging Europe Fund may be exposed to risks not typically associated with investment in the United States due to its concentration of investments in emerging markets. These risks include possible revaluation of currencies, less public information about companies, disruptive political or economic conditions and the possible imposition of adverse governmental laws or currency exchange restrictions. Moreover, securities of many foreign issuers, including sovereign nations, and their markets may be less liquid and their prices more volatile than those securities of comparable U.S. issuers.
The China Region Fund may be exposed to risks not typically associated with investments in the United States, due to its concentration of investments in foreign issuers in the region.
These investments present risks resulting from disruptive political or economic conditions and the potential imposition of adverse governmental laws or currency exchange restrictions affecting the area.
Note 7: Credit Arrangements
Each of the Funds has an uncommitted credit facility with BBH. On April 24, 2019, the
Adviser opted to convert the committed line of credit into an uncommitted line of credit. As a result, the Adviser is no longer obligated to pay commitment fees to BBH. Borrowings of each Fund are collateralized by any or all of the securities held by BBH as the Funds’
custodian up to the amount of the borrowing. Interest on borrowings is charged at the current overnight Federal Funds Rate plus 2 percent. Each Fund has a maximum borrowing limit of 10 percent of qualiﬁed assets. The aggregate of borrowings by all Funds under the agreement cannot exceed $10,000,000 at any one time. There were no borrowings under the credit facility during the year ended December 31, 2021.
Note 8: Commitments and Contingencies
In the normal course of business, each Fund enters into contracts that provide general indemnifications by each Fund to the counterparty to the contract. Each Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against each Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote. Each Fund has determined that none of these arrangements requires disclosure on each Fund’s balance sheet.

Notes to Financial Statements
December 31, 2021

Note 9: Subsequent Events
Subsequent events occurring after the date of this report through the date these financial statements were issued have been evaluated for potential impact. Management has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events.
Subsequent to the date of this report, the Emerging Europe Fund assumed a temporary defensive position in response to Russia's recent military interventions in Ukraine. Such actions by the Russian government have led to, and may lead to additional sanctions being levied by the United States, European Union and other countries against Russia. Russia's military incursion and the resulting sanctions could adversely affect global energy and financial markets and thus could affect the value of the funds’ investments, even beyond any direct exposure a fund may have to Russian issuers or the adjoining geographic regions.
The extent and duration of the military action, sanctions and resulting market disruptions are impossible to predict, but could be substantial. During such time, the Emerging Europe
Fund may remain in a defensive investment position and, as a result, may not achieve its investment objectives.

Financial Highlights

U.S. Government Securities Ultra-Short Bond Fund
For a capital share outstanding during the
See accompanying notes to financial statements.
Investor Class
Year Ended December 31,
2021
2020
2019
2018
2017
Ratios to Average Net Assets:
Expense offset
–
–
–
–
–
Year Ended December 31,
2021 2020 2019 2018 2017
Net asset value, beginning of year
$ 2.00  $ 2.00  $ 2.00  $ 2.00  $ 2.00
Investment Activities
Net investment income (loss) * (0.01) 0.00
(a)
0.03  0.02  0.01
Net realized and unrealized gain
(0.00)
(a)
0.01  0.00
(a)
0.00
(a)
(0.00)
(a)
Total from investment activities
(0.01) 0.01  0.03  0.02  0.01
Distributions
From net investment income –  (0.01) (0.03) (0.02) (0.01)
From net realized gains
(0.00)
(a)
–  (0.00)
(a)
–  –
Net asset value, end of year
$ 1.99  $ 2.00  $ 2.00  $ 2.00  $ 2.00
Total Return
(b)
(0.44)% 0.32% 1.50% 1.15% 0.69%
Ratios to Average Net Assets:
Net investment income (loss) (0.32)% 0.24% 1.47% 1.14% 0.68%
Total expenses 1.06% 1.05% 1.00% 0.99% 1.03%
Expenses waived or reimbursed
(c)
(0.61)% (0.60)% (0.55)% (0.54)% (0.58)%
Net expenses
(d)
0.45% 0.45% 0.45% 0.45% 0.45%
Portfolio turnover rate 78% 127% 97% 32% 52%
Net assets, end of year (in
thousands) $38,004  $40,262  $42,681  $47,290  $49,427
* Based on average shares outstanding.
(a) The per share amount does not round to a full penny.
(b) Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.
(c) Expenses waived or reimbursed reflect reductions to total expenses, as discussed in the notes to the financial statements. These amounts would increase the net investment loss ratio or decrease the net investment income ratio, as applicable, and decrease the total returns had such reductions not occurred.
(d) The net expense ratios shown above reflect expenses after waivers and reimbursements and include the effect of reductions to total expenses for any expenses offset. Expense offset arrangements reduce total expenses, as discussed in the notes to the financial statements. These amounts would decrease the net investment income (loss) ratio had such reductions not occurred. The effect of expenses offset are as follows:

Financial Highlights

Near-Term Tax Free Fund
For a capital share outstanding during the
See accompanying notes to financial statements.
Investor Class
Year Ended December 31,
2021
2020
2019
2018
2017
Ratios to Average Net
Assets:
Expense offset
–
(d)
(0.01)%
(0.08)%
(0.07)%
(0.04)%
Year Ended December 31,
2021 2020 2019 2018 2017
Net asset value, beginning of year
$ 2.26  $ 2.22  $ 2.20  $ 2.21  $ 2.21
Investment Activities
Net investment income * 0.02  0.02  0.03  0.03  0.03
Net realized and unrealized gain
(loss)
(0.03) 0.04  0.02  (0.01) –
Total from investment activities
(0.01) 0.06  0.05  0.02  0.03
Distributions
From net investment income (0.02) (0.02) (0.03) (0.03) (0.03)
Net asset value, end of year
$ 2.23  $ 2.26  $ 2.22  $ 2.20  $ 2.21
Total Return
(a)
(0.46)% 2.93% 2.18% 0.73% 1.20%
Ratios to Average Net Assets:
Net investment income 0.86% 1.11% 1.25% 1.17% 1.16%
Total expenses 1.13% 1.09% 1.05% 1.01% 1.03%
Expenses waived or reimbursed
(b)
(0.68)% (0.64)% (0.60)% (0.56)% (0.58)%
Net expenses
(c)
0.45% 0.45% 0.45% 0.45% 0.45%
Portfolio turnover rate 20% 20% 35% 16% 14%
Net assets, end of year (in
thousands) $35,389  $41,762  $43,061  $49,914  $69,120
* Based on average shares outstanding.
(a) Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.
(b) Expenses waived or reimbursed reflect reductions to total expenses, as discussed in the notes to the financial statements. These amounts would increase the net investment loss ratio or decrease the net investment income ratio, as applicable, and decrease the total returns had such reductions not occurred.
(c) The net expense ratios shown above reflect expenses after waivers and reimbursements and include the effect of reductions to total expenses for any expenses offset. Expense offset arrangements reduce total expenses, as discussed in the notes to the financial statements. These amounts would decrease the net investment income (loss) ratio had such reductions not occurred. The effect of expenses offset are as follows:
(d) Effect on the expense ratio was not greater than 0.005%.

Financial Highlights

Global Luxury Goods Fund
For a capital share outstanding during the
See accompanying notes to financial statements.
Investor Class
Year Ended December 31,
2021
2020
2019
2018
2017
Ratios to Average Net
Assets:
Expense offset
–
(f)
(0.01)%
(0.15)%
(0.06)%
(0.04)%
Year Ended December 31,
2021 2020 2019 2018 2017
Net asset value, beginning of
year
$ 20.59  $ 17.09  $ 15.36  $ 19.52  $ 18.65
Investment Activities
Net investment loss * (0.14) (0.04) (0.02) (0.06) (0.08)
Net realized and unrealized gain
(loss)
5.28  3.56  2.14  (1.61) 3.66
Total from investment activities
5.14  3.52  2.12  (1.67) 3.58
Distributions
From net investment income (0.21) (0.02) –  –  –
From net realized gains
(3.22) –  (0.39) (2.49) (2.71)
Short-Term Trading Fees*
–  –  –  –  0.00
(a)
Net asset value, end of year
$ 22.30  $ 20.59  $ 17.09  $ 15.36  $ 19.52
Total Return
(b)
25.02% 20.62% 13.84% (8.28)% 19.17%
Ratios to Average Net Assets:
Net investment loss (0.60)% (0.25)% (0.14)% (0.32)% (0.41)%
Total expenses 1.99% 1.76% 1.69% 1.77% 1.86%
Expenses waived or reimbursed
(c)
(0.06)% (0.01)% (0.15)% (0.06)% (0.04)%
Net expenses
(d)
1.93% 1.75% 1.54% 1.71% 1.82%
Portfolio turnover rate 177% 308% 292%
(e)
245% 264%
(e)
Net assets, end of year (in
thousands) $57,667  $49,567  $35,076  $33,848  $41,597
* Based on average shares outstanding.
(a) The per share amount does not round to a full penny.
(b) Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.
(c) Expenses waived or reimbursed reflect reductions to total expenses, as discussed in the notes to the financial statements. These amounts would increase the net investment loss ratio or decrease the net investment income ratio, as applicable, and decrease the total returns had such reductions not occurred.
(d) The net expense ratios shown above reflect expenses after waivers and reimbursements and include the effect of reductions to total expenses for any expenses offset. Expense offset arrangements reduce total expenses, as discussed in the notes to the financial statements. These amounts would decrease the net investment income (loss) ratio had such reductions not occurred. The effect of expenses offset are as follows:
(e) Excludes option transactions.
(f) Effect on the expense ratio was not greater than 0.005%.

Financial Highlights

Global Resources Fund
For a capital share outstanding during the
See accompanying notes to financial statements.
Investor Class
Year Ended December 31,
2021
2020
2019
2018
2017
Ratios to Average Net
Assets:
Expense offset
–
(f)
(0.01)%
(0.08)%
(0.05)%
(0.02)%
Year Ended December 31,
2021 2020 2019 2018 2017
Net asset value, beginning of
year
$ 5.97  $ 4.61  $ 4.33  $ 6.09  $ 5.25
Investment Activities
Net investment income (loss) * (0.01) 0.01  0.10  0.12  0.11
Net realized and unrealized gain
(loss)
0.78  1.68  0.27  (1.67) 0.91
Total from investment activities
0.77  1.69  0.37  (1.55) 1.02
Distributions
From net investment income (1.07) (0.33) (0.09) (0.21) (0.18)
Short-Term Trading Fees*
–  –  –  –  0.00
(a)
Net asset value, end of year
$ 5.67  $ 5.97  $ 4.61  $ 4.33  $ 6.09
Total Return
(b)
13.43% 37.17% 8.55% (25.48)% 19.57%
Ratios to Average Net Assets:
Net investment income (loss) (0.22)% 0.22% 2.15% 2.05% 1.94%
Total expenses 1.90% 2.09% 1.61% 1.57% 1.61%
Expenses waived or reimbursed
(c)
–  (0.06)% (0.08)% (0.06)% (0.02)%
Net expenses
(d)
1.90% 2.03% 1.53% 1.51% 1.59%
Portfolio turnover rate 135% 105% 129%
(e)
119% 131%
(e)
Net assets, end of year (in
thousands) $67,821  $63,891  $55,739  $60,699  $95,747
* Based on average shares outstanding.
(a) The per share amount does not round to a full penny.
(b) Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.
(c) Expenses waived or reimbursed reflect reductions to total expenses, as discussed in the notes to the financial statements. These amounts would increase the net investment loss ratio or decrease the net investment income ratio, as applicable, and decrease the total returns had such reductions not occurred.
(d) The net expense ratios shown above reflect expenses after waivers and reimbursements and include the effect of reductions to total expenses for any expenses offset. Expense offset arrangements reduce total expenses, as discussed in the notes to the financial statements. These amounts would decrease the net investment income (loss) ratio had such reductions not occurred. The effect of expenses offset are as follows:
(e) Excludes option transactions.
(f) Effect on the expense ratio was not greater than 0.005%.

Financial Highlights

World Precious Minerals Fund
For a capital share outstanding during the
See accompanying notes to financial statements.
Investor Class
Year Ended December 31,
2021
2020
2019
2018
2017
Ratios to Average Net Assets:
Expense offset
–
(f)
–
(f)
(0.04)%
(0.04)%
(0.02)%
Year Ended December 31,
2021 2020 2019 2018 2017
Net asset value, beginning of
year
$ 5.26  $ 3.31  $ 2.70  $ 4.69  $ 6.35
Investment Activities
Net investment loss * (0.09) (0.07) (0.04) (0.03) (0.10)
Net realized and unrealized gain
(loss)
(0.74) 2.38  0.65  (1.49) (0.22)
Total from investment activities
(0.83) 2.31  0.61  (1.52) (0.32)
Distributions
From net investment income (1.85) (0.36) –  (0.47) (1.34)
Short-Term Trading Fees*
–  –  –  –  0.00
(a)
Net asset value, end of year
$ 2.58  $ 5.26  $ 3.31  $ 2.70  $ 4.69
Total Return
(b)
(14.19)% 70.60% 22.59% (31.67)% (4.16)%
Ratios to Average Net Assets:
Net investment loss (1.77)% (1.77)% (1.31)% (0.77)% (1.51)%
Total expenses 1.93% 1.81% 1.55% 1.52% 1.84%
Expenses waived or reimbursed
(c)
–  –  (0.04)% (0.04)% (0.02)%
Net expenses
(d)
1.93% 1.81% 1.51% 1.48% 1.82%
Portfolio turnover rate 41% 34% 20%
(e)
55% 36%
(e)
Net assets, end of year (in
thousands) $89,313  $116,247  $75,818  $69,117  $114,766
* Based on average shares outstanding.
(a) The per share amount does not round to a full penny.
(b) Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.
(c) Expenses waived or reimbursed reflect reductions to total expenses, as discussed in the notes to the financial statements. These amounts would increase the net investment loss ratio or decrease the net investment income ratio, as applicable, and decrease the total returns had such reductions not occurred.
(d) The net expense ratios shown above reflect expenses after waivers and reimbursements and include the effect of reductions to total expenses for any expenses offset. Expense offset arrangements reduce total expenses, as discussed in the notes to the financial statements. These amounts would decrease the net investment income (loss) ratio had such reductions not occurred. The effect of expenses offset are as follows:
(e) Excludes option transactions.
(f) Effect on the expense ratio was not greater than 0.005%.

Financial Highlights

Gold and Precious Metals Fund
For a capital share outstanding during the
See accompanying notes to financial statements.
Investor Class
Year Ended December 31,
2021
2020
2019
2018
2017
Ratios to Average Net
Assets:
Expense offset
–
(f)
(0.01)%
(0.08)%
(0.06)%
(0.03)%
Year Ended December 31,
2021 2020 2019 2018 2017
Net asset value, beginning of
year
$ 13.53  $ 10.14  $ 6.70  $ 7.96  $ 7.04
Investment Activities
Net investment loss * (0.01) (0.09) (0.07) (0.06) (0.06)
Net realized and unrealized
gain (loss)
(1.46) 3.84  3.51  (1.08) 0.98
Total from investment activities
(1.47) 3.75  3.44  (1.14) 0.92
Distributions
From net investment income (0.25) (0.36) –  (0.12) –
Short-Term Trading Fees*
–  –  –  –  0.00
(a)
Net asset value, end of year
$ 11.81  $ 13.53  $ 10.14  $ 6.70  $ 7.96
Total Return
(b)
(10.82)% 37.06% 51.34% (14.29)% 13.07%
Ratios to Average Net Assets:
Net investment loss (0.07)% (0.82)% (0.90)% (0.87)% (0.84)%
Total expenses 1.82% 1.60% 1.59% 1.76% 1.68%
Expenses waived or
reimbursed
(c)
–  (0.01)% (0.08)% (0.06)% (0.03)%
Net expenses
(d)
1.82% 1.59% 1.51% 1.70% 1.65%
Portfolio turnover rate 56% 37% 36%
(e)
74% 67%
(e)
Net assets, end of year (in
thousands) $141,228  $160,318  $123,577  $86,106  $100,740
* Based on average shares outstanding.
(a) The per share amount does not round to a full penny.
(b) Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.
(c) Expenses waived or reimbursed reflect reductions to total expenses, as discussed in the notes to the financial statements. These amounts would increase the net investment loss ratio or decrease the net investment income ratio, as applicable, and decrease the total returns had such reductions not occurred.
(d) The net expense ratios shown above reflect expenses after waivers and reimbursements and include the effect of reductions to total expenses for any expenses offset. Expense offset arrangements reduce total expenses, as discussed in the notes to the financial statements. These amounts would decrease the net investment income (loss) ratio had such reductions not occurred. The effect of expenses offset are as follows:
(e) Excludes option transactions.
(f) Effect on the expense ratio was not greater than 0.005%.

Financial Highlights

Emerging Europe Fund
For a capital share outstanding during the
See accompanying notes to financial statements.
Investor Class
Year Ended December 31,
2021
2020
2019
2018
2017
Ratios to Average Net
Assets:
Expense offset
–
(f)
(0.01)%
(0.06)%
(0.04)%
(0.02)%
Year Ended December 31,
2021 2020 2019 2018 2017
Net asset value, beginning of year
$ 6.10  $ 7.70  $ 6.05  $ 7.29  $ 5.94
Investment Activities
Net investment income * 0.15  0.05  0.21  0.14  0.08
Net realized and unrealized gain
(loss)
0.57  (1.43) 1.59  (1.38) 1.27
Total from investment activities
0.72  (1.38) 1.80  (1.24) 1.35
Distributions
From net investment income (0.06) (0.22) (0.15) –  –
Short-Term Trading Fees*
–  –  –  –  0.00
(a)
Net asset value, end of year
$ 6.76  $ 6.10  $ 7.70  $ 6.05  $ 7.29
Total Return
(b)
11.75% (17.94)% 29.76% (17.01)% 22.73%
Ratios to Average Net Assets:
Net investment income 2.24% 0.76% 3.08% 2.05% 1.26%
Total expenses 2.49% 2.82% 2.36% 2.43% 2.32%
Expenses waived or reimbursed
(c)
–  (0.16)% (0.06)% (0.04)% (0.02)%
Net expenses
(d)
2.49% 2.66% 2.30% 2.39% 2.30%
Portfolio turnover rate 169% 198% 87% 81% 97%
(e)
Net assets, end of year (in
thousands) $23,467  $24,276  $36,453  $31,150  $45,302
* Based on average shares outstanding.
(a) The per share amount does not round to a full penny.
(b) Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.
(c) Expenses waived or reimbursed reflect reductions to total expenses, as discussed in the notes to the financial statements. These amounts would increase the net investment loss ratio or decrease the net investment income ratio, as applicable, and decrease the total returns had such reductions not occurred.
(d) The net expense ratios shown above reflect expenses after waivers and reimbursements and include the effect of reductions to total expenses for any expenses offset. Expense offset arrangements reduce total expenses, as discussed in the notes to the financial statements. These amounts would decrease the net investment income (loss) ratio had such reductions not occurred. The effect of expenses offset are as follows:
(e) Excludes option transactions.
(f) Effect on the expense ratio was not greater than 0.005%.

Financial Highlights

China Region Fund
For a capital share outstanding during the
See accompanying notes to financial statements.
Investor Class
Year Ended December 31,
2021
2020
2019
2018
2017
Ratios to Average Net
Assets:
Expense offset
–
(e)
(0.01)%
(0.10)%
(0.04)%
(0.05)%
Year Ended December 31,
2021 2020 2019 2018 2017
Net asset value, beginning of
year
$ 9.99  $ 9.12  $ 7.56  $ 11.53  $ 7.32
Investment Activities
Net investment income (loss) * (0.02) (0.08) 0.07  0.10  (0.06)
Net realized and unrealized gain
(loss)
(1.81) 1.14  1.59  (3.84) 4.28
Total from investment activities
(1.83) 1.06  1.66  (3.74) 4.22
Distributions
From net investment income –  (0.05) (0.10) (0.08) (0.01)
From net realized gains
(1.28) (0.14) –  (0.15) –
Net asset value, end of year
$ 6.88  $ 9.99  $ 9.12  $ 7.56  $ 11.53
Total Return
(a)
(18.32)% 11.75% 21.99% (32.46)% 57.67%
Ratios to Average Net Assets:
Net investment income (loss) (0.26)% (0.88)% 0.77% 0.96% (0.60)%
Total expenses 3.14% 3.56% 2.95% 2.66% 2.60%
Expenses waived or reimbursed
(b)
(0.75)% (0.87)% (0.51)% (0.22)% (0.09)%
Net expenses
(c)
2.39% 2.69% 2.44% 2.44% 2.51%
Portfolio turnover rate 278% 243% 95% 109% 102%
(d)
Net assets, end of year (in
thousands) $9,379  $13,547  $14,459  $13,253  $29,775
* Based on average shares outstanding.
(a) Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.
(b) Expenses waived or reimbursed reflect reductions to total expenses, as discussed in the notes to the financial statements. These amounts would increase the net investment loss ratio or decrease the net investment income ratio, as applicable, and decrease the total returns had such reductions not occurred.
(c) The net expense ratios shown above reflect expenses after waivers and reimbursements and include the effect of reductions to total expenses for any expenses offset. Expense offset arrangements reduce total expenses, as discussed in the notes to the financial statements. These amounts would decrease the net investment income (loss) ratio had such reductions not occurred. The effect of expenses offset are as follows:
(d) Excludes option transactions.
(e) Effect on the expense ratio was not greater than 0.005%.

Report of Independent Registered Public Accounting Firm
To the Board of Trustees and Shareholders of U.S. Global Investors Funds
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities of U.S. Government
Securities Ultra-Short Bond Fund, Near-Term Tax Free Fund, Global Luxury Goods Fund,
Global Resources Fund, World Precious Minerals Fund, Gold and Precious Metals Fund,
Emerging Europe Fund, and China Region Fund, each a series of shares of beneficial interest in U.S. Global Investors Funds (the “Funds”), including the portfolios of investments, as of December 31, 2021, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, the financial highlights for each of the years in the five-year period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Funds as of December 31, 2021, and the results of their operations for the year then ended, the changes in their net assets for each of the years in the two-year period then ended and their financial highlights for each of the years in the five-year period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Funds' management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board
(United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities law and the applicable rules and regulations of the
Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risk of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2021 by correspondence with the custodian, brokers, or by other appropriate auditing procedures where replies from brokers were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
BBD, LLP
We have served as the auditor of one or more of the Funds in the U.S. Global Investors Funds since 2016.
Philadelphia, Pennsylvania
February 28, 2022

Trustees and Officers (
unaudited
)
December 31, 2021

The following table presents information about the Trustees as of December 31, 2021, together with a brief description of their principal occupations during the last five years. Each trustee serves until his death, resignation or removal and replacement. The address for all trustees is
c/o Apex Fund Services, Three Canal Plaza, Suite 600, Portland, Maine 04101. If you would like more information about the Trustees, you may call 1-800-US-FUNDS (1-800-873-8637)
to request a free copy of the Statement of Additional Information.
(1)
Jessica Chase is currently treated as an interested person of the Trust, as defined in the 1940 Act, due to her affiliation with Apex Fund Services and her role as President of the Trust. Apex Fund Services is a wholly owned subsidiary of Apex US Holdings LLC.
The following table presents information about each Officer of the Trust as of December
31, 2021, together with a brief description of their principal occupations during the last five years. Each officer serves until his or her death, resignation or removal and replacement. The business address of each officer is c/o Apex Fund Services, Three Canal Plaza, Suite 600,
Portland, Maine 04101.
Name and Year
of Birth
Position with
the Trust
Length of
Time
Served
Principal
Occupation(s) During
Past Five Years
Number of
Series in
Fund
Complex
Overseen
By
Trustee
Other
Directorships
Held By
Trustee
During Past
Five Years
Independent Trustees
David Tucker
Born: 1958
Chairman of the
Board; Trustee;
Chairman,
Nominating
Committee and
Qualified Legal
Compliance
Committee
Since 2015 Director, Blue Sky
Experience (a charitable
endeavor), since
2008; Senior Vice
President & General
Counsel, American
Century Companies (an
investment management
firm), 1998-2008.
8 Trustee, Forum
Funds; Trustee,
Forum Funds II
Mark D. Moyer
Born: 1959
Trustee;
Chairman Audit
Committee
Since 2015 Chief Financial Officer,
Freedom House (a NGO
advocating political
freedom and democracy),
since 2017; independent
consultant providing
interim CFO services,
principally to non-profit
organizations, 2011-
2017.
8 Trustee, Forum
Funds; Trustee,
Forum Funds II
Jennifer
Brown-Strabley
Born: 1964
Trustee Since 2015 Principal, Portland
Global Advisors (a
registered investment
adviser), 1996-2010.
8 Trustee, Forum
Funds; Trustee,
Forum Funds II
Interested Trustees
(1)
Jessica Chase
Born: 1970
Trustee Since 2019 Director, Apex Fund
Services since 2019;
Senior Vice President,
Atlantic Fund Services
2008-2019.
8 Trustee, Forum
Funds; Trustee,
Forum Funds II

Trustees and Officers (
unaudited
)
December 31, 2021

Principal Officers of the Trust
Name and Year
of Birth
Position with
the Trust
Length of
Time
Served
Principal
Occupation(s) During
Past Five Years
Jessica Chase
Born: 1970
President; Principal
Executive Officer
Since 2015 Director, Apex Fund Services since 2019;
Senior Vice President, Atlantic Fund
Services 2008-2019.
Karen Shaw
Born: 1972
Treasurer; Principal
Financial Officer
Since 2015 Senior Vice President, Apex Fund Services
since 2019; Senior Vice President, Atlantic
Fund Services 2008-2019.
Zachary Tackett
Born: 1988
Vice President;
Secretary and Anti-
Money Laundering
Compliance Officer
Since 2015 Senior Counsel, Apex Fund Services since
2019; Counsel, Atlantic Fund Services
2014-2019.
Carlyn Edgar
Born: 1963
Chief Compliance
Officer, Code of
Ethics Review Officer
Since 2015 Senior Vice President, Apex Fund Services
since 2019; Senior Vice President, Atlantic
Fund Services 2008-2014.
Lisa Callicotte
Born: 1973
Vice President Since 2020 Chief Financial Officer, U.S. Global
Investors, Inc. since 2013; Controller, U.S.
Global Investors, Inc., 2009-2013; Senior
Manager, Ernst & Young LLP, 1997-2009.

Approval of Investment Advisory Agreement (
unaudited
)
December 31, 2021

At the September 10, 2021 Board meeting (“September meeting”), the Board of Trustees
(the “Board”) of U.S. Global Investors Funds (the “Trust”), including all the trustees who are not “interested persons” of the Trust (the “Independent Trustees”), met and considered the approval of the continuance of the investment advisory agreement between U.S. Global
Investors, Inc. (the “Adviser”) and the Trust (the “Advisory Agreement”), on behalf of each series of the Trust (each, a “Fund” and together, the “Funds”) for an additional one-year term.
In considering approval of the Advisory Agreement, the Board reviewed a variety of materials relating to each Fund and the Adviser, including (i) the nature, extent and quality of services provided; (ii) a comparison of services rendered and amounts paid to other registered investment companies; (iii) the investment performance of the Funds measured against appropriate benchmarks and peer groups; (iv) the costs of services provided and estimated profits realized by the Adviser; (v) the extent to which economies of scale are realized as the
Funds grow; (vi) whether fee levels reflect any economies of scale for the benefit of Fund shareholders; and (vii) fall-out benefits realized by the Adviser (and its affiliates) from its relationship with the Funds, if any.
In preparation for the September meeting, the Board was presented with a range of information to assist in its deliberations. Those materials included information from Strategic Insight, Inc.
(“Strategic Insight”), an independent source of data about the mutual fund industry, which compared each Fund’s total contractual and actual investment advisory fees, total expenses, and performance with a group of peer funds that were selected by Strategic Insight. The
Board also reviewed with Independent Legal Counsel their responsibilities with respect to the approval of the investment advisory agreement. The Independent Trustees met in executive session with Independent Legal Counsel while deliberating.
The Board reviewed the functions performed by the Adviser, the portfolio management team and support staff of the Adviser, the Adviser’s investment strategy and process for each Fund, and the Adviser’s financial condition, and considered the quality of services provided. Based on the presentation and the materials provided by the Adviser in connection with the Board’s consideration of the renewal of the Advisory Agreement, and other relevant considerations, the Board concluded that, overall, it was satisfied with the nature, extent and quality of services to be provided to the Funds under the Advisory Agreement.
With respect to performance, the Board noted the Adviser’s overall representation that the
Funds’ relatively small asset size meant that fund expenses also served as a disproportionate drag on performance relative to the larger peers in each Fund’s respective Strategic Insight peer group.
For the China Region Fund, the information showed that the Fund underperformed the average of the Strategic Insight peer group for the one-, three-, five-, and 10-year periods ended June 30, 2021. The Board observed that the Fund also underperformed the Hang Seng
Composite Index, its primary benchmark index, for the one-, three-, five-, and 10-year periods ended June 30, 2021. The Board noted the Adviser’s representation that the Fund’s relative underperformance could be attributed, in part, to the Fund’s defensive positioning during the period of significant market appreciation that followed the initial COVID-19-driven market downturn, as well as the Fund’s model-driven preference for certain country allocations that underperformed the market on the whole. The Board also noted the Adviser’s representation that the peer group comparison was likely to result in performance deviations because the funds in the Strategic Insight peer group did not share the same benchmark index as the Fund,

Approval of Investment Advisory Agreement (
unaudited
)
December 31, 2021

which has a much broader focus and is comprised of significantly more constituents than the peer funds’ benchmarks.
For the Emerging Europe Fund, the information showed that the Fund underperformed the average of the Strategic Insight peer group for the one-, three-, five-, and 10-year periods ended June 30, 2021. The Board observed that the Fund underperformed the MSCI Emerging
Markets Europe 10/40 Index (Net Total Return), the Fund’s primary benchmark index, for the one-, three-, five-, and 10-year periods ended June 30, 2021. The Board noted the Adviser’s representation that the Fund’s relative underperformance could be attributed, in part, to the Fund’s defensive positioning during the period of significant market appreciation that followed the initial COVID-19-driven market downturn, as well as the Fund’s underweight exposure to certain market sectors, such as oil and gas producers, that outperformed relative to the rest of the benchmark constituents. The Board also noted the Adviser’s representation that the funds in the Strategic Insight peer group consist of broad emerging market strategies that are not subject to the same constraints on investments as the Fund, whereas the Fund employs a unique, dedicated emerging Europe strategy.
For the Global Luxury Goods Fund, the information showed that the Fund outperformed the average of its Strategic Insight peer group for the one-year period ended June 30, 2021 and underperformed the average of its Strategic Insight peer group for the three-, five-, and
10-year periods ended June 30, 2021. The Board observed that the Fund also outperformed its primary benchmark index, the S&P Composite 1500 Index, for the one-year period ended
June 30, 2021 and underperformed the primary benchmark index for the three-, five-, and
10-year periods ended June 30, 2021. The Board noted the Adviser’s representation that underperformance of the Fund over the longer term could be attributed, at least in part, to the
Fund’s emphasis on a few specific fundamental metrics to drive performance, and that such factors had been out of favor in the market. The Board observed that, as of July 1, 2020, the fund’s investment strategy was changed to focus on investments in the luxury goods sector and noted the Adviser’s representation that the performance exhibited by the Fund since the change in the Fund’s investment strategy was consistent with the Adviser’s expectations.
For the Global Resources Fund, the information showed that the Fund outperformed the average of its Strategic Insight peer group for the one-year period ended June 30, 2021 and underperformed the average of its Strategic Insight peer group for the three-, five-, and 10-year periods ended June 30, 2021. The Board also observed that the Fund outperformed the S&P
Global Natural Resources Index (Net Total Return), its primary benchmark index, for the one-
and three-year periods ended June 30, 2021 and underperformed the primary benchmark for the five- and 10-year periods ended June 30, 2021. The Board noted the Adviser’s representation that the Fund’s relative underperformance over the longer term could be attributed, at least in part, to sector allocation and higher relative exposure to certain market sectors, and that the Fund’s improved short-term performance could be attributed, at least in part, to reduced exposure to conventional oil and gas investments, which have underperformed over the near term, and more diverse exposure to alternative energy investments.
For the Gold and Precious Metals Fund, the information showed that the Fund outperformed the average of its Strategic Insight peers for the one-, three-, five-, and 10-year periods ended June 30, 2021. The Board observed that the Fund also outperformed the FTSE Gold
Mines Index, its primary benchmark index, for the one-, three-, five-, and 10-year periods ended June 30, 2021. The Board noted the Adviser’s representation that the Fund’s relative

Approval of Investment Advisory Agreement (
unaudited
)
December 31, 2021

outperformance over relevant periods could be attributable, in part, to market preference for the types of smaller, junior mining companies with lower average market capitalizations, such as those in which the Fund invested.
For the World Precious Minerals Fund, the information showed that the Fund outperformed the average of its Strategic Insight peers for the one- and three-year periods ended June 30,
2021 and underperformed the average of its Strategic Insight peers for the five- and 10-year periods ended June 30, 2021. The Board observed that the Fund also outperformed the NYSE
Arca Gold Miners Index, its primary benchmark index, for the one- and three-year periods ended June 30, 2021 and underperformed the primary benchmark index for the five- and
10-year periods ended June 30, 2021. The Board noted that the Fund’s underperformance relative to the index and peers over the longer term can be attributed, at least in part, to the performance of the exploration and development companies in which the Fund invested. The
Board also noted the Adviser’s representation that the investor sentiment toward the gold and precious metals markets had improved in recent years.
For the Near-Term Tax-Free Fund, the information showed that the Fund underperformed the average of its Strategic Insight peer group for the one-, three-, and five-year periods ended
June 30, 2021. The Board also noted that the Fund underperformed the Bloomberg Barclays
3-Year Municipal Bond Index, the Fund’s primary benchmark index, for the one-, three-, five-, and 10-year periods ended June 30, 2021. The Board noted the Adviser’s representation that the Fund’s relative underperformance was a result of the Fund’s duration being shorter than the benchmark and peers over a period during which falling yields and interest rates benefitted longer maturity investment strategies.
For the U.S. Government Securities Ultra-Short Bond Fund, the information showed that the
Fund underperformed the average of its Strategic Insight peer group for the one-, three-, and five-year periods ended June 30, 2021. The Board also noted that the Fund underperformed the
Bloomberg Barclays U.S. Treasury Bills 6-9 Month Total Return Index, the Fund’s primary benchmark index, for the one-, three-, five-, and 10-year periods ended June 30, 2021. The
Board noted the Adviser’s representation that the Fund’s relative underperformance was a result of the Fund’s duration being shorter than the benchmark and peers over a period during which falling yields and interest rates benefitted longer maturity investment strategies.
The Board also reviewed information on each Fund’s advisory fee and expense ratios compared to the advisory fees and expense ratios of a peer group of funds based upon information prepared by Strategic Insight.
For the China Region Fund, Emerging Europe Fund, Global Luxury Goods Fund, Global
Resources Fund, Gold and Precious Metals Fund, and World Precious Minerals Fund, the
information showed that, as of June 30, 2021, each Fund’s net advisory fee rate and net total expense ratio were higher than the median of their respective Strategic Insight peer group.
For the Near-Term Tax-Free Fund and U.S. Government Securities Ultra-Short Bond Fund,
the information showed that, as of June 30, 2021, each Fund’s net advisory fee rate and net total expense ratio were lower than the median of their respective Strategic Insight peer group.
The Board considered the Adviser’s representation that higher expenses are inherent in small fund complexes, such as the Trust, noting the difficulty that small complexes face in spreading increasing overhead over a small asset base. The Board noted the Adviser’s representation

Approval of Investment Advisory Agreement (
unaudited
)
December 31, 2021

that the Adviser continues to evaluate opportunities to reduce expenses that negatively affect the Funds’ investment results. In addition, the Board noted that the Adviser is contractually limiting expenses (exclusive of acquired fund fees and expenses, extraordinary expenses, taxes, brokerage commissions and interest) on an annualized basis to not exceed 0.45% of average net assets for the Near-Term Tax-Free Fund and 1.80% of average net assets for the
Global Luxury Goods Fund through at least April 30, 2022. The Board also noted that the
Adviser is currently voluntarily limiting expenses at the following levels for the Funds (all voluntary expense limitations may be modified or removed by the Adviser at any time and are exclusive of acquired fund fees and expenses, extraordinary expenses, taxes, brokerage commissions, interest, and advisory fee performance adjustments, if any):
The Board considered the fee structure of the Advisory Agreement, including the costs of the services provided and the profits realized by the Adviser and its affiliates from their relationship with the Funds, to be reasonable under the circumstances.
As part of its review of the Advisory Agreement, the Board considered whether the Funds would benefit from any economies of scale. In this respect, the Board considered the Funds’
fee structures, asset sizes, and net expense ratios, recognizing that an analysis of economies of scale is generally most relevant when a fund has achieved a substantial size and has growing assets and that, if a fund’s assets are stable or decreasing, the significance of economies of scale may be reduced. The Board reviewed relevant materials, including information and representations from the Adviser, in considering whether the use of breakpoints would be appropriate at this time, and the Board noted the existence of the Adviser’s ongoing expense limitation agreement obligations for each Fund. The Board noted, in particular, the relatively low asset levels for the majority of the Funds. The Board noted the Adviser’s representation that economies of scale could be experienced by shareholders of the Funds upon reaching significantly higher asset levels but that, in light of the Funds’ current asset levels, breakpoints in the advisory fee were not believed by the Adviser to be appropriate at this time. Based on the foregoing information and other applicable considerations, the Board concluded that the information presented generally supported the renewal of the Advisory Agreement.
Based on all the above-mentioned factors, other information provided, and related conclusions, with no single factor or conclusion being determinative and with each Trustee not necessarily attributing the same weight to each factor, the Board, including the Independent Trustees, concluded that the nature, extent and quality of services provided by the Adviser supported the renewal of the advisory agreement with the Adviser.
Funds Expense Cap
China Region Fund 2.55%
Emerging Europe Fund 2.85%
Global Resources Fund 1.90%
Gold and Precious Metals Fund 1.90%
World Precious Minerals Fund 1.90%
U.S. Government Securities Ultra-Short Bond Fund 0.45%

Additional Information (
unaudited
)
Liquidity Risk Management Program
The Funds have adopted and implemented a written liquidity risk management program, as required by Rule 22e-4 (the “Liquidity Rule”) under the Investment Company Act of 1940, as amended. The liquidity risk management program is reasonably designed to assess and manage each Fund’s liquidity risk, taking into consideration, among other factors, each
Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions; its short and long-term cash flow projections; and
its cash holdings and access to other funding sources.
The Board approved the designation of the Trust’s Valuation Committee as the administrator of the liquidity risk management program (the “Program Administrator”). The Program
Administrator is responsible for the administration and oversight of the program and for reporting to the Board on at least an annual basis regarding, among other things, the program’s operation, adequacy, and effectiveness. The Program Administrator assessed each Fund’s liquidity risk profile based on information gathered for the period July 1, 2020 through June
30, 2021 in order to prepare a written report to the Board for review at its meeting held on
September 10, 2021.
The Program Administrator’s report stated that: (i) each Fund is able to meet redemptions in normal and reasonably foreseeable stressed conditions and without significant dilution of remaining shareholders’ interests in the Fund; (ii) each Fund’s strategy is appropriate for an open-end mutual fund; (iii) the liquidity classification determinations regarding each Fund’s portfolio investments, which take into account a variety of factors and may incorporate analysis from one or more third-party data vendors, remained appropriate; (iv) the Funds did not approach the internal triggers set forth in the liquidity risk management program or the regulatory percentage limitation (15%) on holdings in illiquid investments; (v) it continues to be appropriate to not set a “highly liquid investment minimum” for the Funds because the
Funds primarily hold “highly liquid investments”; and (vi) the liquidity risk management program remains reasonably designed and adequately implemented to prevent violations of the Liquidity Rule. No significant liquidity events impacting the Funds were noted in the report.
Proxy Voting
A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling
1-800-US-FUNDS (1-800-873-8637). It also appears in the Funds’ statement of additional information (Form 485B), which can be found on the SEC’s website at www.sec.gov.
Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-800-US-FUNDS (1-800-873-8637) or accessing the Funds’ Form N-PX on the
SEC’s website at www.sec.gov.
Availability of Quarterly Portfolio Schedules
The Funds provide complete lists of holdings four times in each fiscal year, at the quarter-
ends. For the second and fourth quarters, the lists appear in the Fund’s semi-annual and annual reports to shareholders. For the first and third quarters, the Funds file the lists with the SEC

Additional Information (
unaudited
)
on Form N-PORT. The Funds’ Form N-PORTs are available on the SEC’s website at http://
www.sec.gov.
In early 2021, the Funds reported on Form 1099-DIV the tax status of all distributions made during the 2020 calendar year. The Funds intend to distribute the maximum amount of qualified dividend income allowable. The amount of qualified dividend income distributed by each Fund will be reported to shareholders on their Form 1099-DIV. Shareholders should use the information on Form 1099-DIV for their income tax returns.
Additional Federal Tax Information
The percentage of tax-exempt dividends paid by the Near-Term Tax Free Fund for the year ended December 31, 2021, was 99.95%.
The percentage of ordinary income dividends paid by the Funds during the year ended
December 31, 2021, which qualify as Qualified Dividends Income (QDI) and the Dividends
Received Deduction (DRD) available to corporate shareholders was:
The amounts which represent foreign source income and foreign taxes paid during the year ended December 31, 2021, are as follows:
Qualified
Dividend
Income
Dividend
Received
Deduction
Qualified
Investment
Income
Qualified
Short
Term Gain
Dividends
U.S. Government Securities Ultra-Short Bond –% –% –% 100.00%
Global Luxury Goods 12.04% 5.94% –% 93.24%
Global Resources 8.36% 1.15% –% –%
World Precious Minerals 0.03% –% –% –%
Gold and Precious Metals 16.98% 4.13% –% –%
Emerging Europe 100.00% 0.03% –% –%
China Region 4.49% –% –% 100.00%
Foreign Source
Income Foreign Tax Credit
Global Resources $ 862,497 $ 85,654
World Precious Minerals 175,854 7,104
Gold and Precious Metals 2,735,050 227,909
Emerging Europe 1,321,945 161,062
China Region 260,668 10,628

Expense Example (
unaudited
)
December 31, 2021

As a shareholder of the funds, you incur two types of costs: (1) transaction costs, including short-term trading fees and exchange fees; and (2) ongoing costs, including management fees, distribution plan fees, shareholder reports (like this one), and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2021 to December 31, 2021) as indicated below.
Actual Expenses. The first line of the following table for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes. The second line of the following table for each fund provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5 percent per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in these funds and other funds. To do so, compare this 5 percent hypothetical example with the 5 percent hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct or transactional costs, such as small account, exchange or short-term trading fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
In addition, if these direct or transactional costs were included, your costs would have been higher.

Expense Example (
unaudited
)
December 31, 2021

Beginning
Account Value
July 1, 2021
Ending
Account Value
December 31,
2021
Expenses
Paid During
Period
*
U.S. Government Securities Ultra-Short Bond Fund
Based on Actual Fund Return $ 1,000.00 $ 995.63 $ 2.26
Based on Hypothetical 5% Yearly Return $ 1,000.00 $ 1,022.94 $ 2.29
Near-Term Tax Free Fund
Based on Actual Fund Return $ 1,000.00 $ 999.59 $ 2.27
Based on Hypothetical 5% Yearly Return $ 1,000.00 $ 1,022.94 $ 2.29
Global Luxury Goods Fund
Based on Actual Fund Return $ 1,000.00 $ 1,084.34 $ 10.35
Based on Hypothetical 5% Yearly Return $ 1,000.00 $ 1,015.27 $ 10.01
Global Resources Fund
Based on Actual Fund Return $ 1,000.00 $ 1,030.74 $ 9.52
Based on Hypothetical 5% Yearly Return $ 1,000.00 $ 1,015.83 $ 9.45
World Precious Minerals Fund
Based on Actual Fund Return $ 1,000.00 $ 854.82 $ 9.40
Based on Hypothetical 5% Yearly Return $ 1,000.00 $ 1,015.07 $ 10.21
Gold and Precious Metals Fund
Based on Actual Fund Return $ 1,000.00 $ 907.91 $ 8.99
Based on Hypothetical 5% Yearly Return $ 1,000.00 $ 1,015.78 $ 9.50
Emerging Europe Fund
Based on Actual Fund Return $ 1,000.00 $ 1,017.45 $ 11.75
Based on Hypothetical 5% Yearly Return $ 1,000.00 $ 1,013.56 $ 11.72
China Region Fund
Based on Actual Fund Return $ 1,000.00 $ 833.53 $ 10.8 6
Based on Hypothetical 5% Yearly Return $ 1,000.00 $ 1,013.36 $ 11.93
*
These calculations are based on expenses incurred in the most recent fiscal half-year. The Funds' Investor
Class' annualized expense ratios (after reimbursements and offsets) for the six month period ended
December 31, 2021, were 0.45%, 0.45%, 1.86%, 2.01%, 1.87%, 2.31%, 2.35% and 1.97%, respectively, for the U.S. Government Securities Ultra-Short Bond, Near-Term Tax Free, Global Resources, World Precious
Minerals, Gold and Precious Metals, Emerging Europe, China Region and Global Luxury Goods Funds. The
funds' Institutional Class' annualized expense ratios (after reimbursements and offsets) for the six month period ended December 31, 2021, were, respectively, for the Funds. The dollar amounts shown as "Expenses
Paid" are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by 184, the number of days in the period, then divided by 365 days in the current fiscal year.

Apex Fund Services
3 Canal Plaza, Suite 600
Portland, ME 04101
Want to reduce paper waste?
You can receive this report and
other important documents
electronically. Please visit
www.usfunds.com and sign up
at Access My Account. If you
need further assistance, please
call us at 800-873-8637.

ITEM 2. CODE OF ETHICS.
(a)

As of the end of the period covered by this report, U.S. Global Investors Funds (the “Registrant”) has adopted a code of ethics, which applies to its Principal Executive Officer and Principal Financial Officer (the “Code of Ethics”).

(c)       There have been no amendments to the Registrant’s Code of Ethics during the period covered by this report.

(d)       There have been no waivers to the Registrant’s Code of Ethics during the period covered by this report.

(e)        Not applicable.

(f) (1)  A copy of the Code of Ethics is being filed under Item 13(a) hereto.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
The Board of Trustees has determined that Mr. Mark Moyer is an "audit committee financial expert" as that term is defined under applicable regulatory guidelines. Mr. Moyer is a non- “interested” Trustee (as defined in Section 2(a)(19) under the Investment Company Act of 1940, as amended (the “Act”)), and serves as Chairman of the Audit Committee.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
(a) Audit Fees - The aggregate fees billed for each of the last two fiscal years (the “Reporting Periods”) for professional services rendered by the Registrant’s principal accountant for the audit of the Registrant’s annual financial statements, or services that are normally provided by the principal accountant in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $126,200 in 2020 and $126,200 in 2021.

(b) Audit-Related Fees – The aggregate fees billed in the Reporting Periods for assurance and related services rendered by the principal accountant that were reasonably related to the performance of the audit of the Registrant’s financial statements and are not reported under paragraph (a) of this Item 4 were $0 in 2020 and $0 in 2021.

(c) Tax Fees - The aggregate fees billed in the Reporting Periods for professional services rendered by the principal accountant to the Registrant for tax compliance, tax advice and tax planning were $27,000 in 2020 and $28,000 in 2021.  These services consisted of review or preparation of U.S. federal, state, local and excise tax returns.

(d) All Other Fees - The aggregate fees billed in the Reporting Periods for products and services provided by the principal accountant to the Registrant, other than the services reported in paragraphs  (a) through (c) of this Item, were $0 in 2020 and $0 in 2021.

(e) (1) The Audit Committee reviews and approves in advance all audit and “permissible non-audit services” (as that term is defined by the rules and regulations of the Securities and Exchange Commission) to be rendered to a series of the Registrant (each, a “Series”).  In addition, the Audit Committee reviews and approves in advance all “permissible non-audit services” to be provided to an investment adviser (not including any sub-adviser) of a Series, or an affiliate of such investment adviser, that is controlling, controlled by or under common control with the investment adviser and provides on-going services to the Registrant (“Affiliate”), by the Series’ principal accountant if the engagement relates directly to the operations and financial reporting of the Series.  The Audit Committee considers whether fees paid by a Series’ investment adviser or an Affiliate to the Series’ principal accountant for audit and permissible non-audit services are consistent with the principal accountant’s independence.

(e) (2) No services included in (b) - (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Less than 50 percent of the hours expended on the principal accountant’s engagement to audit the Registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g) The aggregate fees billed by the Registrant’s principal accountant for non-audit services rendered to the Registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $27,000 in 2020 and $28,000 in 2021.  These fees related to tax services rendered to the Registrant.

(h) All non-audit services rendered in (g) above were considered by the registrant’s audit committee in maintaining the principal accountant’s independence.

ITEM 6. INVESTMENTS.

(a)

Included as part of report to shareholders under Item 1.

(b)

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS
The Registrant does not accept nominees to the board of trustees from shareholders.

ITEM 11. CONTROLS AND PROCEDURES
(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act are effective, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as of a date within 90 days of the filing date of this report.
 (b) There were no changes in the Registrant’s internal control over financial reporting (as defined in
Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES
Not applicable.

ITEM 13. EXHIBITS.

(a)(1)  Code of Ethics (Exhibit filed herewith).

(a)(2) Certifications pursuant to Rule 30a-2(a) of the Act, and Section 302 of the Sarbanes-Oxley Act of 2002. (Exhibits filed herewith).

(a)(3)  Not applicable.

(b)      Certifications pursuant to Rule 30a-2(b) of the Act, and Section 906 of the Sarbanes-Oxley Act of 2002. (Exhibit filed herewith).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant              U.S. Global Investors Funds

By:	/s/ Jessica Chase
Jessica Chase, Principal Executive Officer

Date:	February 28, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Jessica Chase
Jessica Chase, Principal Executive Officer

Date:	February 28, 2022

By:	/s/ Karen Shaw
Karen Shaw, Principal Financial Officer

Date:	February 28, 2022